Angel Oak Multi-Strategy Income Fund
Consolidated Schedule of Investments
October 31, 2020 (Unaudited)
	Principal
	Amount	Value
Asset-Backed Securities ― 10.51%
ABPCI Direct Lending Fund CLO VIII Ltd., Series 2020-8A, Class D, 6.808% (3 Month LIBOR USD + 5.750%), 4/20/2032 (a)(b)(c)	$2,500,000	$2,429,272
ACC Trust, Series 2019-1, Class B, 4.470%, 10/20/2022 (b)	4,400,000	4,439,261
Affirm Asset Securitization Trust, Series 2020-A, Class C, 6.230%, 2/18/2025 (b)	1,300,000	1,323,416
American Credit Acceptance Receivables Trust, Series 2020-1, Class D, 2.390%, 3/13/2026 (b)	1,530,000	1,555,629
American Credit Acceptance Receivables Trust, Series 2020-1, Class E, 3.320%, 3/13/2026 (b)	3,000,000	3,009,321
American Credit Acceptance Receivables Trust, Series 2020-3, Class D, 2.400%, 6/15/2026 (b)	2,150,000	2,207,429
American Credit Acceptance Receivables Trust, Series 2020-3, Class E, 3.880%, 8/13/2026 (b)	5,000,000	5,111,150
American Credit Acceptance Receivables Trust, Series 2019-4, Class F, 5.370%, 9/12/2026 (b)	800,000	809,525
American Credit Acceptance Receivables Trust, Series 2020-4, Class E, 3.650%, 12/14/2026 (b)	3,000,000	2,999,443
American Credit Acceptance Receivables Trust, Series 2020-3, Class F, 5.940%, 5/13/2027 (b)	5,650,000	5,857,762
American Express Credit Account Master Trust, Series 2018-3, Class A, 0.468% (1 Month LIBOR USD + 0.320%), 10/15/2025 (a)	7,000,000	7,029,197
American Home Mortgage Investment Trust, Series 2007-A, Class 13A1, 6.600%, 1/25/2037 (b)(d)	2,353,688	1,020,477
Aqua Finance Trust, Series 2020-AA, Class B, 2.790%, 7/17/2046 (b)	2,450,000	2,452,097
Aqua Finance Trust, Series 2020-AA, Class C, 3.970%, 7/17/2046 (b)	5,200,000	5,246,353
Avant Loans Funding Trust, Series 2019-B, Class B, 3.150%, 10/15/2026 (b)	8,186,000	8,259,715
Avant Loans Funding Trust, Series 2020-REV1, Class C, 4.170%, 5/15/2029 (b)	5,000,000	4,798,960
Avis Budget Rental Car Funding AESOP LLC, Series 2017-1A, Class C, 4.150%, 9/20/2023 (b)	2,300,000	2,300,184
Avis Budget Rental Car Funding AESOP LLC, Series 2018-1A, Class B, 4.000%, 9/20/2024 (b)	2,100,000	2,177,534
Avis Budget Rental Car Funding AESOP LLC, Series 2019-2A, Class B, 3.550%, 9/20/2025 (b)	6,450,000	6,687,057
Avis Budget Rental Car Funding AESOP LLC, Series 2019-2A, Class C, 4.240%, 9/20/2025 (b)	2,300,000	2,337,536
Avis Budget Rental Car Funding AESOP LLC, Series 2019-3A, Class A, 2.360%, 3/20/2026 (b)	18,310,000	18,848,296
Avis Budget Rental Car Funding AESOP LLC, Series 2019-3A, Class B, 2.650%, 3/20/2026 (b)	9,176,000	9,214,145
Avis Budget Rental Car Funding AESOP LLC, Series 2019-3A, Class C, 3.150%, 3/20/2026 (b)	8,750,000	8,607,515
Avis Budget Rental Car Funding AESOP LLC, Series 2020-1A, Class B, 2.680%, 8/20/2026 (b)	9,000,000	9,021,798
Avis Budget Rental Car Funding AESOP LLC, Series 2020-2A, Class A, 2.020%, 2/20/2027 (b)	11,200,000	11,341,366
Avis Budget Rental Car Funding AESOP LLC, Series 2020-2A, Class B, 2.960%, 2/20/2027 (b)	3,400,000	3,505,264
Avis Budget Rental Car Funding AESOP LLC, Series 2020-2A, Class C, 4.250%, 2/20/2027 (b)	5,300,000	5,428,896
Barclays Dryrock Issuance Trust, Series 2019-1, Class A, 1.960%, 5/15/2025	6,250,000	6,429,537
Bellemeade Re Ltd., Series 2020-2A, Class M1C, 4.149% (1 Month LIBOR USD + 4.000%), 8/26/2030 (a)(b)	3,000,000	3,074,487
Carvana Auto Receivables Trust, Series 2019-1A, Class E, 5.640%, 1/15/2026 (b)	1,116,000	1,166,497
Carvana Auto Receivables Trust, Series 2019-2A, Class E, 5.010%, 4/15/2026 (b)	3,000,000	3,132,423
Carvana Auto Receivables Trust, Series 2019-3A, Class E, 4.600%, 7/15/2026 (b)	8,439,000	8,746,002
Chase Auto Credit Linked Notes, Series 2020-1, Class E, 3.715%, 1/25/2028 (b)	1,000,000	1,005,266
CIG Auto Receivables Trust, Series 2019-1A, Class A, 3.300%, 8/15/2024 (b)	516,468	521,966
Consumer Loan Underlying Bond CLUB Credit Trust, Series 2019-P2, Class C, 4.410%, 10/15/2026 (b)	17,822,000	17,359,074
Consumer Loan Underlying Bond CLUB Credit Trust, Series 2020-P1, Class C, 4.610%, 3/15/2028 (b)	18,475,000	17,876,521
Consumer Loan Underlying Bond Credit Trust, Series 2018-P3, Class C, 5.540%, 1/15/2026 (b)	7,400,000	7,353,624
Consumer Loan Underlying Bond Credit Trust, Series 2019-P1, Class C, 4.660%, 7/15/2026 (b)	5,000,000	4,997,330
Consumer Underlying Bond Securitization, Series 2018-1, Class A, 4.790%, 2/17/2026 (b)	4,101,553	4,193,247
Continental Credit Card ABS LLC, Series 2019-1A, Class B, 4.950%, 8/15/2026 (b)	3,700,000	3,736,534
CPS Auto Receivables Trust, Series 2017-D, Class E, 5.300%, 6/17/2024 (b)	3,225,000	3,328,142
CPS Auto Receivables Trust, Series 2018-B, Class E, 5.610%, 12/16/2024 (b)	12,123,000	12,591,348
CPS Auto Receivables Trust, Series 2019-B, Class E, 5.000%, 3/17/2025 (b)	5,500,000	5,655,567
CPS Auto Receivables Trust, Series 2019-C, Class D, 3.170%, 6/16/2025 (b)	2,248,000	2,305,263
CPS Auto Receivables Trust, Series 2019-C, Class E, 4.300%, 7/15/2025 (b)	15,406,000	15,742,159
CPS Auto Receivables Trust, Series 2019-D, Class E, 3.860%, 10/15/2025 (b)	5,000,000	5,054,845
CPS Auto Receivables Trust, Series 2020-A, Class F, 6.930%, 3/15/2027 (b)	2,500,000	2,566,495
CPS Auto Receivables Trust, Series 2020-C, Class E, 4.220%, 5/15/2027 (b)	2,700,000	2,726,846
CPS Auto Trust, Series 2018-C, Class E, 6.070%, 9/15/2025 (b)	2,350,000	2,482,538
Credibly Asset Securitization LLC, Series 2018-1A, Class A, 4.800%, 11/15/2023 (b)	937,000	932,779
Credit Acceptance Auto Loan Trust, Series 2020-2A, Class C, 2.730%, 11/15/2029 (b)	2,000,000	2,040,682
DT Auto Owner Trust, Series 2018-3A, Class D, 4.190%, 7/15/2024 (b)	1,800,000	1,876,540
DT Auto Owner Trust, Series 2020-1A, Class D, 2.550%, 11/15/2025 (b)	9,000,000	9,198,504
DT Auto Owner Trust, Series 2019-1A, Class E, 4.940%, 2/17/2026 (b)	3,750,000	3,892,267
DT Auto Owner Trust, Series 2020-2A, Class C, 3.280%, 3/15/2026 (b)	2,250,000	2,346,365
DT Auto Owner Trust, Series 2020-2A, Class D, 4.730%, 3/15/2026 (b)	1,000,000	1,069,996
DT Auto Owner Trust, Series 2019-2A, Class E, 4.460%, 5/15/2026 (b)	3,000,000	3,095,514
DT Auto Owner Trust, Series 2019-3A, Class E, 3.850%, 8/17/2026 (b)	2,370,000	2,407,752
DT Auto Owner Trust, Series 2019-4A, Class E, 3.930%, 10/15/2026 (b)	8,500,000	8,705,674
ENVA LLC, Series 2019-A, Class A, 3.960%, 6/20/2026 (b)	2,632,500	2,646,333
Exeter Automobile Receivables Trust, Series 2019-2A, Class E, 4.680%, 5/15/2026 (b)	2,500,000	2,565,207
Exeter Automobile Receivables Trust, Series 2019-3A, Class E, 4.000%, 8/17/2026 (b)	4,480,000	4,586,709
Exeter Automobile Receivables Trust, Series 2020-3A, Class F, 6.440%, 6/15/2027	4,750,000	4,851,726
First Investors Auto Owner Trust, Series 2017-3A, Class E, 4.920%, 8/15/2024 (b)	1,500,000	1,573,861
First Investors Auto Owner Trust, Series 2019-1A, Class D, 3.550%, 4/15/2025 (b)	1,400,000	1,441,902
First Investors Auto Owner Trust, Series 2019-1A, Class F, 6.150%, 7/15/2026 (b)	300,000	300,949
Flagship Credit Auto Trust, Series 2016-2, Class D, 8.560%, 11/15/2023 (b)	900,000	927,768
Flagship Credit Auto Trust, Series 2018-3, Class E, 5.280%, 12/15/2025 (b)	4,800,000	5,044,622
Flagship Credit Auto Trust, Series 2020-2, Class C, 3.800%, 4/15/2026 (b)	2,200,000	2,324,049
Flagship Credit Auto Trust, Series 2020-3, Class D, 2.500%, 9/15/2026 (b)	3,350,000	3,412,193
Flagship Credit Auto Trust, Series 2020-1, Class E, 3.520%, 6/15/2027 (b)	839,000	844,824
Flagship Credit Auto Trust, Series 2020-3, Class E, 4.980%, 12/15/2027 (b)	1,050,000	1,116,205
Foursight Capital Automobile Receivables Trust, Series 2018-1, Class E, 5.560%, 1/16/2024 (b)	1,400,000	1,479,495
Foursight Capital Automobile Receivables Trust, Series 2018-2, Class E, 5.500%, 10/15/2024 (b)	7,150,000	7,503,568
Foursight Capital Automobile Receivables Trust, Series 2020-1, Class E, 3.490%, 4/15/2026 (b)	1,100,000	1,097,109
FREED ABS Trust, Series 2018-2, Class C, 5.880%, 10/20/2025 (b)	6,350,000	6,481,356
FREED ABS Trust, Series 2020-FP1, Class B, 3.060%, 3/18/2027 (b)	1,800,000	1,816,790
Genesis Sales Finance Master Trust, Series 2019-AA, Class A, 4.680%, 8/20/2023 (b)	1,400,000	1,407,987
GLS Auto Receivables Issuer Trust, Series 2020-3A, Class D, 2.270%, 10/15/2023 (b)	2,000,000	2,042,630
GLS Auto Receivables Issuer Trust, Series 2020-3A, Class E, 4.310%, 10/15/2023 (b)	1,000,000	1,026,936
GLS Auto Receivables Issuer Trust, Series 2019-3A, Class D, 3.840%, 5/15/2026 (b)	6,000,000	6,100,050
GLS Auto Receivables Issuer Trust, Series 2020-1A, Class D, 3.680%, 11/16/2026 (b)	8,300,000	8,350,555
Goodgreen Trust, Series 2017-2A, Class A, 3.260%, 10/15/2053 (b)	6,339,830	6,596,967
Hertz Vehicle Financing II LP, Series 2015-3A, Class B, 3.710%, 9/25/2021 (b)	6,100,000	6,103,020
Hertz Vehicle Financing II LP, Series 2017-1A, Class B, 3.560%, 10/25/2021 (b)	10,300,000	10,305,099
Hertz Vehicle Financing II LP, Series 2016-2A, Class B, 3.940%, 3/25/2022 (b)	10,700,000	10,705,297
Hertz Vehicle Financing II LP, Series 2016-2A, Class D, 5.970%, 3/25/2022 (b)	2,778,000	2,729,246
Hertz Vehicle Financing II LP, Series 2018-2A, Class D, 6.140%, 6/25/2022 (b)	5,172,000	5,081,231
Hertz Vehicle Financing II LP, Series 2016-4A, Class B, 3.290%, 7/25/2022 (b)	4,000,000	4,001,980
Hertz Vehicle Financing II LP, Series 2019-1A, Class B, 4.100%, 3/25/2023 (b)	2,435,000	2,434,252
Hertz Vehicle Financing II LP, Series 2019-1A, Class D, 6.360%, 3/25/2023 (b)	3,652,000	3,587,907
Hertz Vehicle Financing II LP, Series 2017-2A, Class B, 4.200%, 10/25/2023 (b)	890,000	890,441
Hertz Vehicle Financing II LP, Series 2018-1A, Class B, 3.600%, 2/25/2024 (b)	1,967,000	1,967,974
Hertz Vehicle Financing II LP, Series 2018-1A, Class D, 5.860%, 2/25/2024 (b)	4,000,000	3,929,800
Hertz Vehicle Financing II LP, Series 2019-2A, Class D, 6.120%, 5/25/2025 (b)	7,500,000	7,368,375
Hertz Vehicle Financing II LP, Series 2019-3A, Class D, 5.000%, 12/25/2025 (b)	2,700,000	2,652,615
HOA Funding LLC, Series 2015-1A, Class B, 9.000%, 8/20/2044 (b)	1,000,000	1,002,524
Legacy Mortgage Asset Trust, Series 2020-GS4, Class A1, 3.250%, 2/25/2060 (b)(d)(e)	12,475,627	12,496,025
LendingPoint Asset Securitization Trust, Series 2020-REV1, Class A, 2.730%, 10/15/2028 (b)	3,000,000	3,007,119
LL ABS Trust, Series 2020-1A, Class B, 3.790%, 1/17/2028 (b)	1,900,000	1,913,973
LL ABS Trust, Series 2020-1A, Class C, 6.540%, 1/17/2028 (b)	2,200,000	2,239,492
Marlette Funding Trust, Series 2018-1A, Class D, 4.850%, 3/15/2028 (b)	13,600,000	13,686,741
Marlette Funding Trust, Series 2018-2A, Class C, 4.370%, 7/17/2028 (b)	1,600,000	1,620,274
Marlette Funding Trust, Series 2018-3A, Class C, 4.630%, 9/15/2028 (b)	3,670,000	3,722,635
Marlette Funding Trust, Series 2019-1A, Class C, 4.420%, 4/16/2029 (b)	6,300,000	6,413,035
Marlette Funding Trust, Series 2020-2A, Class D, 4.650%, 9/16/2030 (b)	6,240,000	6,554,178
Mosaic Solar Loan Trust, Series 2019-1A, Class B, 0.000%, 12/21/2043 (b)(f)	3,177,723	2,919,304
Mosaic Solar Loans LLC, Series 2017-2A, Class D, 0.000%, 6/22/2043 (b)(f)	1,825,788	1,756,992
Newtek Small Business Loan Trust, Series 2018-1, Class B, 3.149% (1 Month LIBOR USD + 3.000%), 2/25/2044 (a)(b)	2,224,887	2,044,626
Octane Receivables Trust, Series 2020-1A, Class A, 1.710%, 2/20/2025 (b)	4,000,000	4,012,312
OnDeck Asset Securitization Trust LLC, Series 2018-1A, Class C, 4.520%, 4/18/2022 (b)	1,500,000	1,503,744
OneMain Financial Issuance Trust, Series 2020-2A, Class A, 1.750%, 9/14/2035 (b)	9,000,000	9,060,939
OneMain Financial Issuance Trust, Series 2020-2A, Class D, 3.450%, 9/14/2035 (b)	6,000,000	6,060,366
PMIT, Series 2019-1A, Class B, 4.030%, 4/15/2025 (b)	8,645,672	8,677,030
PMIT, Series 2019-3A, Class D, 6.550%, 9/15/2025 (b)	10,000,000	9,794,060
Prestige Auto Receivables Trust, Series 2020-1A, Class E, 4.130%, 2/15/2028 (b)	1,000,000	999,972
Santander Consumer Auto Receivables Trust, Series 2020-BA, Class F, 7.030%, 8/15/2028 (b)	1,900,000	1,988,724
Skopos Auto Receivables Trust, Series 2018-1A, Class C, 4.770%, 4/17/2023 (b)	4,203,892	4,239,452
SolarCity LMC II LLC, Series 2014-1, Class A, 4.590%, 4/20/2044 (b)	1,404,411	1,420,285
Stone Street Receivables Funding, LLC, Series 2015-1A, Class C, 5.600%, 12/15/2054 (b)	862,775	855,112
Synchrony Credit Card Master Note Trust, Series 2017-2, Class C, 3.010%, 10/15/2025	6,520,000	6,634,478
Tesla Auto Lease Trust, Series 2020-A, Class E, 4.640%, 8/20/2024 (b)	2,500,000	2,605,878
Tidewater Auto Receivables Trust, Series 2020-AA, Class B, 1.610%, 3/15/2025 (b)	4,300,000	4,392,390
Tidewater Auto Receivables Trust, Series 2020-AA, Class D, 2.310%, 3/15/2027 (b)	8,400,000	8,574,611
UMPT, Series 2019-ST3, Class A, 3.750%, 11/15/2025 (b)	6,047,599	6,095,375
UMPT, Series 2019-ST4, Class A, 3.750%, 12/15/2025 (b)	3,501,173	3,528,276
UMPT, Series 2019-ST5, Class A, 3.750%, 1/15/2026 (b)	2,973,561	2,999,883
Upstart Pass-Through Trust, Series 2020-ST1, Class A, 3.750%, 2/20/2028 (b)	2,088,646	2,110,510
Upstart Pass-Through Trust, Series 2020-ST2, Class A, 3.500%, 3/20/2028 (b)	8,275,265	8,371,200
Upstart Pass-Through Trust, Series 2020-ST3, Class A, 3.350%, 4/20/2028 (b)	3,422,546	3,482,721
Upstart Securitization Trust, Series 2019-3, Class B, 3.829%, 1/20/2030 (b)	10,102,000	10,306,626
Upstart Securitization Trust, Series 2020-3, Class C, 6.250%, 11/20/2030 (b)	5,500,000	5,601,849
US Auto Funding LLC, Series 2019-1A, Class A, 3.610%, 4/15/2022 (b)	777,575	780,050
USASF Receivables LLC, Series 2020-1A, Class A, 2.470%, 8/15/2023 (b)	4,152,573	4,183,373
Verizon Owner Trust, Series 2019-C, Class A1B, 0.571% (1 Month LIBOR USD + 0.420%), 4/22/2024 (a)	2,500,000	2,514,260
Veros Automobile Receivables Trust, Series 2018-1, Class B, 4.050%, 2/15/2024 (b)	230,138	231,189
Veros Automobile Receivables Trust, Series 2020-1, Class B, 2.190%, 6/15/2025 (b)	4,700,000	4,745,928
Veros Automobile Receivables Trust, Series 2020-1, Class C, 2.990%, 6/15/2025 (b)	2,410,000	2,386,339
Veros Automobile Receivables Trust, Series 2018-1, Class D, 5.740%, 8/15/2025 (b)	3,100,000	3,167,862
Westlake Automobile Receivables Trust, Series 2020-3A, Class E, 3.340%, 6/15/2026 (b)	4,350,000	4,370,406
Westlake Automobile Receivables Trust, Series 2020-3A, Class F, 5.110%, 5/17/2027 (b)	8,750,000	8,800,610
World Financial Network Credit Card Master Trust, Series 2019-C, Class M, 2.710%, 7/15/2026	5,000,000	5,138,420
TOTAL ASSET-BACKED SECURITIES - (Cost ― $634,700,700)		651,938,558

Collateralized Debt Obligations ― 0.60%
Financial Institution Note Securitization Ltd., Series 2015-1A, Class A, 5.000%, 7/30/2026 (b)(c)	409,367	415,276
Financial Institution Note Securitization Ltd., Series 2015-1A, Class C, 7.000%, 7/30/2026 (b)	6,275,000	6,267,031
Financial Institution Note Securitization Ltd., Series 2015-1, 11.660%, 7/30/2026 (b)(c)(g)	11,231,000	10,220,210
Financial Institution Note Securitization Ltd., Series 2019-1A, Class A, 3.900%, 7/17/2034 (b)(g)	5,000,000	5,012,500
Hildene TruPS Financials Note Securitization Ltd., Series 2018-1A, Class A1, 1.584% (3 Month LIBOR USD + 1.360%), 10/12/2038 (a)(b)(c)	5,012,271	4,811,780
Hildene TruPS Financials Note Securitization Ltd., Series 2018-1A, Class B, 4.264% (3 Month LIBOR USD + 4.040%), 10/12/2038 (a)(b)(c)	3,400,000	3,162,000
Hildene TruPS Financials Note Securitization Ltd., Series 2019-2A, Class A1, 2.016% (3 Month LIBOR USD + 1.760%), 5/23/2039 (a)(b)(c)	3,864,102	3,690,218
Hildene TruPS Financials Note Securitization Ltd., Series 2019-2A, Class A2, 2.706% (3 Month LIBOR USD + 2.450%), 5/23/2039 (a)(b)(c)	4,000,000	3,800,000
TOTAL COLLATERALIZED DEBT OBLIGATIONS - (Cost ― $39,039,627)		37,379,015

Collateralized Loan Obligations ― 7.59%
Anchorage Credit Funding Ltd., Series 2018-5A, Class DR, 5.500%, 4/25/2036 (b)	2,000,000	2,000,000
Anchorage Credit Funding Ltd., Series 2020-12A, Class D, 5.927%, 10/25/2038 (b)	7,000,000	7,000,000
Anchorage Credit Funding Ltd., Series 2020-12A, Class E, 6.908%, 10/25/2038 (b)	7,000,000	6,510,000
Apex Credit CLO Ltd., Series 2015-2A, Class CR, 2.118% (3 Month LIBOR USD + 1.900%), 10/19/2026 (a)(b)	5,000,000	4,810,035
Ares XXXVII CLO Ltd., Series 2015-4A, Class SUB, 0.000%, 10/15/2030 (b)(c)(h)	3,000,000	1,650,000
Atrium XV, Series 15A, Class D, 3.209% (3 Month LIBOR USD + 3.000%), 1/23/2031 (a)(b)	4,000,000	3,819,544
Barings CLO Ltd., Series 2020-1A, Class D, 3.980% (3 Month LIBOR USD + 3.750%), 10/15/2032 (a)(b)	3,000,000	3,000,000
Barings Middle Market CLO Ltd., Series 2018-II, Class COM, 0.000%, 1/15/2031 (c)(h)	1,500,000	1,332,838
BCC Middle Market CLO LLC, Series 2019-1A, Class B, 3.875% (3 Month LIBOR USD + 3.600%), 10/20/2031 (a)(b)	8,000,000	8,042,976
BlackRock Elbert CLO V Ltd., Series 5I, Class E, 0.000% (3 Month LIBOR USD + 9.400%), 12/15/2031 (a)(c)(i)	5,625,000	5,456,250
BlackRock Elbert CLO V Ltd., Series 5A, Class D, 0.000% (3 Month LIBOR USD + 5.400%), 12/15/2031 (a)(b)(c)(i)	2,250,000	2,250,000
BNPP IP CLO Ltd., Series 2014-1A, Class BR, 2.761% (3 Month LIBOR USD + 2.500%), 4/24/2026 (a)(b)	3,000,000	2,997,675
Carlyle Global Market Strategies CLO Ltd., Series 2014-2RA, Class A3, 1.780% (3 Month LIBOR USD + 1.500%), 5/15/2031 (a)(b)	4,000,000	3,898,452
Catamaran CLO Ltd., Series 2014-1A, Class BR, 2.616% (3 Month LIBOR USD + 2.400%), 4/22/2030 (a)(b)	4,500,000	4,365,612
Cerberus Loan Funding XXII LP, Series 2018-1A, Class C, 2.587% (3 Month LIBOR USD + 2.350%), 4/15/2030 (a)(b)	1,500,000	1,417,805
Cerberus Loan Funding XXIX LP, Series 2020-2A, Class D, 0.000% (3 Month LIBOR USD + 5.050%), 10/15/2032 (a)(b)(c)(i)	2,500,000	2,449,000
Cerberus Loan Funding XXVIII LP, Series 2020-1A, Class D, 5.508% (3 Month LIBOR USD + 5.300%), 10/15/2031 (a)(b)(c)	3,500,000	3,500,000
CSMC Trust, Series 2017-RPL3, Class B5, 4.747%, 8/25/2057 (b)(h)	10,915,426	10,346,176
Diamond CLO Ltd., Series 2019-1A, Class E, 8.265% (3 Month LIBOR USD + 8.050%), 4/25/2029 (a)(b)(c)	2,020,000	1,888,637
Ellington CLO III Ltd., Series 2018-3A, Class B, 2.218% (3 Month LIBOR USD + 2.000%), 7/20/2030 (a)(b)	7,200,000	7,004,225
Ellington CLO III Ltd., Series 2018-3A, Class C, 2.468% (3 Month LIBOR USD + 2.250%), 7/20/2030 (a)(b)	2,700,000	2,560,775
Ellington CLO IV Ltd., Series 2019-4A, Class B, 2.737% (3 Month LIBOR USD + 2.500%), 4/16/2029 (a)(b)	6,465,519	6,470,038
Ellington CLO IV Ltd., Series 2019-4A, Class C, 3.537% (3 Month LIBOR USD + 3.300%), 4/16/2029 (a)(b)	4,612,500	4,618,962
First Eagle Commercial Loan Funding LLC, Series 2016-1A, Class CR, 5.215% (3 Month LIBOR USD + 5.000%), 1/26/2032 (a)(b)	9,000,000	9,045,198
Fortress Credit Opportunities IX CLO Ltd., Series 2017-9A, Class C, 2.930% (3 Month LIBOR USD + 2.650%), 11/15/2029 (a)(b)	2,750,000	2,653,390
Fortress Credit Opportunities XI CLO Ltd., Series 2018-11, Class C, 2.737% (3 Month LIBOR USD + 2.500%), 4/15/2031 (a)(b)	1,750,000	1,662,453
Gallatin CLO IX Ltd., Series 2018-1A, Class C1, 2.309% (3 Month LIBOR USD + 2.100%), 1/21/2028 (a)(b)	2,750,000	2,670,709
Garrison Funding Ltd., Series 2018-2RA, Class BR, 3.423% (3 Month LIBOR USD + 3.170%), 11/20/2029 (a)(b)	6,550,000	6,391,326
Garrison MML CLO LP, Series 2019-1A, Class B, 4.068% (3 Month LIBOR USD + 3.850%), 7/21/2031 (a)(b)	3,100,000	3,133,437
Golub Capital Partners CLO 45M Ltd., Series 2019-45A, Class C, 4.018% (3 Month LIBOR USD + 3.800%), 10/20/2031 (a)(b)	5,350,000	5,349,930
Golub Capital Partners Ltd., Series 2020-47A, Class C1, 0.000% (3 Month LIBOR USD + 3.250%), 5/5/2032 (a)(b)	8,600,000	8,523,967
Halcyon Loan Advisors Funding Ltd., Series 2013-1X, Class C, 3.737% (3 Month LIBOR USD + 3.500%), 4/15/2025 (a)(j)	2,500,000	2,375,213
Hull Street CLO Ltd., Series 2014-CR, Class 1A, 2.918% (3 Month LIBOR USD + 2.700%), 10/19/2026 (a)(b)	6,300,000	6,199,710
Jamestown CLO V Ltd., Series 2014-5A, Class CR, 2.948% (3 Month LIBOR USD + 2.730%), 1/19/2027 (a)(b)	1,300,000	1,300,627
JFIN CLO Ltd., Series 2013-1A, Class DR, 7.588% (3 Month LIBOR USD + 7.370%), 1/22/2030 (a)(b)	3,900,000	3,498,323
KCAP Senior Funding LLC, Series 2017-1A, Class B, 2.727% (3 Month LIBOR USD + 2.500%), 12/20/2029 (a)(b)	9,900,000	9,899,881
Lake Shore MM CLO III LLC, Series 2020-1A, Class C, 4.979% (3 Month LIBOR USD + 4.750%), 10/15/2029 (a)(b)	5,300,000	5,300,000
Lake Shore MM CLO III LLC, Series 2020-1A, Class D, 6.859% (3 Month LIBOR USD + 6.630%), 10/15/2029 (a)(b)(c)	10,000,000	9,759,660
Lockwood Grove CLO Ltd., Series 2014-1A, Class CRR, 2.215% (3 Month LIBOR USD + 2.000%), 1/25/2030 (a)(b)	7,978,500	7,582,256
Magnetite VIII Ltd., Series 2014-8A, Class DR2, 3.137% (3 Month LIBOR USD + 2.900%), 4/15/2031 (a)(b)	2,000,000	1,953,754
Magnetite XVI Ltd., Series 2015-16A, Class DR, 2.368% (3 Month LIBOR USD + 2.150%), 1/18/2028 (a)(b)	500,000	461,490
Magnetite XXVIII Ltd., Series 2020-28A, Class D, 3.717% (3 Month LIBOR USD + 3.500%), 10/27/2031 (a)(b)	1,750,000	1,750,000
Marble Point CLO XVII Ltd., Series 2020-1A, Class D, 3.968% (3 Month LIBOR USD + 3.750%), 4/20/2033 (a)(b)	4,000,000	3,906,124
MMCF CLO LLC, Series 2017-1A, Class C, 3.437% (3 Month LIBOR USD + 3.200%), 1/15/2028 (a)(b)(c)	2,000,000	1,885,256
MMCF CLO LLC, Series 2017-1A, Class D, 6.617% (3 Month LIBOR USD + 6.380%), 1/15/2028 (a)(b)(c)	3,000,000	2,721,282
MMCF CLO LLC, Series 2019-2A, Class B, 3.687% (3 Month LIBOR USD + 3.450%), 4/16/2029 (a)(b)	6,000,000	5,951,556
Monroe Capital BSL CLO Ltd., Series 2015-1A, Class CR, 2.706% (3 Month LIBOR USD + 2.450%), 5/22/2027 (a)(b)	8,900,000	8,778,640
Monroe Capital CLO Ltd., Series 2020-1A, Class E, 0.000% (3 Month LIBOR USD + 8.850%), 8/20/2031 (a)(b)(c)	3,250,000	3,068,367
Monroe Capital MML CLO VI Ltd., Series 2018-1A, Class C, 2.525% (3 Month LIBOR USD + 2.250%), 4/15/2030 (a)(b)	2,600,000	2,529,225
Monroe Capital MML CLO VII Ltd., Series 2018-2A, Class D, 4.306% (3 Month LIBOR USD + 4.050%), 11/22/2030 (a)(b)(c)	2,000,000	1,821,816
Monroe Capital MML CLO X Ltd., Series 2020-1A, Class B, 3.428% (3 Month LIBOR USD + 3.200%), 8/20/2031 (a)(b)	2,600,865	2,613,934
Monroe Capital MML CLO X Ltd., Series 2020-1A, Class D, 7.128% (3 Month LIBOR USD + 6.900%), 8/20/2031 (a)(b)(c)	11,000,000	10,919,403
Mountain View CLO Ltd., Series 2014-1A, Class CRR, 2.237% (3 Month LIBOR USD + 2.000%), 10/15/2026 (a)(b)(k)	13,000,000	12,710,451
Neuberger Berman CLO XV Ltd., Series 2013-15A, Class DR, 3.287% (3 Month LIBOR USD + 3.050%), 10/15/2029 (a)(b)	2,750,000	2,604,564
Neuberger Berman CLO XX Ltd., Series 2015-20A, Class FR, 7.687% (3 Month LIBOR USD + 7.450%), 1/18/2028 (a)(b)(c)	3,000,000	2,349,903
NewStar Berkeley Fund CLO LLC, Series 2016-1A, Class CR, 4.015% (3 Month LIBOR USD + 3.800%), 10/25/2028 (a)(b)	10,000,000	10,047,330
Newstar Exeter Fund CLO LLC, Series 2015-1RA, Class CR, 2.968% (3 Month LIBOR USD + 2.750%), 1/20/2027 (a)(b)	3,000,000	2,939,382
Newstar Exeter Fund CLO LLC, Series 2015-1RA, Class DR, 4.118% (3 Month LIBOR USD + 3.900%), 1/20/2027 (a)(b)(c)	3,000,000	2,794,173
Northwoods Capital XII-B Ltd., Series 2018-12BA, Class C, 2.400% (3 Month LIBOR USD + 2.150%), 6/16/2031 (a)(b)	7,050,000	6,527,990
Ocean Trails CLO IV, Series 2013-4A, Class CR, 2.054% (3 Month LIBOR USD + 1.800%), 8/13/2025 (a)(b)	2,000,000	1,974,462
Ocean Trails CLO VI, Series 2016-6A, Class CR, 2.887% (3 Month LIBOR USD + 2.650%), 7/17/2028 (a)(b)	7,200,000	7,012,786
OCP CLO Ltd., Series 2015-8A, Class CR, 3.018% (3 Month LIBOR USD + 2.800%), 4/17/2027 (a)(b)	7,500,000	7,434,645
Octagon Investment Partners 30 Ltd., Series 2017-1A, Class A1, 1.538% (3 Month LIBOR USD + 1.320%), 3/17/2030 (a)(b)	1,000,000	995,000
Octagon Investment Partners 50 Ltd., Series 2020-4A, Class D, 0.000% (3 Month LIBOR USD + 4.300%), 10/17/2033 (a)(b)(i)	10,500,000	10,500,000
OZLM XII Ltd., Series 2015-12A, Class E, 6.918% (3 Month LIBOR USD + 6.650%), 4/30/2027 (a)(b)(c)	1,000,000	544,966
Palmer Square Ltd., Series 2020-1A, Class C, 3.218% (3 Month LIBOR USD + 3.000%), 4/20/2029 (a)(b)	5,000,000	4,875,760
PennantPark CLO I Ltd., Series 2019-1A, Class C1, 4.237% (3 Month LIBOR USD + 4.000%), 10/15/2031 (a)(b)	5,900,000	5,948,522
Regatta X Funding Ltd., Series 2017-3A, Class SUB, 0.000%, 1/17/2031 (b)(c)(h)	2,500,000	1,450,000
Saranac CLO VIII Ltd., Series 2020-8A, Class CN, 3.053% (3 Month LIBOR USD + 2.800%), 2/22/2033 (a)(b)	3,000,000	2,994,660
Saranac CLO VIII Ltd., Series 2020-8A, Class E, 8.373% (3 Month LIBOR USD + 8.120%), 2/22/2033 (a)(b)	5,250,000	4,341,619
Shackleton CLO Ltd., Series 2015-8A, Class CR, 1.868% (3 Month LIBOR USD + 1.650%), 10/20/2027 (a)(b)	3,195,500	3,044,998
Steele Creek CLO Ltd., Series 2018-1A, Class C, 2.137% (3 Month LIBOR USD + 1.900%), 4/15/2031 (a)(b)	4,500,000	4,164,912
Steele Creek CLO Ltd., Series 2016-1A, Class CR, 2.150% (3 Month LIBOR USD + 1.900%), 6/16/2031 (a)(b)(k)	17,806,577	16,459,438
Steele Creek CLO Ltd., Series 2016-1A, Class FR, 7.150% (3 Month LIBOR USD + 6.900%), 6/16/2031 (a)(b)(c)	1,000,000	499,329
Symphony CLO XII Ltd., Series 2013-12A, Class DR, 3.487% (3 Month LIBOR USD + 3.250%), 10/15/2025 (a)(b)	5,330,000	5,285,873
Symphony CLO XII Ltd., Series 2013-12A, Class E, 5.137% (3 Month LIBOR USD + 4.900%), 10/15/2025 (a)(b)	2,000,000	1,806,722
TCP Waterman CLO Ltd., Series 2016-1A, Class B, 3.700% (3 Month LIBOR USD + 3.450%), 12/15/2028 (a)(b)	1,000,000	993,298
TCW CLO Ltd., Series 2020-1A, Class DR, 0.000% (3 Month LIBOR USD + 3.700%), 10/20/2031 (a)(b)(i)	10,000,000	9,800,000
THL Credit Lake Shore MM CLO I Ltd., Series 2019-1A, Class C, 4.037% (3 Month LIBOR USD + 3.800%), 4/15/2030 (a)(b)	6,350,000	6,387,846
THL Credit Lake Shore MM CLO II Ltd., Series 2019-2A, Class C, 3.818% (3 Month LIBOR USD + 3.600%), 10/17/2031 (a)(b)	4,200,000	4,188,601
THL Credit Wind River CLO Ltd., Series 2012-2A, Class INC, 0.000%, 1/20/2026 (b)(c)(h)	3,000,000	660,000
Tralee CLO II Ltd., Series 2013-1A, Class CR, 3.018% (3 Month LIBOR USD + 2.800%), 7/20/2029 (a)(b)	1,975,000	1,874,553
Tralee CLO V Ltd., Series 2018-5A, Class C, 2.418% (3 Month LIBOR USD + 2.200%), 10/20/2028 (a)(b)	8,300,000	8,037,886
Venture 40 CLO Ltd., Series 2020-40A, Class D2, 0.000% (3 Month LIBOR USD + 5.260%), 11/24/2031 (a)(b)(i)	9,000,000	8,730,000
Vibrant CLO III Ltd., Series 2015-3A, Class BRR, 2.568% (3 Month LIBOR USD + 2.350%), 10/20/2031 (a)(b)	2,900,000	2,795,606
Voya CLO Ltd., Series 2014-2A, Class ER, 7.918% (3 Month LIBOR USD + 7.700%), 4/17/2030 (a)(b)(c)	2,044,665	948,676
Wellfleet CLO Ltd., Series 2015-1A, Class SUB, 0.000%, 7/20/2029 (b)(c)(h)	4,900,000	539,000
Wellfleet CLO X Ltd., Series 2019-XA, Class C, 4.078% (3 Month LIBOR USD + 3.860%), 4/20/2032 (a)(b)	4,150,000	3,851,669
Z Capital Credit Partners CLO Ltd., Series 2015-1A, Class CR, 2.080% (3 Month LIBOR USD + 1.850%), 7/16/2027 (a)(b)	8,300,000	7,750,042
Zais CLO Ltd., Series 2016-2A, Class A2, 2.637% (3 Month LIBOR USD + 2.400%), 10/16/2028 (a)(b)	12,670,000	12,512,588
Zais CLO Ltd., Series 2016-2A, Class B, 3.537% (3 Month LIBOR USD + 3.300%), 10/16/2028 (a)(b)	3,150,000	2,920,056
Zais CLO Ltd., Series 2016-2A, Class C, 4.737% (3 Month LIBOR USD + 4.500%), 10/16/2028 (a)(b)	1,521,684	1,183,634
Zais CLO Ltd., Series 2017-2A, Class B, 2.037% (3 Month LIBOR USD + 1.800%), 4/15/2030 (a)(b)	11,300,000	10,850,746
Zais CLO Ltd., Series 2020-15A, Class C, 4.972% (3 Month LIBOR USD + 4.750%), 7/29/2030 (a)(b)	16,500,000	16,357,605
Zais CLO Ltd., Series 2015-3A, Class A2R, 2.427% (3 Month LIBOR USD + 2.190%), 7/15/2031 (a)(b)	14,000,000	13,571,362
Zais CLO Ltd., Series 2018-2A, Class C, 2.568% (3 Month LIBOR USD + 2.350%), 7/21/2031 (a)(b)	6,750,000	6,403,455
TOTAL COLLATERALIZED LOAN OBLIGATIONS - (Cost ― $481,346,822)		470,760,035

Commercial Mortgage-Backed Securities ― 1.89%
Atrium Hotel Portfolio, Series 2018-ATRM, Class A, 1.098% (1 Month LIBOR USD + 0.950%), 6/15/2035 (a)(b)	1,014,000	967,273
Benchmark Mortgage Trust, Series 2020-B19, Class A5, 1.850%, 9/17/2053	8,000,000	8,092,336
BHP Trust, Series 2019-BXHP, Class A, 1.123% (1 Month LIBOR USD + 0.975%), 8/15/2036 (a)(b)	1,748,826	1,681,346
BTH Mortgage-Backed Securities Trust, Series 2018-3, Class A, 2.649% (1 Month LIBOR USD + 2.500%), 6/7/2022 (a)	2,392,246	2,356,075
BX Commercial Mortgage Trust, Series 2018-IND, Class A, 0.898% (1 Month LIBOR USD + 0.750%), 11/15/2035 (a)(b)	759,704	758,765
BX Commercial Mortgage Trust, Series 2018-BIOA, Class A, 0.819% (1 Month LIBOR USD + 0.671%), 3/16/2037 (a)(b)	1,100,000	1,095,926
BX Trust, Series 2019-ATL, Class A, 1.235% (1 Month LIBOR USD + 1.087%), 10/15/2036 (a)(b)(e)	6,850,000	6,568,554
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class A, 1.218% (1 Month LIBOR USD + 1.070%), 12/15/2037 (a)(b)	1,795,000	1,794,998
CLNY Trust, Series 2019-IKPR, Class A, 1.277% (1 Month LIBOR USD + 1.129%), 11/15/2038 (a)(b)(e)	5,000,000	4,703,770
Commercial Mortgage Trust, Series 2013-CR8, Class ASFL, 0.885% (1 Month LIBOR USD + 0.740%), 6/12/2046 (a)(b)	2,212,955	2,192,536
Credit Suisse Commercial Mortgage Securities Corp., Series 2019-SKLZ, Class A, 1.398% (1 Month LIBOR USD + 1.250%), 1/17/2034 (a)(b)(e)	6,000,000	5,654,028
CSMCM Trust, Series 2018-RPL3, 3.416%, 7/25/2050 (b)(c)	13,913,249	12,996,755
DBGS Mortgage Trust, Series 2018-BIOD, Class A, 0.951% (1 Month LIBOR USD + 0.803%), 5/15/2035 (a)(b)	3,016,452	3,014,660
GS Mortgage Securities Corp. Trust, Series 2018-TWR, Class G, 4.073% (1 Month LIBOR USD + 3.925%), 7/15/2031 (a)(b)	500,000	416,615
GS Mortgage Securities Corp. Trust, Series 2017-500K, Class A, 0.848% (1 Month LIBOR USD + 0.700%), 7/15/2032 (a)(b)	250,000	249,697
GS Mortgage Securities Corp. Trust, Series 2019-70P, Class A, 1.148% (1 Month LIBOR USD + 1.000%), 10/15/2036 (a)(b)	4,051,747	3,905,524
GS Mortgage-Backed Securities Corp. Trust, Series 2020-PJ3, Class B4, 3.465%, 10/25/2050 (b)(h)	2,378,902	2,087,220
Harvest SBA Loan Trust, Series 2018-1, Class A, 2.399% (1 Month LIBOR USD + 2.250%), 9/26/2044 (a)(b)	2,204,699	2,129,997
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-PTC, Class A, 1.348% (1 Month LIBOR USD + 1.200%), 4/15/2031 (a)(b)(e)	3,500,000	3,412,168
KKR Industrial Portfolio Trust, Series 2020-AIP, Class A, 1.185% (1 Month LIBOR USD + 1.037%), 3/16/2037 (a)(b)(e)	4,901,505	4,895,422
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class C, 6.265%, 7/15/2040 (c)(h)	2,650,000	1,459,323
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class H, 4.237%, 2/16/2046 (b)(c)(h)	10,318,259	234,792
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class G, 4.237%, 2/16/2046 (b)(c)(h)	1,000,000	146,882
Motel 6 Trust, Series 2017-MTL6, Class A, 1.068% (1 Month LIBOR USD + 0.920%), 8/15/2034 (a)(b)	383,975	373,020
MSCG Trust, Series 2018-SELF, Class A, 1.048% (1 Month LIBOR USD + 0.900%), 10/15/2037 (a)(b)	843,000	843,807
Sutherland Commercial Mortgage Loans, Series 2017-SBC6, Class A, 3.192%, 4/25/2023 (b)(h)	933,091	938,586
Sutherland Commercial Mortgage Loans, Series 2017-SBC6, Class B, 5.031%, 6/25/2024 (b)(h)	7,000,000	7,286,244
Velocity Commercial Capital Loan Trust, Series 2017-1, Class AFL, 1.399% (1 Month LIBOR USD + 1.250%), 5/25/2047 (a)(b)	94,332	94,223
Velocity Commercial Capital Loan Trust, Series 2017-1, Class AFX, 3.000%, 5/25/2047 (b)(h)	150,932	151,226
Velocity Commercial Capital Loan Trust, Series 2018-1, Class M3, 4.410%, 4/25/2048 (b)	691,305	686,313
Velocity Commercial Capital Loan Trust, Series 2019-1, Class M3, 4.120%, 3/25/2049 (b)(h)	2,784,134	2,689,128
Velocity Commercial Capital Loan Trust, Series 2020-1, Class AFX, 2.610%, 2/25/2050 (b)(h)	901,854	918,257
Wells Fargo Commercial Mortgage Trust, Series 2020-SOP, Class A, 1.288% (1 Month LIBOR USD + 1.140%), 1/16/2035 (a)(b)	3,000,000	2,910,234
WF-RBS Commercial Mortgage Trust, Series 2014-C20, Class C, 4.513%, 5/17/2047 (h)	2,000,000	1,770,312
XCALI Mortgage Trust, Series 2019-1, Class B1, 16.290% (1 Month LIBOR USD + 14.140%), 11/6/2021 (a)(b)	5,950,000	6,143,104
XCALI Mortgage Trust, Series 2020-1, Class B1, 9.150% (1 Month LIBOR USD + 7.500%), 2/15/2023 (a)(b)	2,700,000	2,620,107
XCALI Mortgage Trust, Series 2020-2, Class B1, 9.550% (1 Month LIBOR USD + 7.500%), 2/15/2023 (a)(b)	7,000,000	6,859,937
X-CALI Mortgage Trust, Series 2020-5, Class A, 4.250% (1 Month LIBOR USD + 3.250%), 10/16/2023 (a)(b)	5,000,000	5,012,970
X-CALI Mortgage Trust, Series 2020-5, Class B1, 9.250% (1 Month LIBOR USD + 8.250%), 10/16/2023 (a)(b)	7,000,000	7,020,573
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES - (Cost ― $122,145,322)		117,132,703

Commercial Mortgage-Backed Security - U.S. Government Agency ― 4.13%
Federal Home Loan Mortgage Corp., Series 2015-KF09, Class B, 5.498% (1 Month LIBOR USD + 5.350%), 5/25/2022 (a)(b)	452,353	455,154
Federal Home Loan Mortgage Corp., Series K-F10, Class A, 0.528% (1 Month LIBOR USD + 0.380%), 7/25/2022 (a)	245,041	244,959
Federal Home Loan Mortgage Corp., Series 2016-KF25, Class B, 5.148% (1 Month LIBOR USD + 5.000%), 10/25/2023 (a)(b)	146,387	144,036
Federal Home Loan Mortgage Corp., Series 2020-KI05, Class B, 2.449% (1 Month LIBOR USD + 2.300%), 7/25/2024 (a)(b)	6,202,509	6,042,000
Federal Home Loan Mortgage Corp., Series K-F35, Class A, 0.498% (1 Month LIBOR USD + 0.350%), 8/25/2024 (a)	1,479,742	1,483,221
Federal Home Loan Mortgage Corp., Series K-F34, Class A, 0.508% (1 Month LIBOR USD + 0.360%), 8/25/2024 (a)	1,011,209	1,014,612
Federal Home Loan Mortgage Corp., Series 2017-KF34, Class B, 2.848% (1 Month LIBOR USD + 2.700%), 8/25/2024 (a)(b)	1,348,279	1,337,033
Federal Home Loan Mortgage Corp., Series 2017-KF35, Class B, 2.898% (1 Month LIBOR USD + 2.750%), 8/25/2024 (a)(b)	554,903	551,150
Federal Home Loan Mortgage Corp., Series 2018-KF42, Class B, 2.348% (1 Month LIBOR USD + 2.200%), 12/25/2024 (a)(b)	68,887	67,262
Federal Home Loan Mortgage Corp., Series 2019-KF58, Class B, 2.298% (1 Month LIBOR USD + 2.150%), 1/25/2026 (a)(b)	187,882	182,016
Federal Home Loan Mortgage Corp., Series K F16, Class A, 0.778% (1 Month LIBOR USD + 0.630%), 3/25/2026 (a)	88,070	87,795
Federal Home Loan Mortgage Corp., Series 2019-KF64, Class B, 2.448% (1 Month LIBOR USD + 2.300%), 6/25/2026 (a)(b)	4,372,023	4,193,968
Federal Home Loan Mortgage Corp., Series 2017-KSW3, Class B, 2.898% (1 Month LIBOR USD + 2.750%), 5/25/2027 (a)(b)	312,330	312,510
Federal Home Loan Mortgage Corp., Series 2017-KF33, Class B, 2.698% (1 Month LIBOR USD + 2.550%), 6/25/2027 (a)(b)	992,783	972,224
Federal Home Loan Mortgage Corp., Series 2017-KF37, Class B, 2.898% (1 Month LIBOR USD + 2.750%), 6/25/2027 (a)(b)	1,762,965	1,754,127
Federal Home Loan Mortgage Corp., Series K-F86, Class AL, 0.438% (1 Month LIBOR USD + 0.290%), 8/25/2027 (a)	4,000,000	4,005,000
Federal Home Loan Mortgage Corp., Series K-F89, Class AL, 0.468% (1 Month LIBOR USD + 0.320%), 9/25/2030 (a)	10,000,000	10,000,000
Federal Home Loan Mortgage Corp., Series K-739, Class A2, 1.336%, 9/25/2027 (i)	12,000,000	12,359,436
Federal Home Loan Mortgage Corp., Series 2018-KR07, Class B, 4.081%, 9/25/2028 (b)(h)	2,250,000	2,305,204
Federal Home Loan Mortgage Corp., Series 2020-KF76, Class B, 2.898% (1 Month LIBOR USD + 2.750%), 1/25/2030 (a)(b)	5,000,000	4,924,720
Federal Home Loan Mortgage Corp., Series K-108, Class A2, 1.517%, 3/25/2030	8,000,000	8,165,952
Federal Home Loan Mortgage Corp., Series K-109, Class A2, 1.558%, 4/25/2030	8,471,000	8,735,634
Federal Home Loan Mortgage Corp., Series K-F79, Class AL, 0.618% (1 Month LIBOR USD + 0.470%), 5/28/2030 (a)	4,999,129	5,029,029
Federal Home Loan Mortgage Corp., Series K-F80, Class AL, 0.588% (1 Month LIBOR USD + 0.440%), 6/25/2030 (a)	5,000,000	5,024,795
Federal Home Loan Mortgage Corp., Series K-F80, Class AS, 0.597% (SOFR30A + 0.510%), 6/25/2030 (a)	5,000,000	4,988,160
Federal Home Loan Mortgage Corp., Series K-F84, Class AL, 0.448% (1 Month LIBOR USD + 0.300%), 7/25/2030 (a)	6,750,000	6,746,152
Federal Home Loan Mortgage Corp., Series K-116, Class A2, 1.378%, 7/25/2030	13,000,000	13,145,821
Federal Home Loan Mortgage Corp., Series K-117, Class A2, 1.406%, 8/25/2030	8,000,000	8,082,664
Federal Home Loan Mortgage Corp., Series K-F87, Class AS, 0.437% (SOFR30A + 0.350%), 8/26/2030 (a)	10,000,000	10,053,130
Federal Home Loan Mortgage Corp., Series K-F87, Class AL, 0.498% (1 Month LIBOR USD + 0.350%), 8/26/2030 (a)	15,000,000	15,103,155
Federal Home Loan Mortgage Corp., Series K-F90, Class AS, 0.470% (SOFR30A + 0.380%), 9/25/2030 (a)(i)	7,500,000	7,500,000
Federal Home Loan Mortgage Corp., Series K-F90, Class AL, 0.480% (1 Month LIBOR USD + 0.330%), 9/25/2030 (a)(i)	13,000,000	13,000,000
Federal Home Loan Mortgage Corp., Series K-119, Class A2, 1.566%, 9/25/2030 (i)	12,000,000	12,359,520
Federal Home Loan Mortgage Corp., Series K-F88, Class AS, 0.437% (SOFR30A + 0.350%), 9/25/2030 (a)	5,000,000	5,000,000
Federal Home Loan Mortgage Corp., Series K-F89, Class AS, 0.457% (SOFR30A + 0.370%), 9/25/2030 (a)	8,000,000	8,000,000
Federal Home Loan Mortgage Corp., Series K-F88, Class AL, 0.478% (1 Month LIBOR USD + 0.330%), 9/25/2030 (a)	16,000,000	16,000,000
Federal Home Loan Mortgage Corp., Series K-118, Class A2, 1.493%, 9/25/2030	10,000,000	10,299,760
Federal Home Loan Mortgage Corp., Series K-SG1, Class A2, 1.503%, 9/25/2030	10,000,000	10,326,780
Federal Home Loan Mortgage Corp., Series 2020-HQA3, Class B1, 5.899% (1 Month LIBOR USD + 5.750%), 7/25/2050 (a)(b)	2,000,000	2,062,576
Federal Home Loan Mortgage Corp., Series 2020-HQA4, Class M2, 3.299% (1 Month LIBOR USD + 3.150%), 9/26/2050 (a)(b)	2,000,000	2,013,764
Federal Home Loan Mortgage Corp., Series 2019-K736, Class C, 3.758%, 9/25/2052 (b)(h)	5,238,000	5,393,469
Federal National Mortgage Association, Series 2019-01, Class M10, 3.399% (1 Month LIBOR USD + 3.250%), 10/15/2049 (a)(b)	2,000,000	1,808,240
Federal National Mortgage Association, Series 2019-01, Class M7, 1.849% (1 Month LIBOR USD + 1.700%), 10/25/2049 (a)(b)	4,819,174	4,609,328
Federal National Mortgage Association, Series 2019-01, Class B10, 5.649% (1 Month LIBOR USD + 5.500%), 10/25/2049 (a)(b)	1,500,000	1,246,697
Federal National Mortgage Association, Series 2019-01, Class CE, 8.899% (1 Month LIBOR USD + 8.750%), 10/25/2049 (a)(b)	2,000,000	1,672,785
Federal National Mortgage Association, Series 2020-01, Class M7, 2.099% (1 Month LIBOR USD + 1.950%), 3/25/2050 (a)(b)	4,114,740	3,981,233
Federal National Mortgage Association, Series 2020-01, Class M10, 3.899% (1 Month LIBOR USD + 3.750%), 3/25/2050 (a)(b)	5,800,000	5,384,801
Federal National Mortgage Association, Series 2020-01, Class CE, 7.649% (1 Month LIBOR USD + 7.500%), 3/25/2050 (a)(b)	9,100,000	7,681,965
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITY - U.S. GOVERNMENT AGENCY - (Cost ― $257,911,027)		255,851,837

Corporate Obligations ― 6.36%
Basic Materials ― 0.31%
Big River Steel LLC / BRS Finance Corp., 6.625%, 1/31/2029 (b)	7,800,000	8,048,625
Mercer International, Inc., 7.375%, 1/15/2025	900,000	916,879
Mercer International, Inc., 5.500%, 1/15/2026	2,600,000	2,468,375
Methanex Corp., 5.125%, 10/15/2027	7,800,000	7,952,490
		19,386,369
Communications ― 0.06%
Consolidated Communications, Inc., 6.500%, 10/1/2028 (b)	3,900,000	4,014,562

Construction ― 0.13%
Beazer Homes USA, Inc., 5.875%, 10/15/2027	3,400,000	3,457,375
Weekley Homes LLC / Weekley Finance Corp., 4.875%, 9/15/2028 (b)	4,600,000	4,670,472
		8,127,847
Consumer, Cyclical ― 0.59%
Brookfield Residential Properties, Inc. / Brookfield Residential US Corp., 6.250%, 9/15/2027 (b)	1,300,000	1,334,547
CD&R Smokey Buyer, Inc., 6.750%, 7/15/2025 (b)	400,000	422,500
Century Communities, Inc., 6.750%, 6/1/2027	4,300,000	4,591,991
Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.750%, 10/20/2028 (b)	2,200,000	2,252,038
FirstCash, Inc., 4.625%, 9/1/2028 (b)	3,900,000	3,965,813
Ford Motor Credit Co. LLC, 3.219%, 1/9/2022	11,800,000	11,755,868
Lithia Motors, Inc., 4.375%, 1/15/2031 (b)	3,500,000	3,620,313
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd., 8.000%, 9/20/2025 (b)	3,400,000	3,608,250
White Cap Buyer LLC, 6.875%, 10/15/2028 (b)	4,800,000	4,929,000
		36,480,320
Energy ― 0.24%
DCP Midstream Operating LP, 4.750%, 9/30/2021 (b)	4,000,000	4,030,000
Western Midstream Operating LP, 5.375%, 6/1/2021	4,000,000	4,045,000
Western Midstream Operating LP, 3.850%, 2/1/2025	6,900,000	6,511,599
		14,586,599
Financial ― 4.73%
Ameris Bancorp, 5.750% (3 Month LIBOR USD + 3.616%), 3/15/2027 (a)	4,000,000	4,078,475
Arbor Realty Trust, Inc., 5.750%, 4/1/2024 (b)	3,000,000	2,995,694
Arbor Realty Trust, Inc., 4.500%, 3/15/2027 (b)	11,500,000	10,744,032
B Riley Financial, Inc., 6.375%, 2/28/2025	280,000	6,652,800
Banc of California, Inc., 5.250%, 4/15/2025	4,650,000	4,885,940
Bank of Commerce Holdings, 6.875% (3 Month LIBOR USD + 5.260%), 12/10/2025 (a)(b)	2,500,000	2,508,383
Beal Trust I, 3.943% (6 Month LIBOR USD + 3.625%), 7/30/2037 (a)(l)(c)	2,000	1,665,591
Business Development Corp. of America, 4.750%, 12/30/2022 (b)	6,000,000	5,888,089
Cadence BanCorp, 4.913% (3 Month LIBOR USD + 4.663%), 3/11/2025 (a)(b)	10,500,000	9,675,055
Capital Bancorp, Inc., 6.950% (3 Month LIBOR USD + 5.337%), 12/1/2025 (a)(b)(c)	3,750,000	3,758,634
CenterState Bank Corp., 5.750% (SOFR + 5.617%), 6/1/2030 (a)	4,000,000	4,219,612
Citadel LP, 5.375%, 1/17/2023 (b)	2,000,000	2,129,982
ConnectOne Bancorp, Inc., 4.155% (3 Month LIBOR USD + 3.930%), 7/1/2025 (a)	4,725,000	4,687,184
Cowen, Inc., 7.250%, 5/6/2024 (b)	1,000,000	1,040,891
Customers Bank, 6.125% (3 Month LIBOR USD + 3.443%), 6/26/2029 (a)(b)	1,000,000	1,038,214
Durant Bancorp, Inc., 5.875% (3 Month LIBOR USD + 3.742%), 3/15/2027 (a)(b)	1,200,000	1,237,100
EF Holdco, Inc. / EF Cayman Holdings Ltd., 5.500%, 9/1/2022 (b)	4,000,000	4,042,094
Empire Bancorp, Inc., 7.375%, 12/17/2025 (b)	4,500,000	4,633,182
Fidelity Bank, 5.875% (3 Month LIBOR USD + 3.630%), 5/31/2030 (a)	2,000,000	2,077,750
Fidelity Financial Corp., 5.750% (3 Month LIBOR USD + 3.910%), 9/30/2027 (a)(b)	5,000,000	5,185,195
Financial Institutions, Inc., 6.000% (3 Month LIBOR USD + 3.944%), 4/15/2030 (a)	2,000,000	2,066,249
First Bancshares, Inc., 6.400% (3 Month LIBOR USD + 3.390%), 5/1/2033 (a)	1,000,000	1,091,393
First Charter Capital Trust, 2.003% (3 Month LIBOR USD + 1.690%), 9/15/2035 (a)(c)	4,000,000	3,639,464
First Midwest Bancorp, Inc., 5.875%, 9/29/2026	4,285,000	4,806,322
First National of Nebraska, Inc., 4.375% (3 Month LIBOR USD + 1.600%), 10/1/2028 (a)(b)	1,250,000	1,248,210
First NBC Bank Holding Co., 5.750%, 2/18/2025 (c)(l)(m)	13,500,000	2,025,000
First Priority Bank, 7.000%, 11/30/2025 (b)	3,000,000	3,051,789
Franklin Financial Network, Inc., 7.000% (3 Month LIBOR USD + 6.040%), 7/1/2026 (a)	2,000,000	2,038,221
Freedom Mortgage Corp., 7.625%, 5/1/2026 (b)	5,600,000	5,589,528
Genworth Mortgage Holdings, Inc., 6.500%, 8/15/2025 (b)	4,300,000	4,490,813
Hildene Collateral Management Co. LLC, 5.500%, 12/28/2042 (b)	1,671,531	1,793,080
Home BancShares, Inc., 5.625% (3 Month LIBOR USD + 3.575%), 4/15/2027 (a)	950,000	976,972
Howard Hughes Corp., 5.375%, 8/1/2028 (b)	4,800,000	4,857,000
Investar Holding Corp., 6.000% (3 Month LIBOR USD + 3.945%), 3/30/2027 (a)	1,500,000	1,520,185
Jacksonville Bancorp, Inc., 4.000% (3 Month LIBOR USD + 3.750%), 9/15/2038 (a)(b)	1,200,000	1,186,606
Jeff Davis Bancshares, Inc., 6.750% (3 Month LIBOR USD + 4.690%), 1/15/2027 (a)(b)	1,000,000	1,019,242
JPMorgan Chase & Co., 1.170% (3 Month LIBOR USD + 0.950%), 9/30/2034 (a)	3,400,000	2,964,271
Kingstone Cos, Inc., 5.500%, 12/30/2022	4,200,000	4,386,688
Luther Burbank Corp., 6.500%, 9/30/2024 (b)	9,800,000	10,560,099
Malvern Bancorp, Inc., 6.125% (3 Month LIBOR USD + 4.145%), 2/15/2027 (a)	1,250,000	1,287,079
Marquis Bancorp, Inc., 7.000% (3 Month LIBOR USD + 5.760%), 10/30/2026 (a)(b)	4,000,000	4,109,469
Metropolitan Bancgroup, Inc., 6.500% (3 Month LIBOR USD + 5.545%), 7/1/2026 (a)(b)	1,500,000	1,527,872
Metropolitan Bank Holding Corp., 6.250% (3 Month LIBOR USD + 4.260%), 3/15/2027 (a)(b)	1,000,000	1,033,953
MGIC Investment Corp., 5.250%, 8/15/2028	5,200,000	5,352,750
Midland States Bancorp, Inc., 5.000% (SOFR + 3.610%), 9/30/2029 (a)	750,000	755,620
Millennium Consolidated Holdings LLC, 7.500%, 6/30/2023 (b)	1,000,000	1,008,703
MM Finished Lots Holdings LLC, 7.250%, 1/31/2024 (b)	2,190,240	2,197,085
Nationstar Mortgage Holdings, Inc., 6.000%, 1/15/2027 (b)	4,400,000	4,407,568
Nationstar Mortgage Holdings, Inc., 5.500%, 8/15/2028 (b)	8,700,000	8,694,563
NexBank Capital, Inc., 5.500% (3 Month LIBOR USD + 4.355%), 3/16/2026 (a)(b)	1,800,000	1,815,266
NexBank Capital, Inc., 6.375% (3 Month LIBOR USD + 4.585%), 9/30/2027 (a)(b)	1,000,000	1,004,664
NMI Holdings, Inc., 7.375%, 6/1/2025 (b)	8,307,000	9,066,634
Noah Bank, 9.000%, 4/17/2025 (c)	4,500,000	4,629,533
Northern Bancorp, Inc., 4.750% (SOFR + 3.275%), 12/30/2029 (a)(b)	1,000,000	1,000,207
Oconomowoc Bancshares, Inc., 6.875%, 11/17/2025 (b)	3,900,000	4,021,309
Ohio National Financial Services, Inc., 6.625%, 5/1/2031 (b)	2,500,000	2,527,208
Pacific Continental Corp., 5.875% (3 Month LIBOR USD + 4.715%), 6/30/2026 (a)	1,650,000	1,674,911
PennyMac Financial Services, Inc., 5.375%, 10/15/2025 (b)	4,800,000	4,900,560
Plaza Bancorp, 7.125%, 6/26/2025 (b)	5,000,000	5,126,302
Preferred Pass-Through Trust, 4.665% (N/A + 0.000%), 12/29/2049 (b)(n)	1,000,000	890,000
Prime Security Services Borrower LLC / Prime Finance, Inc., 3.375%, 8/31/2027 (b)	900,000	869,625
Radian Group, Inc., 6.625%, 3/15/2025	1,800,000	1,951,875
Radian Group, Inc., 4.875%, 3/15/2027	6,800,000	6,970,000
RBB Bancorp, 6.500% (3 Month LIBOR USD + 5.160%), 3/31/2026 (a)(b)	4,000,000	4,042,050
Ready Capital Corp., 6.200%, 7/30/2026	320,000	7,120,000
Ready Capital Corp., 6.500%, 4/30/2021	228,000	5,717,100
ReadyCap Holdings LLC, 7.500%, 2/15/2022 (b)	1,500,000	1,535,367
Renasant Corp., 4.500% (SOFR + 4.025%), 9/15/2035 (a)	4,000,000	4,006,731
Signature Bank, 4.000%, 10/15/2030 (h)	1,000,000	1,004,280
Southcoast Capital, 1.720%, 9/30/2035 (c)	4,000,000	2,920,000
Starwood Property Trust, Inc., 5.500%, 11/1/2023 (b)(i)	2,200,000	2,183,038
Sterling Bancorp, 4.000% (SOFR + 2.530%), 12/30/2029 (a)	4,000,000	4,011,539
Sterling Bancorp, Inc., 7.000% (3 Month LIBOR USD + 5.820%), 4/15/2026 (a)(b)	2,050,000	2,063,532
StoneX Group, Inc., 8.625%, 6/15/2025 (b)	4,400,000	4,650,250
Synovus Financial Corp., 5.750% (3 Month LIBOR USD + 4.182%), 12/15/2025 (a)	915,000	916,040
TIAA FSB Holdings, Inc., 2.220%, 1/7/2035 (c)	5,000,000	4,400,000
Tri-County Financial Group, Inc., 7.000% (3 Month LIBOR USD + 5.862%), 10/15/2026 (a)(c)	4,500,000	4,618,591
Trinitas Capital Management LLC, 7.750%, 6/15/2023 (b)	4,500,000	4,655,694
Trinity Capital, Inc., 7.000%, 1/16/2025 (b)	240,000	5,826,000
United Shore Financial Services LLC, 5.500%, 11/15/2025 (b)(i)	2,200,000	2,229,590
Western Alliance Bank, 5.250% (SOFR + 5.120%), 6/1/2030 (a)	3,000,000	3,139,745
WSFS Cap Trust, 2.016%, 6/1/2035 (b)(c)	4,000,000	3,400,000
Your Community Bank, 6.250% (3 Month LIBOR USD + 4.590%), 12/15/2025 (a)	4,000,000	4,013,202
Zais Group LLC, 7.000%, 11/15/2023 (b)	1,440,000	1,456,490
		293,187,024
Industrial ― 0.04%
US Concrete, Inc., 5.125%, 3/1/2029 (b)	2,700,000	2,752,313

Information ― 0.03%
Gray Television, Inc., 5.875%, 7/15/2026 (b)	1,700,000	1,772,616

Manufacturing ― 0.16%
CommScope Technologies Finance LLC, 6.000%, 6/15/2025 (b)	3,994,000	3,964,964
Clearwater Paper Corp., 4.750%, 8/15/2028 (b)	4,700,000	4,732,312
Energizer Holdings, Inc., 4.750%, 6/15/2028 (b)	1,300,000	1,339,546
		10,036,822
Real Estate and Rental and Leasing ― 0.07%
Starwood Property Trust, Inc., 4.750%, 3/15/2025	4,300,000	4,184,437
TOTAL CORPORATE OBLIGATIONS - (Cost ― $406,367,413)		394,528,909

Investment Companies ― 2.57%	Shares
Affiliated Mutual Funds ― 2.57%
Angel Oak Financials Income Fund, Institutional Class	5,147,772	44,682,660
Angel Oak High Yield Opportunities Fund, Institutional Class	3,336,241	37,065,637
Angel Oak Ultrashort Income Fund, Institutional Class	7,746,187	77,849,184
TOTAL INVESTMENT COMPANIES (Cost ― $164,124,854)		159,597,481

Preferred Stocks ― 0.28%
Financial ― 0.07%
Morgan Stanley	130,497	3,150,198
TriState Capital Holdings, Inc.	40,000	989,200
Wells Fargo & Co.	23,990	603,348
		4,742,746
Real Estate Investment Trust - 0.21%
AGNC Investment Corp.	129,224	2,864,896
Dynex Capital, Inc.	320,000	7,033,600
MFA Financial, Inc.	168,900	2,967,573
		12,866,069
TOTAL PREFERRED STOCKS (Cost ― $19,934,516)		17,608,815
	Principal
	Amount	Value
Residential Mortgage-Backed Securities ― 64.41%
Accredited Mortgage Loan Trust, Series 2005-4, Class M1, 0.549% (1 Month LIBOR USD + 0.400%), 12/25/2035 (a)	$1,062,050	1,056,345
Adjustable Rate Mortgage Trust, Series 2005-3, Class 7A1, 3.187%, 7/25/2035 (h)	501,404	501,786
Adjustable Rate Mortgage Trust, Series 2005-10, Class 5A1, 0.669% (1 Month LIBOR USD + 0.520%), 1/25/2036 (a)	6,491,503	6,087,543
Adjustable Rate Mortgage Trust, Series 2005-10, Class 3A12, 2.784%, 1/25/2036 (h)(l)	56,642	-
Adjustable Rate Mortgage Trust, Series 2005-11, Class 2A3, 3.176%, 2/25/2036 (h)	7,975,295	7,126,596
Adjustable Rate Mortgage Trust, Series 2005-12, Class 2A1, 3.377%, 3/25/2036 (h)	1,966,379	1,820,572
Adjustable Rate Mortgage Trust, Series 2006-1, Class 2A1, 3.908%, 3/25/2036 (h)	959,670	785,827
Adjustable Rate Mortgage Trust, Series 2006-3, Class 4A11, 0.329% (1 Month LIBOR USD + 0.180%), 8/25/2036 (a)	1,835,507	1,142,945
Adjustable Rate Mortgage Trust, Series 2007-1, Class 5A1, 0.299% (1 Month LIBOR USD + 0.150%), 3/25/2037 (a)	971,861	1,006,008
Adjustable Rate Mortgage Trust, Series 2007-1, Class 5A22, 0.379% (1 Month LIBOR USD + 0.230%), 3/25/2037 (a)	5,299,679	4,129,647
Adjustable Rate Mortgage Trust, Series 2007-1, Class 3A22, 3.664%, 3/25/2037 (h)	515,181	513,140
Adjustable Rate Mortgage Trust, Series 2007-2, Class 1A21, 4.084%, 6/25/2037 (h)	2,881,164	2,645,540
Adjustable Rate Mortgage Trust,, Series 2007-2, Class 1A1, 4.084%, 6/25/2037 (h)	2,692,413	2,647,006
American Home Mortgage Assets Trust, Series 2007-3, Class 22A1, 6.250%, 6/25/2037 (d)	463,069	403,543
American Home Mortgage Assets Trust, Series 2006-1, Class 2A1, 0.529% (1 Month LIBOR USD + 0.380%), 5/25/2046 (a)(e)	31,671,173	28,510,517
American Home Mortgage Assets Trust, Series 2006-1, Class 1A1, 0.569% (1 Month LIBOR USD + 0.420%), 5/25/2046 (a)(k)	12,816,605	11,565,051
American Home Mortgage Assets Trust, Series 2006-1, Class XC, 3.273%, 5/25/2046 (c)(h)(o)	30,976,594	3,586,656
American Home Mortgage Assets Trust, Series 2006-2, Class 1A1, 1.842% (12 Month US Treasury Average + 0.960%), 9/25/2046 (a)	1,483,995	1,399,384
American Home Mortgage Assets Trust, Series 2006-6, Class XP, 2.860%, 12/25/2046 (c)(h)(o)	92,921,799	8,454,769
American Home Mortgage Assets Trust, Series 2007-1, Class A1, 1.582% (12 Month US Treasury Average + 0.700%), 2/25/2047 (a)(k)	57,393,286	31,673,174
American Home Mortgage Assets Trust, Series 2007-5, Class XP, 3.276%, 6/25/2047 (c)(o)	25,723,290	2,097,528
American Home Mortgage Investment Trust, Series 2005-2, Class 5A4A, 5.383%, 9/25/2035 (d)	5,340,442	4,411,504
American Home Mortgage Investment Trust, Series 2006-3, Class 22A1, 2.015% (6 Month LIBOR USD + 1.750%), 12/25/2036 (a)	5,784,090	4,998,183
American Home Mortgage Investment Trust, Series 2006-3, Class 3A2, 6.750%, 12/25/2036 (d)	6,310,396	2,934,050
American Home Mortgage Investment Trust, Series 2005-2, Class 1A1, 0.772% (1 Month LIBOR USD + 0.600%), 9/25/2045 (a)	8,442,158	7,674,825
American Home Mortgage Investment Trust, Series 2005-2, Class 2A1, 3.308% (1 Month LIBOR USD + 3.140%), 9/25/2045 (a)	626,483	526,055
American Home Mortgage Investment Trust, Series 2006-3, Class 11A1, 0.509% (1 Month LIBOR USD + 0.360%), 12/25/2046 (a)	14,417,288	12,984,426
American Home Mortgage Investment Trust, Series 2007-2, Class 11A1, 0.379% (1 Month LIBOR USD + 0.230%), 3/25/2047 (a)	5,047,611	3,117,203
American Home Mortgage Investment Trust, Series 2007-1, Class GA1A, 0.309% (1 Month LIBOR USD + 0.160%), 5/25/2047 (a)	23,831,076	16,419,158
American Home Mortgage Investment Trust, Series 2007-1, Class GA1C, 0.339% (1 Month LIBOR USD + 0.190%), 5/25/2047 (a)(e)	33,178,624	17,263,999
Arbor Multifamily Mortgage Securities Trust, Series 2020-MF1, Class A5, 2.756%, 5/16/2053 (b)	6,000,000	6,484,956
Bank of America Alternative Loan Trust, Series 2005-7, Class 3CB1, 6.000%, 8/25/2035	2,353,085	2,258,635
Bank of America Alternative Loan Trust, Series 2005-8, Class 1CB3, 0.399% (1 Month LIBOR USD + 0.250%), 9/25/2035 (a)	4,479,789	3,958,749
Bank of America Alternative Loan Trust, Series 2005-10, Class 1CB4, 5.500%, 11/25/2035	617,942	621,826
Bank of America Alternative Loan Trust, Series 2005-12, Class 3CB1, 6.000%, 1/25/2036	5,459,948	5,399,763
Bank of America Alternative Loan Trust, Series 2006-7, Class A2, 5.707%, 10/25/2036 (h)	4,191,038	2,323,759
Bank of America Alternative Loan Trust, Series 2006-7, Class A6, 5.859%, 10/25/2036 (d)	4,594,919	2,555,184
Bank of America Alternative Loan Trust, Series 2006-7, Class A4, 5.998%, 10/25/2036 (d)	12,332,372	6,487,025
Bank of America Alternative Loan Trust, Series 2006-9, Class 30PO, 0.000%, 1/25/2037 (f)	233,140	134,611
Bank of America Alternative Loan Trust, Series 2007-1, Class 3A16, 0.749% (1 Month LIBOR USD + 0.600%), 4/25/2037 (a)	3,633,275	2,571,338
Bank of America Funding Trust, Series 2009-R14, Class 2A, 14.731% (-2 x 1 Month LIBOR USD + 15.013%), 7/26/2035 (b)(p)	404,642	467,126
Bank of America Funding Trust, Series 2005-F, Class 4A1, 2.964%, 9/20/2035 (h)	3,053,536	2,851,053
Bank of America Funding Trust, Series 2007-C, Class 4A2, 3.713%, 5/20/2036 (h)	1,339,444	1,350,822
Bank of America Funding Trust, Series 2006-H, Class 6A1, 0.341% (1 Month LIBOR USD + 0.190%), 10/20/2036 (a)	10,662,798	9,412,969
Bank of America Funding Trust, Series 2007-2, Class TA4, 0.549% (1 Month LIBOR USD + 0.400%), 3/25/2037 (a)	7,547,028	6,141,311
Bank of America Funding Trust, Series 2007-2, Class 1A16, 0.749% (1 Month LIBOR USD + 0.600%), 3/25/2037 (a)	3,709,211	2,686,756
Bank of America Funding Trust, Series 2014-R1, Class A2, 0.298% (1 Month LIBOR USD + 0.150%), 6/26/2037 (a)(b)	7,421,037	6,582,267
Bank of America Funding Trust, Series 2007-A, Class 2A1, 0.311% (1 Month LIBOR USD + 0.160%), 2/20/2047 (a)	3,232,007	3,015,692
Bank of America Funding Trust, Series 2007-A, Class 2A5, 0.381% (1 Month LIBOR USD + 0.230%), 2/20/2047 (a)	1,988,335	1,821,464
Bank of America Funding Trust, Series 2007-B, Class A1, 0.361% (1 Month LIBOR USD + 0.210%), 4/20/2047 (a)	4,831,946	4,268,502
Bank of America Funding Trust, Series 2007-C, Class 7A4, 0.371% (1 Month LIBOR USD + 0.220%), 5/20/2047 (a)	3,360,256	3,203,366
Bank of America Mortgage Trust, Series 2007-1, Class 1A4, 6.000%, 3/25/2037	1,665,848	1,600,645
Bayview Financial Mortgage Pass-Through Trust, Series 2005-D, Class APO, 0.000%, 12/28/2035 (f)	503,752	463,728
BBCMS Mortgage Trust, Series 2020-BID, Class A, 2.285% (1 Month LIBOR USD + 2.140%), 10/15/2037 (a)(b)(e)	10,000,000	9,897,470
BBCMS Mortgage Trust, Series 2020-C7, Class A5, 2.037%, 4/17/2053	5,000,000	5,164,460
BCAP LLC, Series 2013-RR1, Class 6A2, 3.524%, 5/28/2036 (b)(h)	4,552,889	3,802,632
BCAP LLC Trust, Series 2012-RR1, Class 3A4, 5.500%, 10/26/2035 (b)(h)	2,227,728	2,121,091
BCAP LLC Trust, Series 2010-RR6, Class 1410, 3.055%, 12/27/2035 (b)(h)	6,734,337	5,729,756
BCAP LLC Trust, Series 2012-RR4, Class 4A7, 0.428% (1 Month LIBOR USD + 0.280%), 2/26/2036 (a)(b)	2,675,120	1,821,944
BCAP LLC Trust, Series 2010-RR7, Class 9A12, 2.564%, 5/28/2036 (b)(h)	2,621,204	2,545,056
BCAP LLC Trust, Series 2012-RR11, Class 1A2, 0.318%, 1/27/2037 (b)(h)	1,463,431	1,364,890
BCAP LLC Trust, Series 2010-RR9, Class 7A2, 3.029%, 1/28/2037 (b)(h)	9,005,005	8,675,494
BCAP LLC Trust, Series 2007-AA3, Class 1A1A, 0.359% (1 Month LIBOR USD + 0.210%), 4/25/2037 (a)	1,818,686	1,686,517
BCAP LLC Trust, Series 2008-IND1, Class A1, 1.349% (1 Month LIBOR USD + 1.200%), 10/25/2047 (a)(k)	26,745,861	25,465,965
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-6, Class 1A1, 3.179%, 8/25/2035 (h)	3,421,111	3,190,905
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-2, Class 3A1, 3.317%, 7/25/2036 (h)	683,352	666,361
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-2, Class 2A1, 3.491%, 7/25/2036 (h)	3,927,589	3,772,721
Bear Stearns ALT-A Trust, Series 2004-5, Class 4A1, 2.898%, 6/25/2034 (h)	649,500	668,442
Bear Stearns ALT-A Trust, Series 2005-5, Class 21A1, 3.665%, 7/25/2035 (h)	1,018,751	1,029,425
Bear Stearns ALT-A Trust, Series 2005-7, Class 22A1, 3.225%, 9/25/2035 (h)(k)	18,994,080	16,540,462
Bear Stearns ALT-A Trust, Series 2005-7, Class 21A1, 3.247%, 9/25/2035 (h)	4,377,901	4,190,566
Bear Stearns Asset Backed Securities Trust, Series 2004-AC6, Class A2, 0.549% (1 Month LIBOR USD + 0.400%), 11/25/2034 (a)	1,542,134	1,304,532
Bear Stearns Asset Backed Securities Trust, Series 2005-AC5, Class 1A2, 1.149% (1 Month LIBOR USD + 1.000%), 8/25/2035 (a)	1,961,126	1,565,978
Bear Stearns Asset Backed Securities Trust, Series 2007-SD3, Class A, 0.649% (1 Month LIBOR USD + 0.500%), 5/25/2037 (a)	38,809	36,434
Bear Stearns Asset Backed Securities Trust, Series 2007-AC6, Class A1, 6.500%, 10/25/2037	2,549,939	1,870,977
Bear Stearns Mortgage Funding Trust, Series 2006-AR1, Class 1A1, 0.359% (1 Month LIBOR USD + 0.210%), 7/25/2036 (a)	719,327	687,377
Bear Stearns Mortgage Funding Trust, Series 2006-AR3, Class 1A1, 0.329% (1 Month LIBOR USD + 0.180%), 10/25/2036 (a)(k)	24,380,944	22,742,057
Bear Stearns Mortgage Funding Trust, Series 2007-AR1, Class 1A1, 0.309% (1 Month LIBOR USD + 0.160%), 1/25/2037 (a)	5,681,529	5,323,701
Bellemeade Re Ltd., Series 2018-1A, Class M2, 3.049% (1 Month LIBOR USD + 2.900%), 4/25/2028 (a)(b)	4,000,000	3,799,380
Bellemeade Re Ltd., Series 2018-2A, Class M1C, 1.749% (1 Month LIBOR USD + 1.600%), 8/25/2028 (a)(b)	291,046	289,719
Bellemeade Re Ltd., Series 2019-2A, Class M1B, 1.599% (1 Month LIBOR USD + 1.450%), 4/25/2029 (a)(b)	1,666,014	1,675,778
Bellemeade Re Ltd., Series 2019-2A, Class M2, 3.249% (1 Month LIBOR USD + 3.100%), 4/25/2029 (a)(b)(e)	18,000,000	17,140,374
Bellemeade Re Ltd., Series 2019-2A, Class B1, 4.249% (1 Month LIBOR USD + 4.100%), 4/25/2029 (a)(b)	9,180,000	8,805,832
Bellemeade Re Ltd., Series 2019-4A, Class M1C, 2.649% (1 Month LIBOR USD + 2.500%), 10/25/2029 (a)(b)(e)	13,499,500	13,258,007
Bellemeade Re Ltd., Series 2020-1A, Class M1B, 3.549% (1 Month LIBOR USD + 3.400%), 6/25/2030 (a)(b)	3,000,000	3,041,597
Bellemeade Re Ltd., Series 2020-1A, Class B1, 4.549% (1 Month LIBOR USD + 4.400%), 6/25/2030 (a)(b)	1,075,000	1,089,488
Bellemeade Re Ltd., Series 2020-3A, Class M2, 4.998% (1 Month LIBOR USD + 4.850%), 10/25/2030 (a)(b)(i)	2,600,969	2,600,969
BRAVO Residential Funding Trust, Series 2019-NQM1, Class M1, 2.997%, 7/25/2059 (b)(h)	5,025,000	5,055,160
BRAVO Residential Funding Trust, Series 2019-NQM1, Class B1, 4.006%, 7/25/2059 (b)(h)	4,782,000	4,836,166
BRAVO Residential Funding Trust, Series 2019-NQM1, Class B2, 5.689%, 7/25/2059 (b)(h)	750,000	752,986
BRAVO Residential Funding Trust, Series 2019-NQM2, Class B2, 4.797%, 11/25/2059 (b)(h)	1,250,000	1,186,966
Bunker Hill Loan Depositary Trust, Series 2019-2, Class A3, 3.185%, 7/25/2049 (b)(d)	5,916,774	6,038,695
Bunker Hill Loan Depositary Trust, Series 2019-2, Class M1, 3.671%, 7/25/2049 (b)(d)	15,232,000	15,633,790
Bunker Hill Loan Depositary Trust, Series 2020-1, Class M1, 4.353%, 2/25/2055 (b)(d)	4,500,000	4,513,203
Bunker Hill Loan Depositary Trust, Series 2019-3, Class A3, 3.135%, 11/25/2059 (b)(d)	1,112,562	1,132,974
Bunker Hill Loan Depositary Trust, Series 2019-3, Cass M1, 3.269%, 11/25/2059 (b)(d)	14,779,000	14,934,638
Carrington Mortgage Loan Trust, Series 2007-RFC1, Class A3, 0.289% (1 Month LIBOR USD + 0.140%), 9/25/2036 (a)	2,495,718	2,311,334
CF Hippolyta LLC, Series 2020-1, Class B1, 2.280%, 7/15/2060 (b)	2,961,445	2,983,641
Chase Mortgage Finance Trust, Series 2006-A1, Class 2A2, 3.242%, 9/25/2036 (h)	1,595,324	1,450,638
Chase Mortgage Finance Trust, Series 2006-S2, Class 2A6, 6.000%, 10/25/2036	1,006,204	736,920
Chase Mortgage Finance Trust, Series 2007-S2, Class 1A9, 6.000%, 3/25/2037	2,524,204	1,968,397
Chase Mortgage Reference Notes, Series 2019-CL1, Class M2, 1.849% (1 Month LIBOR USD + 1.700%), 4/25/2047 (a)(b)	8,258,652	7,772,424
Chase Mortgage Reference Notes, Series 2019-CL1, Class M4, 2.749% (1 Month LIBOR USD + 2.600%), 4/25/2047 (a)(b)	2,753,423	2,644,348
Chase Mortgage Reference Notes, Series 2020-CL1, Class M3, 3.499% (1 Month LIBOR USD + 3.350%), 10/25/2057 (a)(b)	4,795,206	4,805,693
Chase Mortgage Reference Notes, Series 2020-CL1, Class M4, 4.499% (1 Month LIBOR USD + 4.350%), 10/25/2057 (a)(b)	2,157,843	2,163,218
Chase Mortgage Reference Notes, Series 2020-CL1, Class M5, 5.749% (1 Month LIBOR USD + 5.600%), 10/25/2057 (a)(b)	4,046,195	4,057,124
Chase Mortgage Reference Notes, Series 2020-CL1, Class B, 10.149% (1 Month LIBOR USD + 10.000%), 10/25/2057 (a)(b)	6,748,796	6,767,025
ChaseFlex Trust, Series 2005-2, Class 5A6, 5.000%, 6/25/2035	1,981,711	1,673,497
ChaseFlex Trust, Series 2007-1, Class 2A10, 0.649% (1 Month LIBOR USD + 0.500%), 2/25/2037 (a)	2,635,058	1,083,662
ChaseFlex Trust, Series 2007-1, Class 2A6, 6.000%, 2/25/2037	1,828,774	1,455,878
ChaseFlex Trust, Series 2007-2, Class A1, 0.429% (1 Month LIBOR USD + 0.280%), 5/25/2037 (a)	3,160,457	2,957,202
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2004-2A, Class A2, 0.469% (1 Month LIBOR USD + 0.320%), 5/25/2035 (a)(b)	3,388,800	3,372,008
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2004-3A, Class A1, 0.399% (1 Month LIBOR USD + 0.250%), 8/27/2035 (a)(b)	2,655,607	2,712,147
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2004-4A, Class A2, 0.439% (1 Month LIBOR USD + 0.290%), 10/25/2035 (a)(b)	4,584,906	4,841,248
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2005-1A, Class A1, 0.299% (1 Month LIBOR USD + 0.150%), 1/25/2036 (a)(b)	3,608,417	3,412,480
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2005-1A, Class A2, 0.349% (1 Month LIBOR USD + 0.200%), 1/25/2036 (a)(b)	4,026,100	3,789,281
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2005-AA, Class A1, 0.349% (1 Month LIBOR USD + 0.200%), 1/25/2036 (a)(b)	2,934,061	2,865,886
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2005-2A, Class A1, 0.329% (1 Month LIBOR USD + 0.180%), 5/25/2036 (a)(b)	3,960,919	3,733,562
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2005-3A, Class A2, 0.379% (1 Month LIBOR USD + 0.230%), 7/25/2036 (a)(b)	6,402,149	6,398,935
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2005-4A, Class NIO, 0.410%, 4/25/2037 (b)(c)(h)(o)	28,790,176	420,135
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2005-CA, Class A1, 0.359% (1 Month LIBOR USD + 0.210%), 10/25/2046 (a)(b)	1,138,958	1,171,418
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2005-CA, Class A2, 0.429% (1 Month LIBOR USD + 0.280%), 10/25/2046 (a)(b)	7,556,274	7,456,667
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2006-1A, Class A1, 0.299% (1 Month LIBOR USD + 0.150%), 12/25/2046 (a)(b)	5,279,742	5,339,108
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2006-2A, Class A1, 0.279% (1 Month LIBOR USD + 0.130%), 4/25/2047 (a)(b)	13,464,934	13,252,201
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2006-2A, Class A2, 0.329% (1 Month LIBOR USD + 0.180%), 4/25/2047 (a)(b)	7,649,444	6,843,690
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2006-4A, Class A1, 0.279% (1 Month LIBOR USD + 0.130%), 11/25/2047 (a)(b)	1,424,114	1,342,978
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2006-4A, Class A2, 0.329% (1 Month LIBOR USD + 0.180%), 11/25/2047 (a)(b)	2,981,903	2,533,282
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2007-1A, Class A1, 0.279% (1 Month LIBOR USD + 0.130%), 2/25/2048 (a)(b)(k)	9,119,982	8,882,434
CHL Mortgage Pass-Through Trust, Series 2004-29, Class 1X, 1.278%, 2/25/2035 (c)(h)(o)	5,361,043	191,523
Citicorp Mortgage Securities, Inc., Series 2005-2, Class 1APO, 0.000%, 3/25/2035 (f)	37,439	25,335
Citigroup Mortgage Loan Trust, Series 2007-AR1, Class A2, 0.309% (1 Month LIBOR USD + 0.160%), 1/25/2037 (a)	5,470,517	4,659,524
Citigroup Mortgage Loan Trust, Series 2009-5, Class 10A1, 0.398% (1 Month LIBOR USD + 0.250%), 2/25/2037 (a)(b)	2,252,258	536,105
Citigroup Mortgage Loan Trust, Series 2007-6, Class 1A2A, 3.171%, 3/25/2037 (h)	4,060,807	3,627,012
Citigroup Mortgage Loan Trust, Series 2019-IMC1, Class B1, 3.970%, 7/25/2049 (b)(h)	3,000,000	2,871,954
Citigroup Mortgage Loan Trust, Series 2019-IMC1, Class B2, 5.410%, 7/25/2049 (b)(h)	1,000,000	981,573
Citigroup Mortgage Loan Trust, Inc., Series 2005-12, Class 2A1, 0.949% (1 Month LIBOR USD + 0.800%), 8/25/2035 (a)(b)	3,518,072	3,170,131
Citigroup Mortgage Loan Trust, Inc., Series 2005-3, Class 2A2, 3.150%, 8/25/2035 (h)	697,154	700,497
Citigroup Mortgage Loan Trust, Inc., Series 2005-9, Class 22A3, 6.000%, 10/25/2035	2,932,627	2,142,991
Citigroup Mortgage Loan Trust, Inc., Series 2005-7, Class 2A2A, 3.138%, 11/25/2035 (h)	2,151,762	1,845,046
Citigroup Mortgage Loan Trust, Inc., Series 2014-6, Class 2A1, 0.348% (1 Month LIBOR USD + 0.200%), 4/25/2038 (a)(b)	740,953	772,092
CitiMortgage Alternative Loan Trust, Series 2006-A4, Class 1A5, 0.799% (1 Month LIBOR USD + 0.650%), 9/25/2036 (a)	2,382,075	1,803,748
CitiMortgage Alternative Loan Trust, Series 2006-A6, Class 1APO, 0.000%, 11/25/2036 (f)	80,946	44,252
CitiMortgage Alternative Loan Trust, Series 2006-A7, Class 1A9, 0.799% (1 Month LIBOR USD + 0.650%), 12/25/2036 (a)	6,523,192	4,667,109
CitiMortgage Alternative Loan Trust, Series 2006-A7, Class 1A1, 6.000%, 12/25/2036 (h)	3,395,139	3,160,314
CitiMortgage Alternative Loan Trust, Series 2007-A1, Class 1A2, 0.699% (1 Month LIBOR USD + 0.550%), 1/25/2037 (a)	11,684,476	8,863,434
CitiMortgage Alternative Loan Trust, Series 2007-A3, Class APO, 0.000%, 3/25/2037 (f)	153,514	79,304
CitiMortgage Alternative Loan Trust, Series 2007-A3, Class 1A2, 0.749% (1 Month LIBOR USD + 0.600%), 3/25/2037 (a)	3,849,587	2,898,092
CitiMortgage Alternative Loan Trust, Series 2007-A4, Class APO, 0.000%, 4/25/2037 (f)	222,876	118,961
CitiMortgage Alternative Loan Trust, Series 2007-A4, Class 1A9, 0.749% (1 Month LIBOR USD + 0.600%), 4/25/2037 (a)	2,440,398	1,769,084
CitiMortgage Alternative Loan Trust, Series 2007-A5, Class 1A3, 0.649% (1 Month LIBOR USD + 0.500%), 5/25/2037 (a)	6,265,773	4,561,727
CitiMortgage Alternative Loan Trust, Series 2007-A6, Class 1A1, 0.749% (1 Month LIBOR USD + 0.600%), 6/25/2037 (a)	2,631,229	1,908,544
COLT Mortgage Loan Trust, Series 2019-1, Class A3, 4.012%, 3/25/2049 (b)(h)	297,555	304,883
COLT Mortgage Loan Trust, Series 2019-1, Class M1, 4.518%, 3/25/2049 (b)(h)	11,738,000	11,985,402
COLT Mortgage Loan Trust, Series 2020-3, Class A3, 2.380%, 4/25/2065 (b)(h)	1,544,998	1,551,328
COLT Mortgage Loan Trust, Series 2020-2R, Class B1, 4.118%, 10/26/2065 (b)(h)	3,605,000	3,604,935
COLT Mortgage Loan Trust, Series 2020-2R, Class B2, 5.319%, 10/26/2065 (b)(h)	1,500,000	1,499,965
Connecticut Avenue Securities Trust, Series 2019-R02, Class 1B1, 4.299% (1 Month LIBOR USD + 4.150%), 8/25/2031 (a)(b)	1,700,000	1,667,047
Connecticut Avenue Securities Trust, Series 2019-R03, Class 1B1, 4.249% (1 Month LIBOR USD + 4.100%), 9/25/2031 (a)(b)	16,388,050	16,049,538
Connecticut Avenue Securities Trust, Series 2019-R04, Class 2B1, 5.399% (1 Month LIBOR USD + 5.250%), 6/27/2039 (a)(b)	2,606,068	2,469,372
Connecticut Avenue Securities Trust, Series 2019-R05, Class 1B1, 4.249% (1 Month LIBOR USD + 4.100%), 7/25/2039 (a)(b)	8,133,000	7,509,858
Connecticut Avenue Securities Trust, Series 2019-R06, Class 2B1, 3.899% (1 Month LIBOR USD + 3.750%), 9/25/2039 (a)(b)	6,762,496	5,848,714
Connecticut Avenue Securities Trust, Series 2019-R07, Class 1B1, 3.549% (1 Month LIBOR USD + 3.400%), 10/25/2039 (a)(b)	15,907,532	14,122,214
Connecticut Avenue Securities Trust, Series 2020-R02, Class 2M2, 2.149% (1 Month LIBOR USD + 2.000%), 1/25/2040 (a)(b)	5,000,000	4,856,065
CountryWide Alternative Loan Trust, Series 2004-J10, Class 1A3, 4.250%, 10/25/2034	29,744	31,154
CountryWide Alternative Loan Trust, Series 2004-32CB, Class 2A2, 0.549% (1 Month LIBOR USD + 0.400%), 2/25/2035 (a)	974,133	859,212
CountryWide Alternative Loan Trust, Series 2005-3CB, Class 1A4, 5.250%, 3/25/2035	555,178	543,416
CountryWide Alternative Loan Trust, Series 2005-16, Class X2, 2.520%, 6/25/2035 (c)(h)(o)	24,414,905	1,477,688
CountryWide Alternative Loan Trust, Series 2005-24, Class 4A1, 0.381% (1 Month LIBOR USD + 0.230%), 7/20/2035 (a)	5,839,102	5,670,790
CountryWide Alternative Loan Trust, Series 2005-24, Class 1AX, 0.957%, 7/20/2035 (c)(h)(o)	15,617,957	483,485
CountryWide Alternative Loan Trust, Series 2005-24, Class 2A1A, 2.192% (12 Month US Treasury Average + 1.310%), 7/20/2035 (a)	755,628	702,251
CountryWide Alternative Loan Trust, Series 2005-26CB, Class A7, 0.449% (1 Month LIBOR USD + 0.300%), 7/25/2035 (a)(k)	6,541,447	5,142,486
CountryWide Alternative Loan Trust, Series 2005-27, Class 2X1, 0.928%, 8/25/2035 (c)(h)(o)	30,040,057	1,073,992
CountryWide Alternative Loan Trust, Series 2005-27, Class 1A4, 2.261%, 8/25/2035 (h)	916,623	815,825
CountryWide Alternative Loan Trust, Series 2005-27, Class 1A5, 2.351%, 8/25/2035 (h)	747,279	753,528
CountryWide Alternative Loan Trust, Series 2005-J9, Class 1A6, 5.500%, 8/25/2035	772,316	652,845
CountryWide Alternative Loan Trust, Series 2005-41, Class 1A1, 0.479% (1 Month LIBOR USD + 0.330%), 9/25/2035 (a)	642,701	578,761
CountryWide Alternative Loan Trust, Series 2005-37T1, Class A5, 0.599% (1 Month LIBOR USD + 0.450%), 9/25/2035 (a)	7,603,289	5,537,764
CountryWide Alternative Loan Trust, Series 2005-38, Class X, 2.307%, 9/25/2035 (c)(h)(o)	70,411,943	3,584,038
CountryWide Alternative Loan Trust, Series 2005-41, Class 2X2, 2.671%, 9/25/2035 (c)(h)(o)	4,680,967	426,207
CountryWide Alternative Loan Trust, Series 2005-42CB, Class A4, 0.829% (1 Month LIBOR USD + 0.680%), 10/25/2035 (a)	1,828,510	1,381,105
CountryWide Alternative Loan Trust, Series 2005-51, Class 3X2, 2.538%, 11/20/2035 (c)(h)(o)	19,331,563	1,284,022
CountryWide Alternative Loan Trust, Series 2005-51, Class 4X, 2.606%, 11/20/2035 (c)(h)(o)	24,305,175	1,563,260
CountryWide Alternative Loan Trust, Series 2005-51, Class 1X, 2.992%, 11/20/2035 (c)(h)(o)	27,857,843	2,341,006
CountryWide Alternative Loan Trust, Series 2005-56, Class 3A1, 0.439% (1 Month LIBOR USD + 0.290%), 11/25/2035 (a)	307,127	282,550
CountryWide Alternative Loan Trust, Series 2005-J11, Class 1A4, 0.549% (1 Month LIBOR USD + 0.400%), 11/25/2035 (a)	3,814,304	2,451,113
CountryWide Alternative Loan Trust, Series 2005-56, Class 4X, 2.449%, 11/25/2035 (c)(h)(o)	31,377,472	2,015,124
CountryWide Alternative Loan Trust, Series 2005-63, Class 3A1, 3.426%, 11/25/2035 (h)	2,920,775	2,765,717
CountryWide Alternative Loan Trust, Series 2005-61, Class 1A1, 0.669% (1 Month LIBOR USD + 0.520%), 12/25/2035 (a)	2,164,165	2,098,071
CountryWide Alternative Loan Trust, Series 2005-J14, Class A8, 5.500%, 12/25/2035	2,334,154	2,113,122
CountryWide Alternative Loan Trust, Series 2005-70CB, Class A4, 5.500%, 12/25/2035	5,282,497	4,870,235
CountryWide Alternative Loan Trust, Series 2005-75CB, Class A3, 5.500%, 1/25/2036	1,822,461	1,694,286
CountryWide Alternative Loan Trust, Series 2006-HY10, Class 1X, 0.476%, 5/25/2036 (c)(h)(o)	4,634,512	59,526
CountryWide Alternative Loan Trust, Series 2006-OA3, Class X, 2.378%, 5/25/2036 (c)(h)(o)	25,158,111	1,686,021
CountryWide Alternative Loan Trust, Series 2006-24CB, Class A5, 0.749% (1 Month LIBOR USD + 0.600%), 8/25/2036 (a)	5,089,899	2,993,359
CountryWide Alternative Loan Trust, Series 2006-19CB, Class A9, 0.849% (1 Month LIBOR USD + 0.700%), 8/25/2036 (a)	2,686,686	1,667,013
CountryWide Alternative Loan Trust, Series 2006-26CB, Class A15, 6.000% (1 Month LIBOR USD + 0.550%), 9/25/2036 (a)	770,906	612,120
CountryWide Alternative Loan Trust, Series 2006-29T1, Class 2A13, 0.449% (1 Month LIBOR USD + 0.300%), 10/25/2036 (a)	2,181,119	1,283,458
CountryWide Alternative Loan Trust, Series 2006-27CB, Class A4, 6.000%, 11/25/2036	848,261	764,551
CountryWide Alternative Loan Trust, Series 2006-36T2, Class 1A4, 5.750%, 12/25/2036	8,720,626	5,853,990
CountryWide Alternative Loan Trust, Series 2006-40T1, Class 1A5, 6.000%, 1/25/2037	750,209	656,563
CountryWide Alternative Loan Trust, Series 2006-J8, Class A2, 6.000%, 2/25/2037	3,298,533	2,170,712
CountryWide Alternative Loan Trust, Series 2006-OA1, Class 1X, 2.441%, 3/20/2046 (c)(o)	15,805,967	1,101,249
CountryWide Alternative Loan Trust, Series 2006-OA8, Class 1A1, 0.339% (1 Month LIBOR USD + 0.190%), 7/25/2046 (a)	5,017,333	4,416,427
CountryWide Alternative Loan Trust, Series 2006-OA10, Class XNB, 1.342%, 8/25/2046 (c)(h)(o)	32,115,304	1,681,043
CountryWide Alternative Loan Trust, Series 2006-OA10, Class XPP, 1.504%, 8/25/2046 (c)(h)(o)	19,129,553	742,303
CountryWide Alternative Loan Trust, Series 2007-OA3, Class 1A1, 0.289% (1 Month LIBOR USD + 0.140%), 4/25/2047 (a)	5,843,918	5,598,438
CountryWide Alternative Loan Trust, Series 2007-20, Class A1, 0.649% (1 Month LIBOR USD + 0.500%), 8/25/2047 (a)	4,093,864	2,036,112
CountryWide Alternative Loan Trust, Series 2007-OA10, Class X, 2.000%, 9/25/2047 (c)(h)(o)	3,035,077	163,876
CountryWide Alternative Loan Trust Resecuritization, Series 2005-59R, Class A, 2.518%, 12/20/2035 (b)(h)(o)	18,322,277	986,545
CountryWide Alternative Loan Trust Resecuritization, Series 2005-58R, Class A, 2.933%, 12/20/2035 (b)(h)(o)	62,917,704	4,387,881
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2004-25, Class 2A3, 0.889% (1 Month LIBOR USD + 0.740%), 2/25/2035 (a)	2,050,394	1,948,772
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2004-25, Class 1X, 1.684%, 2/25/2035 (c)(h)(o)	20,101,546	971,749
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2005-2, Class 1A1, 0.789% (1 Month LIBOR USD + 0.640%), 3/25/2035 (a)	1,024,917	951,955
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2005-7, Class 3X, 0.857%, 3/25/2035 (c)(h)(o)	1,367,984	38,462
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2005-2, Class 2X, 2.540%, 3/25/2035 (c)(h)(o)	12,723,566	861,156
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2005-1, Class 1X, 2.603%, 3/25/2035 (c)(h)(o)	5,369,092	437,839
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2005-7, Class 3A2, 2.675%, 3/25/2035 (h)	5,044,216	4,449,745
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2005-11, Class 4X, 2.152%, 4/25/2035 (h)(o)	9,077,347	357,738
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2006-HYB1, Class 3A1, 3.209%, 3/20/2036 (h)	6,476,937	5,664,671
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2006-8, Class 1A1, 6.000%, 5/25/2036	2,181,226	2,003,958
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2006-12, Class X, 0.182%, 7/25/2036 (c)(h)(o)	29,044,643	165,816
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2007-4, Class 1A1, 6.000%, 5/25/2037	1,709,417	1,356,329
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2007-7, Class A3, 5.750%, 6/25/2037	950,518	788,647
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2007-J2, Class 2A1, 0.799% (1 Month LIBOR USD + 0.650%), 7/25/2037 (a)	5,287,917	1,386,767
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2007-18, Class 2A1, 6.500%, 11/25/2037	2,290,579	1,497,844
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2007-8, Class 1A12, 5.875%, 1/25/2038	3,490,208	2,834,254
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-7, Class 2A1, 5.250%, 8/25/2035 (k)	10,487,454	8,003,207
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-10, Class 6A12, 5.500%, 11/25/2035	2,905,225	2,456,315
Credit Suisse Mortgage Capital Certificates, Series 2019-RPL4, Class A1, 3.507%, 8/26/2058 (b)	7,645,016	7,714,188
Credit Suisse Mortgage Trust, Series 2015-6R, Class 1A2, 3.563%, 7/27/2035 (b)(h)	6,775,558	5,857,158
Credit Suisse Mortgage Trust, Series 2014-3R, Class 1A1, 2.273% (1 Month LIBOR USD + 0.450%), 3/27/2036 (a)(b)	391,142	393,210
CSMC Mortgage-Backed Trust, Series 2006-4, Class 1A1, 0.849% (1 Month LIBOR USD + 0.700%), 5/25/2036 (a)	2,257,841	1,301,874
CSMC Mortgage-Backed Trust, Series 2006-4, Class 1A3, 6.000%, 5/25/2036	1,475,819	1,176,680
CSMC Mortgage-Backed Trust, Series 2006-9, Class 2A1, 5.500%, 11/25/2036	578,288	536,327
CSMC Series, Series 2019-NQM1, Class M1, 3.388%, 10/25/2059 (b)(h)	11,610,200	11,757,243
CSMC Series, Series 2019-NQM1, Class B1, 3.890%, 10/25/2059 (b)(h)	7,294,850	7,204,467
CSMC Trust, Series 2019-AFC1, Class A2, 2.776%, 8/25/2049 (b)(d)	6,077,893	6,136,344
CSMC Trust, Series 2019-AFC1, Class A3, 2.877%, 8/25/2049 (b)(d)	370,584	364,668
CSMC Trust, Series 2019-AFC1, Class M1, 3.061%, 8/25/2049 (b)(h)	11,155,839	11,075,528
CSMC Trust, Series 2019-AFC1, Class B1, 4.065%, 8/25/2049 (b)(h)	6,465,143	6,362,638
CSMC Trust, Series 2019-RPL10, Class A2, 3.116%, 12/25/2059 (b)(d)	30,776,200	30,544,609
CSMC Trust, Series 2020-NQM1, Class B1, 4.462%, 5/25/2065 (b)(h)	4,968,250	5,006,183
CSMCM Trust, Series 2018-RPL1, Class CERT, 2.870%, 7/25/2057 (b)(c)	16,791,865	14,890,573
CSMCM Trust, Series 2018-SP3, Class CERT, 2.796%, 9/25/2058 (b)(h)	16,869,326	16,003,811
Deephaven Residential Mortgage Trust, Series 2019-2A, Class B2, 5.788%, 4/25/2059 (b)(h)	2,343,000	2,313,628
Deephaven Residential Mortgage Trust, Series 2017-1A, Class M1, 4.498%, 12/26/2046 (b)(h)	3,250,000	3,352,482
Deephaven Residential Mortgage Trust, Series 2017-2A, Class A3, 2.708%, 6/25/2047 (b)(h)	577,831	584,474
Deephaven Residential Mortgage Trust, Series 2017-2A, Class M1, 3.897%, 6/25/2047 (b)(h)	5,077,154	5,119,381
Deephaven Residential Mortgage Trust, Series 2017-2A, Class B1, 5.269%, 6/25/2047 (b)(h)	6,050,570	6,063,512
Deephaven Residential Mortgage Trust, Series 2017-3A, Class M1, 3.511%, 10/25/2047 (b)(h)	3,830,165	3,853,625
Deephaven Residential Mortgage Trust, Series 2017-3A, Class B1, 4.814%, 10/25/2047 (b)(h)	1,729,894	1,737,013
Deephaven Residential Mortgage Trust, Series 2018-2A, Class M1, 4.375%, 4/25/2058 (b)(h)	3,328,524	3,405,190
Deephaven Residential Mortgage Trust, Series 2018-2A, Class B1, 4.776%, 4/25/2058 (b)(h)	3,178,762	3,171,324
Deephaven Residential Mortgage Trust, Series 2018-4A, Class B2, 6.125%, 10/25/2058 (b)(h)	6,710,000	6,641,216
Deephaven Residential Mortgage Trust, Series 2019-1A, Class B1, 5.252%, 1/25/2059 (b)(h)	7,162,000	7,192,539
Deephaven Residential Mortgage Trust, Series 2019-1A, Class B2, 6.037%, 1/25/2059 (b)(h)	7,000,000	6,958,994
Deephaven Residential Mortgage Trust, Series 2019-3A, Class B1, 4.258%, 7/25/2059 (b)(h)	4,353,000	4,280,061
Deephaven Residential Mortgage Trust, Series 2019-3A, Class B2, 5.663%, 7/25/2059 (b)(h)	1,000,000	980,496
Deephaven Residential Mortgage Trust, Series 2019-4A, Class B2, 4.915%, 10/25/2059 (b)(h)	5,650,000	5,403,078
Deephaven Residential Mortgage Trust, Series 2020-1, Class B2, 4.539%, 1/25/2060 (b)(h)	1,375,000	1,286,083
Deephaven Residential Mortgage Trust, Series 2020-2, Class M1, 4.112%, 5/25/2065 (b)(h)	1,250,000	1,293,209
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2005-2, Class 1A5, 0.649% (1 Month LIBOR USD + 0.500%), 4/25/2035 (a)	515,756	475,362
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2005-AR1, Class 1A1, 0.459% (1 Month LIBOR USD + 0.310%), 8/25/2035 (a)	2,757,519	2,411,894
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2005-5, Class 2A4, 5.500%, 11/25/2035	5,147,226	4,459,994
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2005-5, Class 2A7, 5.500%, 11/25/2035	336,069	280,999
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2005-6, Class 1A4, 5.500%, 12/25/2035	556,861	557,449
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-AR1, Class 2A1, 3.548%, 2/25/2036 (h)	640,811	584,719
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-AR3, Class A2, 0.269% (1 Month LIBOR USD + 0.120%), 8/25/2036 (a)(k)	4,047,343	3,729,736
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-AR6, Class A4, 0.319% (1 Month LIBOR USD + 0.170%), 2/25/2037 (a)	111,610	106,707
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-AR6, Class A6, 0.339% (1 Month LIBOR USD + 0.190%), 2/25/2037 (a)	1,978,109	1,731,704
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-AR2, Class A4, 0.284% (1 Month LIBOR USD + 0.135%), 3/25/2037 (a)	929,915	943,878
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-BAR1, Class A4, 0.389% (1 Month LIBOR USD + 0.240%), 3/25/2037 (a)	76,432,950	8,017,511
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-AB1, Class PO, 0.000%, 4/25/2037 (f)	685,327	443,160
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-AR3, Class 2A5, 0.349% (1 Month LIBOR USD + 0.200%), 6/25/2037 (a)	16,196,870	13,783,569
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-AR3, Class 2A4, 0.499% (1 Month LIBOR USD + 0.350%), 6/25/2037 (a)(e)	27,145,391	24,614,545
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-AR1, Class A1, 0.269% (1 Month LIBOR USD + 0.120%), 1/25/2047 (a)(k)	11,447,985	10,417,793
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-AR1, Class A2, 0.329% (1 Month LIBOR USD + 0.180%), 1/25/2047 (a)	593,277	511,936
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-OA1, Class A1, 0.349% (1 Month LIBOR USD + 0.200%), 2/25/2047 (a)	8,187,772	7,520,764
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-OA4, Class 1A1B, 0.279% (1 Month LIBOR USD + 0.130%), 8/25/2047 (a)	8,084,283	7,624,958
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-OA4, Class 1A1A, 0.339% (1 Month LIBOR USD + 0.190%), 8/25/2047 (a)	8,890,419	8,653,232
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-OA5, Class A1A, 0.349% (1 Month LIBOR USD + 0.200%), 8/25/2047 (a)	1,979,809	1,835,983
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-OA4, Class 2A1, 0.349% (1 Month LIBOR USD + 0.200%), 8/25/2047 (a)(k)	13,196,167	12,802,525
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-OA4, Class A4, 0.359% (1 Month LIBOR USD + 0.210%), 8/25/2047 (a)(e)	25,288,793	24,318,437
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB1, Class A2D, 5.720%, 2/25/2036 (h)	5,244,053	5,291,806
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB2, Class A8, 5.734%, 6/25/2036 (h)	4,631,125	4,544,820
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB2, Class A1, 5.888%, 6/25/2036 (h)	558,073	552,180
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB2, Class A5B, 6.093%, 6/25/2036 (d)	543,324	519,938
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB2, Class A2, 6.160%, 6/25/2036 (h)	2,483,007	2,452,610
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB2, Class A3, 6.270%, 6/25/2036 (h)	783,480	804,029
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB3, Class A5B, 6.300%, 7/25/2036 (d)	262,052	245,525
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB3, Class A2, 6.420%, 7/25/2036 (h)(k)	2,701,475	2,556,981
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB4, Class A4B, 6.000%, 10/25/2036 (d)(k)	8,106,713	7,956,504
Deutsche Mortgage Securities, Inc. REMIC Trust, Series 2009-RS6, Class A2B, 3.348%, 8/25/2037 (b)(h)(k)	12,881,135	11,885,849
Deutsche Mortgage Securities, Inc. Re-REMIC Trust, Series 2007-WM1, Class A1, 3.254%, 6/27/2037 (b)(h)(k)	18,589,228	19,843,759
DSLA Mortgage Loan Trust, Series 2005-AR2, Class C, 0.000%, 3/19/2045	1	503,429
DSLA Mortgage Loan Trust, Series 2006-AR2, Class 2A1A, 0.347% (1 Month LIBOR USD + 0.200%), 10/19/2036 (a)(e)	24,781,781	21,890,664
DSLA Mortgage Loan Trust, Series 2007-AR1, Class 2A1A, 0.287% (1 Month LIBOR USD + 0.140%), 3/19/2037 (a)(k)	31,688,315	29,823,553
DSLA Mortgage Loan Trust, Series 2007-AR1, Class 1A1A, 0.287% (1 Month LIBOR USD + 0.140%), 3/19/2037 (a)(k)	45,450,269	41,018,186
DSLA Mortgage Loan Trust, Series 2004-AR1, Class A2A, 0.967% (1 Month LIBOR USD + 0.820%), 9/19/2044 (a)	1,158,196	1,095,199
DSLA Mortgage Loan Trust, Series 2004-AR1, Class X2, 2.665%, 9/19/2044 (c)(h)(o)	23,380,538	1,391,376
DSLA Mortgage Loan Trust, Series 2004-AR2, Class C, 0.000%, 11/19/2044	1,000	1
DSLA Mortgage Loan Trust, Series 2004-AR2, Class X2, 2.658%, 11/19/2044 (c)(h)(o)	23,703,567	1,376,276
DSLA Mortgage Loan Trust, Series 2004-AR4, Class X2, 2.789%, 1/19/2045 (c)(h)(o)	21,010,666	1,261,123
DSLA Mortgage Loan Trust, Series 2005-AR1, Class C, 0.000%, 2/19/2045 (l)	1,000,000	9,517
DSLA Mortgage Loan Trust, Series 2005-AR1, Class 1A, 0.687% (1 Month LIBOR USD + 0.540%), 3/19/2045 (a)(k)	25,610,731	23,088,074
DSLA Mortgage Loan Trust, Series 2005-AR1, Class X2, 2.967%, 3/19/2045 (c)(h)(o)	35,364,151	2,145,791
DSLA Mortgage Loan Trust, Series 2005-AR2, Class 2A1A, 0.357% (1 Month LIBOR USD + 0.210%), 6/19/2045 (a)	6,430,591	6,333,444
DSLA Mortgage Loan Trust, Series 2005-AR2, Class 2A1C, 0.367% (1 Month LIBOR USD + 0.220%), 6/19/2045 (a)	3,456,465	3,278,619
DSLA Mortgage Loan Trust, Series 2005-AR4, Class 1A, 0.407% (1 Month LIBOR USD + 0.260%), 8/19/2045 (a)	229,895	192,692
DSLA Mortgage Loan Trust, Series 2005-AR4, Class 2A1A, 0.407% (1 Month LIBOR USD + 0.260%), 8/19/2045 (a)	1,752,205	1,678,414
DSLA Mortgage Loan Trust, Series 2006-AR1, Class 1A1A, 1.802% (12 Month US Treasury Average + 0.920%), 3/19/2046 (a)	15,801,845	14,838,644
Eagle RE Ltd., Series 2018-1, Class M2, 3.175% (1 Month LIBOR USD + 3.000%), 11/27/2028 (a)(b)(e)	8,708,500	8,426,458
Eagle RE Ltd., Series 2019-1, Class M2, 3.449% (1 Month LIBOR USD + 3.300%), 4/25/2029 (a)(b)(e)	22,100,000	21,152,462
Eagle RE Ltd., Series 2019-1, Class B1, 4.649% (1 Month LIBOR USD + 4.500%), 4/25/2029 (a)(b)	5,000,000	4,657,095
Eagle RE Ltd., Series 2020-1, Class M1C, 1.949% (1 Month LIBOR USD + 1.800%), 1/25/2030 (a)(b)	3,500,000	3,216,937
Eagle RE Ltd., Series 2020-1, Class M2, 2.149% (1 Month LIBOR USD + 2.000%), 1/25/2030 (a)(b)(e)	9,500,000	7,688,274
Eagle RE Ltd., Series 2020-2, Class M2, 5.748% (1 Month LIBOR USD + 5.600%), 10/25/2030 (a)(b)	3,500,000	3,500,000
Ellington Financial Mortgage Trust, Series 2019-2, Class M1, 3.469%, 11/25/2059 (b)(h)	3,000,000	3,057,567
Ellington Financial Mortgage Trust, Series 2020-2, Class B2, 4.804%, 10/25/2065 (b)(h)	3,626,000	3,625,990
First Horizon Alternative Mortgage Securities Trust, Series 2005-AA9, Class 3A1, 2.539%, 11/25/2035 (h)	1,779,003	1,607,637
First Horizon Alternative Mortgage Securities Trust, Series 2005-FA8, Class 1A18, 5.500%, 11/25/2035	9,631	8,562
First Horizon Alternative Mortgage Securities Trust, Series 2006-FA1, Class 1A8, 0.649% (1 Month LIBOR USD + 0.500%), 4/25/2036 (a)	4,419,925	2,254,988
First Horizon Alternative Mortgage Securities Trust, Series 2006-FA1, Class 1A12, 6.000%, 4/25/2036	261,680	214,533
First Horizon Alternative Mortgage Securities Trust, Series 2006-AA2, Class 2A1, 2.467%, 5/25/2036 (h)	688,441	623,325
First Horizon Alternative Mortgage Securities Trust, Series 2006-FA3, Class A13, 6.000%, 7/25/2036	1,644,159	1,277,980
First Horizon Alternative Mortgage Securities Trust, Series 2006-FA3, Class A2, 6.000%, 7/25/2036	1,598,075	1,242,160
First Horizon Alternative Mortgage Securities Trust, Series 2006-FA3, Class A3, 6.000%, 7/25/2036	8,506,905	7,017,525
First Horizon Alternative Mortgage Securities Trust, Series 2007-FA5, Class A9, 7.000%, 11/25/2037	10,788,314	6,584,723
First Horizon Mortgage Pass-Through Trust, Series 2005-AR4, Class 4A3, 2.906%, 9/25/2035 (h)	65,206	60,879
FNBA Mortgage Loan Trust, Series 2004-AR1, Class A3, 0.627% (1 Month LIBOR USD + 0.480%), 8/19/2034 (a)	1,622	1,621
FWD Securitization Trust, Series 2019-INV1, Class A3, 3.110%, 6/25/2049 (b)(h)	5,487,805	5,631,162
FWD Securitization Trust, Series 2020-INV1, Class A2, 2.340%, 1/25/2050 (b)(h)	3,327,000	3,416,769
Galton Funding Mortgage Trust, Series 2019-2, Class A32, 3.500%, 6/25/2059 (b)(h)	7,979,304	8,294,391
GCAT Trust, Series 2020-NQM2, Class B1, 4.850%, 4/25/2065 (b)(h)	8,963,000	9,205,109
GMAC Mortgage Corp. Loan Trust, Series 2005-AR5, Class 5A1, 3.494%, 9/19/2035 (h)	149,770	142,805
GMACM Mortgage Loan Trust, Series 2006-AR1, Class 1A1, 3.667%, 4/19/2036 (h)	1,052,727	964,843
Grand Avenue Mortgage Loan Trust, Series 2017-RPL1, Class A1, 3.250%, 8/25/2064 (b)(e)	11,740,518	11,525,385
GreenPoint Mortgage Funding Trust, Series 2006-OH1, Class A1, 0.329% (1 Month LIBOR USD + 0.180%), 1/25/2037 (a)	11,716,736	10,926,172
GreenPoint Mortgage Funding Trust, Series 2007-AR2, Class 2A1, 0.349% (1 Month LIBOR USD + 0.200%), 5/25/2037 (a)	4,764,006	4,608,228
GreenPoint Mortgage Funding Trust, Series 2007-AR3, Class A1, 0.369% (1 Month LIBOR USD + 0.220%), 6/25/2037 (a)	4,094,633	4,024,709
GreenPoint Mortgage Funding Trust, Series 2005-AR4, Class 4A1A, 0.769% (1 Month LIBOR USD + 0.620%), 10/25/2045 (a)	1,847,333	1,730,591
GreenPoint MTA Trust, Series 2005-AR1, Class X1, 3.221%, 6/25/2045 (c)(h)(o)	10,146,914	701,953
GreenPoint MTA Trust, Series 2005-AR3, Class X1, 2.994%, 8/25/2045 (c)(h)(o)	29,623,178	2,637,085
GS Mortgage-Backed Securities Corp. Trust, Series 2019-PJ1, Class B4, 4.315%, 8/25/2049 (b)(h)	1,500,000	1,484,632
GS Mortgage-Backed Securities Corp. Trust, Series 2019-PJ1, Class B5, 4.315%, 8/25/2049 (b)(h)	577,000	453,007
GS Mortgage-Backed Securities Corp. Trust, Series 2020-PJ3, Class B3A, 3.465%, 10/25/2050 (b)(h)	4,163,078	4,165,972
GS Mortgage-Backed Securities Corp. Trust, Series 2020-PJ5, Class AIOS, 0.215%, 3/27/2051 (h)(o)	413,476,698	1,600,155
GS Mortgage-Backed Securities Corp. Trust, Series 2020-PJ5, Class AX1, 0.454%, 3/27/2051 (h)(o)	387,634,000	2,638,334
GS Mortgage-Backed Securities Corp. Trust, Series 2020-PJ5, Class B5, 3.454%, 3/27/2051 (h)	1,860,000	1,266,544
GS Mortgage-Backed Securities Corp. Trust, Series 2020-PJ5, Class B4, 3.454%, 3/27/2051 (h)	2,274,000	2,096,433
GS Mortgage-Backed Securities Trust, Series 2020-NQM1, Class B1, 5.143%, 9/25/2060 (b)(h)	1,500,000	1,512,681
GS Mortgage-Backed Securities Trust, Series 2020-NQM1, Class B2, 5.731%, 9/25/2060 (b)(h)	1,500,000	1,425,513
GSAA Home Equity Trust, Series 2005-14, Class 2A2, 0.399% (1 Month LIBOR USD + 0.250%), 12/25/2035 (a)	1,910,673	1,476,320
GSAA Home Equity Trust, Series 2005-14, Class 2A3, 0.499% (1 Month LIBOR USD + 0.350%), 12/25/2035 (a)	4,255,554	4,011,421
GSAA Home Equity Trust, Series 2005-15, Class 2A2, 0.399% (1 Month LIBOR USD + 0.250%), 1/25/2036 (a)	2,421,454	1,481,731
GSAA Home Equity Trust, Series 2006-10, Class AF2, 5.825%, 6/25/2036 (h)	10,713,820	5,269,174
GSAA Home Equity Trust, Series 2006-16, Class A2, 0.319% (1 Month LIBOR USD + 0.170%), 10/25/2036 (a)	1,704,759	823,201
GSAA Home Equity Trust, Series 2006-18, Class AF3A, 5.772%, 11/25/2036 (h)	7,608,899	4,144,864
GSAA Home Equity Trust, Series 2006-20, Class 1A2, 0.329% (1 Month LIBOR USD + 0.180%), 1/25/2037 (a)	12,792,677	6,677,061
GSAA Home Equity Trust, Series 2006-20, Class A4A, 0.609% (1 Month LIBOR USD + 0.460%), 1/25/2037 (a)	3,256,334	2,067,013
GSAA Home Equity Trust, Series 2007-1, Class 1A2, 0.319% (1 Month LIBOR USD + 0.170%), 2/25/2037 (a)	2,176,492	1,128,015
GSAA Home Equity Trust, Series 2007-4, Class A2, 0.349% (1 Month LIBOR USD + 0.200%), 3/25/2037 (a)	1,432,483	606,738
GSAA Home Equity Trust, Series 2007-2, Class AF4A, 5.983%, 3/25/2037 (d)	2,282,727	1,151,894
GSAA Home Equity Trust, Series 2007-5, Class 2A1A, 0.269% (1 Month LIBOR USD + 0.120%), 5/25/2037 (a)	4,510,665	4,117,665
GSAA Home Equity Trust, Series 2007-5, Class 1F4A, 6.032%, 5/25/2037 (d)	5,574,392	3,705,443
GSAA Home Equity Trust, Series 2007-10, Class A2A, 6.500%, 11/25/2037	2,550,922	1,762,914
GSAA Resecuritization Mortgage Trust, Series 2005-R1, Class 1A1, 0.649% (1 Month LIBOR USD + 0.500%), 4/25/2035 (a)(b)	1,543,029	1,133,648
GSAA Trust, Series 2007-3, Class 1A1A, 0.219% (1 Month LIBOR USD + 0.070%), 3/25/2037 (a)	7,327,500	5,201,492
GSMSC Resecuritization Trust, Series 2014-5R, Class 3B3, 0.306% (1 Month LIBOR USD + 0.150%), 2/26/2037 (a)(b)	5,707,000	4,165,619
GSMSC Resecuritization Trust, Series 2014-5R, Class 3B1, 0.306% (1 Month LIBOR USD + 0.150%), 2/26/2037 (a)(b)	5,707,000	5,184,199
GSMSC Resecuritization Trust, Series 2014-5R, Class 3B2, 0.306% (1 Month LIBOR USD + 0.150%), 2/26/2037 (a)(b)	5,707,000	4,884,775
GSMSC Resecuritization Trust, Series 2014-5R, Class 3B4, 0.306% (1 Month LIBOR USD + 0.150%), 2/26/2037 (a)(b)	5,709,149	3,007,157
GSR Mortgage Loan Trust, Series 2005-AR3, Class 8A1, 3.394%, 5/25/2035 (h)	1,109,922	1,144,530
GSR Mortgage Loan Trust, Series 2005-AR3, Class 5A1, 3.812%, 5/25/2035 (h)	1,663,709	1,610,850
GSR Mortgage Loan Trust, Series 2005-6F, Class 3A1, 0.649% (1 Month LIBOR USD + 0.500%), 7/25/2035 (a)	893,961	846,419
GSR Mortgage Loan Trust, Series 2005-AR5, Class 2A3, 3.054%, 10/25/2035 (h)	1,185,874	951,126
GSR Mortgage Loan Trust, Series 2006-1F, Class 2A5, 6.000%, 2/25/2036	1,344,664	1,143,658
GSR Mortgage Loan Trust, Series 2006-2F, Class 3A4, 6.000%, 2/25/2036	407,836	332,765
GSR Mortgage Loan Trust, Series 2006-6F, Class 3A1, 6.500%, 7/25/2036	8,286,005	6,182,992
GSR Mortgage Loan Trust, Series 2007-AR1, Class 2A1, 3.327%, 3/25/2037 (h)	7,622,554	6,911,164
GSR Mortgage Loan Trust, Series 2007-2F, Class 3A7, 6.000%, 3/25/2037	10,060,899	8,722,276
GSR Mortgage Loan Trust, Series 2007-2F, Class 3A3, 6.000%, 3/25/2037	462,948	402,608
GSR Mortgage Loan Trust, Series 2007-3F, Class 4A1, 0.449% (1 Month LIBOR USD + 0.300%), 4/25/2037 (a)	6,154,777	2,435,697
HarborView Mortgage Loan Trust, Series 2004-7, Class X1, 0.500%, 11/19/2034 (c)(h)(o)	2,503,409	31,155
HarborView Mortgage Loan Trust, Series 2004-8, Class 2A4A, 0.947% (1 Month LIBOR USD + 0.800%), 11/19/2034 (a)	244,128	232,012
HarborView Mortgage Loan Trust, Series 2004-9, Class 4A2, 0.927% (1 Month LIBOR USD + 0.780%), 12/19/2034 (a)	3,515,018	3,175,907
HarborView Mortgage Loan Trust, Series 2004-11, Class X1, 2.450%, 1/19/2035 (c)(h)(o)	9,103,810	736,225
HarborView Mortgage Loan Trust, Series 2005-1, Class X, 2.407%, 3/19/2035 (c)(h)(o)	9,870,489	660,622
HarborView Mortgage Loan Trust, Series 2005-3, Class X2, 2.751%, 6/19/2035 (c)(h)(o)	70,832,589	4,939,015
HarborView Mortgage Loan Trust, Series 2005-4, Class 3A1, 3.563%, 7/19/2035 (h)	1,097,028	1,024,732
HarborView Mortgage Loan Trust, Series 2005-8, Class 2A2A, 2.382% (12 Month US Treasury Average + 1.500%), 9/19/2035 (a)	2,293,997	2,155,585
HarborView Mortgage Loan Trust, Series 2005-12, Class X2B, 1.894%, 10/19/2035 (c)(h)(o)	11,083,557	642,735
HarborView Mortgage Loan Trust, Series 2005-16, Class 3A1A, 0.647% (1 Month LIBOR USD + 0.500%), 1/19/2036 (a)	1,283,029	1,016,710
HarborView Mortgage Loan Trust, Series 2005-13, Class X, 1.552%, 2/19/2036 (c)(h)(o)	25,984,284	925,586
HarborView Mortgage Loan Trust, Series 2006-10, Class 2A1A, 0.327% (1 Month LIBOR USD + 0.180%), 11/19/2036 (a)(k)	24,882,685	24,109,630
HarborView Mortgage Loan Trust, Series 2006-11, Class A1A, 0.317% (1 Month LIBOR USD + 0.170%), 12/19/2036 (a)	2,998,723	2,559,638
HarborView Mortgage Loan Trust, Series 2006-12, Class 2A2A, 0.337% (1 Month LIBOR USD + 0.190%), 12/19/2036 (a)(k)	36,894,125	34,091,979
HarborView Mortgage Loan Trust, Series 2006-12, Class 2A13, 0.387% (1 Month LIBOR USD + 0.240%), 12/19/2036 (a)	1,441,829	1,361,777
HarborView Mortgage Loan Trust, Series 2006-SB1, Class A1A, 1.732% (12 Month US Treasury Average + 0.850%), 12/19/2036 (a)	7,831,270	7,367,088
HarborView Mortgage Loan Trust, Series 2006-14, Class 2A1A, 0.297% (1 Month LIBOR USD + 0.150%), 2/19/2037 (a)	22,747,895	20,455,112
HarborView Mortgage Loan Trust, Series 2007-1, Class 2A1A, 0.277% (1 Month LIBOR USD + 0.130%), 3/19/2037 (a)	38,693,689	37,142,149
HarborView Mortgage Loan Trust, Series 2007-2, Class 2A1A, 0.309% (1 Month LIBOR USD + 0.160%), 4/25/2037 (a)(k)	20,155,058	18,116,495
HarborView Mortgage Loan Trust, Series 2007-3, Class 2A1A, 0.347% (1 Month LIBOR USD + 0.200%), 5/19/2037 (a)(k)	31,625,621	30,617,048
HarborView Mortgage Loan Trust, Series 2007-6, Class 2A1A, 0.337% (1 Month LIBOR USD + 0.190%), 8/19/2037 (a)	2,430,171	2,362,462
HarborView Mortgage Loan Trust, Series 2007-6, Class 1A1A, 0.347% (1 Month LIBOR USD + 0.200%), 8/19/2037 (a)(k)	23,653,863	21,401,613
HarborView Mortgage Loan Trust, Series 2007-5, Class A1A, 0.337% (1 Month LIBOR USD + 0.190%), 9/19/2037 (a)	6,196,512	5,897,754
HarborView Mortgage Loan Trust, Series 2007-7, Class 1A1, 1.149% (1 Month LIBOR USD + 1.000%), 10/25/2037 (a)	20,554,329	19,441,415
HarborView Mortgage Loan Trust, Series 2005-11, Class X, 2.842%, 8/19/2045 (c)(h)(o)	14,210,221	1,048,132
HarborView Mortgage Loan Trust, Series 2005-15, Class 2A11, 0.421% (1 Month LIBOR USD + 0.270%), 10/20/2045 (a)	3,135,075	3,082,522
HarborView Mortgage Loan Trust, Series 2005-15, Class 3A11, 2.882% (12 Month US Treasury Average + 2.000%), 10/20/2045 (a)	4,532,313	4,254,550
HarborView Mortgage Loan Trust, Series 2006-13, Class A, 0.327% (1 Month LIBOR USD + 0.180%), 11/19/2046 (a)	7,943,592	7,189,944
Home RE Ltd., Series 2020-1, Class M1C, 4.294% (1 Month LIBOR USD + 4.150%), 10/25/2030 (a)(b)	2,500,000	2,518,750
Home RE Ltd., Series 2020-1, Class M2, 5.394% (1 Month LIBOR USD + 5.250%), 10/25/2030 (a)(b)	1,750,000	1,770,839
HomeBanc Mortgage Trust, Series 2005-1, Class A1, 0.399% (1 Month LIBOR USD + 0.250%), 3/25/2035 (a)	7,091,660	6,424,300
HomeBanc Mortgage Trust, Series 2005-1, Class A2, 0.459% (1 Month LIBOR USD + 0.310%), 3/25/2035 (a)	281,907	250,322
HomeBanc Mortgage Trust, Series 2005-4, Class A2, 0.479% (1 Month LIBOR USD + 0.330%), 10/25/2035 (a)	603,009	604,553
HomeBanc Mortgage Trust, Series 2005-5, Class A1, 0.409% (1 Month LIBOR USD + 0.260%), 1/25/2036 (a)	3,603,201	3,551,383
HomeBanc Mortgage Trust, Series 2006-2, Class A2, 0.369% (1 Month LIBOR USD + 0.220%), 12/25/2036 (a)	1,546,982	1,542,181
HomeBanc Mortgage Trust, Series 2006-1, Class 3A2, 3.340%, 4/25/2037 (h)	6,427,650	5,874,917
Homeward Opportunities Fund I Trust, Series 2018-1, Class A3, 3.999%, 6/25/2048 (b)(h)	544,602	556,525
Homeward Opportunities Fund I Trust, Series 2018-1, Class M1, 4.548%, 6/25/2048 (b)(h)	2,577,000	2,651,970
Homeward Opportunities Fund I Trust, Series 2018-1, Class B1, 5.295%, 6/25/2048 (b)(h)	3,964,213	3,982,643
Homeward Opportunities Fund I Trust, Series 2019-1, Class B1, 4.800%, 1/25/2059 (b)(h)	650,000	650,805
HSI Asset Loan Obligation Trust, Series 2007-AR1, Class 2A1, 3.329%, 1/25/2037 (h)	735,454	653,304
IMPAC CMB Trust, Series 2004-6, Class 1A2, 0.929% (1 Month LIBOR USD + 0.780%), 10/25/2034 (a)	2,619,805	2,561,137
IMPAC CMB Trust, Series 2004-10, Class 3A1, 0.849% (1 Month LIBOR USD + 0.700%), 3/25/2035 (a)	459,366	425,741
IMPAC CMB Trust, Series 2005-3, Class A1, 0.629% (1 Month LIBOR USD + 0.480%), 8/25/2035 (a)	8,458,274	7,825,409
IMPAC CMB Trust, Series 2005-6, Class 1A2, 0.429% (1 Month LIBOR USD + 0.280%), 10/25/2035 (a)	2,760,106	2,649,448
IMPAC CMB Trust, Series 2005-6, Class 1A1, 0.649% (1 Month LIBOR USD + 0.500%), 10/25/2035 (a)(e)	25,963,570	25,118,949
IMPAC CMB Trust, Series 2005-7, Class A2, 0.429% (1 Month LIBOR USD + 0.280%), 11/25/2035 (a)	2,549,349	2,317,381
IMPAC CMB Trust, Series 2005-7, Class A1, 0.669% (1 Month LIBOR USD + 0.520%), 11/25/2035 (a)(k)	22,892,113	21,855,031
IMPAC Secured Assets CMN Owner Trust, Series 2005-2, Class A2D, 0.579% (1 Month LIBOR USD + 0.430%), 3/25/2036 (a)	942,447	785,106
IMPAC Secured Assets Trust, Series 2006-2, Class 1A2B, 0.319% (1 Month LIBOR USD + 0.170%), 8/25/2036 (a)	9,154,254	7,917,615
IMPAC Secured Assets Trust, Series 2006-2, Class 1A2C, 0.429% (1 Month LIBOR USD + 0.280%), 8/25/2036 (a)(k)	4,896,307	3,668,744
IMPAC Secured Assets Trust, Series 2006-3, Class A1, 0.319% (1 Month LIBOR USD + 0.170%), 11/25/2036 (a)	17,612,072	15,545,084
IMPAC Secured Assets Trust, Series 2006-3, Class A7, 0.419% (1 Month LIBOR USD + 0.270%), 11/25/2036 (a)	22,501,541	16,058,562
IMPAC Secured Assets Trust, Series 2006-4, Class A1, 0.339% (1 Month LIBOR USD + 0.190%), 1/25/2037 (a)	10,141,136	8,388,586
IMPAC Secured Assets Trust, Series 2006-4, Class A2C, 0.409% (1 Month LIBOR USD + 0.260%), 1/25/2037 (a)(e)	30,436,518	28,537,340
IMPAC Secured Assets Trust, Series 2007-1, Class A2, 0.309% (1 Month LIBOR USD + 0.160%), 3/25/2037 (a)	2,364,509	2,239,301
IMPAC Secured Assets Trust, Series 2007-2, Class 1A1C, 0.529% (1 Month LIBOR USD + 0.380%), 5/25/2037 (a)	18,900,597	13,854,421
IndyMac Index Mortgage Loan Trust, Series 2004-AR2, Class AX2, 3.359%, 6/25/2034 (c)(h)(o)	10,565,044	8,581,689
IndyMac Index Mortgage Loan Trust, Series 2004-AR8, Class 2A2A, 0.949% (1 Month LIBOR USD + 0.800%), 11/25/2034 (a)	608,613	576,099
IndyMac Index Mortgage Loan Trust, Series 2004-AR12, Class AX2, 2.257%, 12/25/2034 (c)(h)(o)	3,092,466	161,832
IndyMac Index Mortgage Loan Trust, Series 2005-AR2, Class AX2, 2.434%, 2/25/2035 (c)(h)(o)	16,671,771	1,040,502
IndyMac Index Mortgage Loan Trust, Series 2005-AR4, Class AX2, 2.432%, 3/25/2035 (c)(h)(o)	21,515,478	1,313,369
IndyMac Index Mortgage Loan Trust, Series 2005-AR6, Class 2A1, 0.629% (1 Month LIBOR USD + 0.480%), 4/25/2035 (a)	2,953,993	2,728,802
IndyMac Index Mortgage Loan Trust, Series 2005-AR8, Class 2A1A, 0.609% (1 Month LIBOR USD + 0.460%), 5/25/2035 (a)	5,732,250	5,354,099
IndyMac Index Mortgage Loan Trust, Series 2005-AR8, Class AX2, 2.706%, 5/25/2035 (c)(h)(o)	28,353,687	1,855,182
IndyMac Index Mortgage Loan Trust, Series 2005-AR5, Class 2A1, 3.065%, 5/25/2035 (h)	1,296,609	1,221,413
IndyMac Index Mortgage Loan Trust, Series 2005-AR10, Class AX, 2.649%, 6/25/2035 (c)(h)(o)	44,937,384	2,799,869
IndyMac Index Mortgage Loan Trust, Series 2005-AR7, Class 4A1, 3.428%, 6/25/2035 (h)	1,305,275	1,273,626
IndyMac Index Mortgage Loan Trust, Series 2005-AR12, Class AX2, 2.778%, 7/25/2035 (c)(h)(o)	27,842,151	1,630,353
IndyMac Index Mortgage Loan Trust, Series 2005-AR14, Class 2X, 2.490%, 8/25/2035 (c)(h)(o)	31,952,941	2,147,078
IndyMac Index Mortgage Loan Trust, Series 2005-AR13, Class 1A1, 3.158%, 8/25/2035 (h)	2,869,124	2,426,868
IndyMac Index Mortgage Loan Trust, Series 2005-AR19, Class A1, 3.049%, 10/25/2035 (h)	6,024,146	5,450,624
IndyMac Index Mortgage Loan Trust, Series 2006-AR9, Class 3A3, 3.294%, 6/25/2036 (h)	780,244	769,459
IndyMac Index Mortgage Loan Trust, Series 2006-AR13, Class A3, 3.164%, 7/25/2036 (h)	4,584,629	4,069,331
IndyMac Index Mortgage Loan Trust, Series 2006-AR19, Class 5A2, 3.300%, 8/25/2036 (h)	9,558,735	8,919,963
IndyMac Index Mortgage Loan Trust, Series 2006-AR25, Class 5A1, 3.057%, 9/25/2036 (h)	6,849,485	6,227,723
IndyMac Index Mortgage Loan Trust, Series 2006-AR31, Class A3, 3.225%, 11/25/2036 (h)	4,021,875	3,927,091
IndyMac Index Mortgage Loan Trust, Series 2006-AR35, Class 2A1A, 0.319% (1 Month LIBOR USD + 0.170%), 1/25/2037 (a)	9,000,587	8,727,671
IndyMac Index Mortgage Loan Trust, Series 2007-AR1, Class 3A1, 3.026%, 3/25/2037 (h)	1,264,864	1,180,872
IndyMac Index Mortgage Loan Trust, Series 2007-AR1, Class 2A1, 3.220%, 6/25/2037 (h)	6,534,051	5,600,322
IndyMac Index Mortgage Loan Trust, Series 2007-AR9, Class 2A1, 3.554%, 6/25/2037 (h)	4,378,112	3,372,674
IndyMac Index Mortgage Loan Trust, Series 2007-AR2, Class A1, 3.793%, 6/25/2037 (h)	707,213	672,329
IndyMac Index Mortgage Loan Trust, Series 2007-FLX4, Class 2A1, 0.329% (1 Month LIBOR USD + 0.180%), 7/25/2037 (a)	8,990,334	8,478,335
IndyMac Index Mortgage Loan Trust, Series 2007-FLX4, Class 1A1, 0.349% (1 Month LIBOR USD + 0.200%), 7/25/2037 (a)(k)	16,198,967	14,873,309
IndyMac Index Mortgage Loan Trust, Series 2007-AR13, Class 4A1, 3.031%, 7/25/2037 (h)	4,154,058	3,417,842
IndyMac Index Mortgage Loan Trust, Series 2007-FLX5, Class 2A1, 0.329% (1 Month LIBOR USD + 0.180%), 8/25/2037 (a)	4,780,780	4,617,082
IndyMac Index Mortgage Loan Trust, Series 2005-16IP, Class AX, 2.785%, 7/25/2045 (c)(h)(o)	21,278,333	1,298,659
IndyMac Index Mortgage Loan Trust, Series 2006-AR14, Class 1A3A, 0.349% (1 Month LIBOR USD + 0.200%), 11/25/2046 (a)	6,757,172	6,131,782
IndyMac Index Mortgage Loan Trust, Series 2007-AR2, Class A3, 0.509% (1 Month LIBOR USD + 0.360%), 3/25/2047 (a)	9,450,199	7,191,309
Jefferies Resecuritization Trust, Series 2009-R2, Class 5A, 3.305%, 1/28/2036 (b)(h)	845,126	829,383
JP Morgan Alternative Loan Trust, Series 2006-A2, Class 1A4, 0.419% (1 Month LIBOR USD + 0.270%), 5/25/2036 (a)	1,666,171	1,581,242
JP Morgan Alternative Loan Trust, Series 2007-A2, Class 11A1, 0.329% (1 Month LIBOR USD + 0.180%), 6/25/2037 (a)(e)	37,631,807	27,155,187
JP Morgan Mortgage Trust, Series 2005-A6, Class 7A1, 3.099%, 8/25/2035 (h)	9,218	9,417
JP Morgan Mortgage Trust, Series 2005-ALT1, Class 2A1, 2.848%, 10/25/2035 (h)	9,493,403	8,452,347
JP Morgan Mortgage Trust, Series 2005-A8, Class 3A1, 2.749%, 11/25/2035 (h)	2,522,106	2,462,854
JP Morgan Mortgage Trust, Series 2005-S3, Class 1A14, 5.500%, 1/25/2036	1,643,648	1,472,406
JP Morgan Mortgage Trust, Series 2006-A6, Class 3A2, 2.776%, 10/25/2036 (h)	305,335	269,818
JP Morgan Mortgage Trust, Series 2006-A6, Class 2A4L, 3.284%, 10/25/2036 (h)	908,967	874,344
JP Morgan Mortgage Trust, Series 2006-A6, Class 1A4L, 3.328%, 10/25/2036 (h)	2,526,572	2,331,862
JP Morgan Mortgage Trust, Series 2006-A7, Class 2A3, 3.459%, 1/25/2037 (h)	2,100,261	2,036,154
JP Morgan Mortgage Trust, Series 2007-A3, Class 1A1, 3.611%, 5/25/2037 (h)	661,352	611,351
JP Morgan Mortgage Trust, Series 2007-A4, Class 3A3, 3.471%, 6/25/2037 (h)	2,360,507	2,256,036
JP Morgan Mortgage Trust, Series 2019-1, Class B6, 3.102%, 5/25/2049 (b)(h)	4,123,395	2,269,529
JP Morgan Mortgage Trust, Series 2019-1, Class B5, 4.520%, 5/25/2049 (b)(h)	1,797,007	1,553,870
JP Morgan Mortgage Trust, Series 2019-LTV1, Class B6, 3.859%, 6/25/2049 (b)(h)	3,070,227	1,692,963
JP Morgan Mortgage Trust, Series 2019-LTV1, Class B4, 4.890%, 6/25/2049 (b)(h)	6,763,772	7,046,180
JP Morgan Mortgage Trust, Series 2019-LTV1, Class B5, 4.890%, 6/25/2049 (b)(h)	2,491,712	2,319,038
JP Morgan Mortgage Trust, Series 2019-6, Class B4, 4.263%, 12/25/2049 (b)(h)	4,918,258	4,858,693
JP Morgan Mortgage Trust, Series 2019-6, Class B5, 4.263%, 12/25/2049 (b)(h)	1,956,348	1,729,041
JP Morgan Mortgage Trust, Series 2019-7, Class AX1, 0.189%, 2/25/2050 (b)(c)(h)(o)	110,479,545	280,176
JP Morgan Mortgage Trust, Series 2019-7, Class B6, 3.120%, 2/25/2050 (b)(h)	2,083,870	874,648
JP Morgan Mortgage Trust, Series 2019-INV2, Class A15, 3.500%, 2/25/2050 (b)(h)	1,039,251	1,055,841
JP Morgan Mortgage Trust, Series 2019-7, Class B4, 4.189%, 2/25/2050 (b)(h)	3,122,899	3,203,748
JP Morgan Mortgage Trust, Series 2019-7, Class B5, 4.189%, 2/25/2050 (b)(h)	1,199,000	928,057
JP Morgan Mortgage Trust, Series 2019-9, Class B6, 2.654%, 5/25/2050 (b)(h)	5,327,911	2,894,478
JP Morgan Mortgage Trust, Series 2019-9, Class B5, 3.906%, 5/25/2050 (b)(h)	2,678,960	2,353,137
JP Morgan Mortgage Trust, Series 2019-9, Class B4, 3.906%, 5/25/2050 (b)(h)	3,013,338	2,893,787
JP Morgan Mortgage Trust, Series 2020-1, Class B6, 2.203%, 6/25/2050 (b)(h)	4,178,800	1,709,831
JP Morgan Mortgage Trust, Series 2020-LTV1, Class B6, 3.633%, 6/25/2050 (b)(h)	9,847,533	6,612,687
JP Morgan Mortgage Trust, Series 2020-1, Class B5, 3.879%, 6/25/2050 (b)(h)	2,294,260	1,865,454
JP Morgan Mortgage Trust, Series 2020-1, Class B4, 3.879%, 6/25/2050 (b)(h)	4,150,158	3,958,748
JP Morgan Mortgage Trust, Series 2020-LTV1, Class B5, 4.401%, 6/25/2050 (b)(h)	2,974,743	2,841,120
JP Morgan Mortgage Trust, Series 2020-LTV1, Class B4, 4.401%, 6/25/2050 (b)(h)	7,012,176	7,331,209
JP Morgan Mortgage Trust, Series 2020-LTV2, Class B5, 4.233%, 11/25/2050 (b)(h)	3,245,400	2,716,348
JP Morgan Mortgage Trust, Series 2020-LTV2, Class B4, 4.233%, 11/25/2050 (b)(h)	7,910,788	7,673,481
JP Morgan Mortgage Trust, Series 2020-LTV2, Class B6, 4.233%, 11/25/2050 (b)(h)	8,925,142	5,547,056
JP Morgan Mortgage Trust, Series 2020-5, Class B5, 3.736%, 12/25/2050 (b)(h)	1,864,451	1,461,300
JP Morgan Mortgage Trust, Series 2020-5, Class B6, 3.736%, 12/25/2050 (b)(h)	4,125,342	1,740,436
JP Morgan Mortgage Trust, Series 2020-5, Class B4, 3.736%, 12/25/2050 (b)(h)	3,730,891	3,586,568
JP Morgan Resecuritization Trust, Series 2014-2, Class 6A5, 2.724%, 5/27/2037 (b)(h)	6,914,013	6,464,077
Lake Summit Mortgage Trust, Series 2019-1, 8.440%, 8/15/2049 (c)(h)	8,393,485	8,657,124
Lake Summit Mortgage Trust, Series 2019-1B, 9.170%, 8/28/2049 (h)	4,416,310	4,469,482
Legacy Mortgage Asset Trust, Series 2019-SL1, Class A, 4.000%, 12/25/2054 (b)(h)	12,211,521	12,397,625
Legacy Mortgage Asset Trust, Series 2018-GS1, Class A1, 4.000%, 3/25/2058 (b)(d)	8,708,152	8,858,412
Legacy Mortgage Asset Trust, Series 2018-GS1, Class A2, 4.250%, 3/25/2058 (b)(d)	21,378,000	21,217,131
Legacy Mortgage Asset Trust, Series 2018-GS2, Class A1, 4.000%, 4/25/2058 (b)(d)(e)	10,519,479	10,557,265
Legacy Mortgage Asset Trust, Series 2018-GS3, Class A1, 4.000%, 6/25/2058 (b)(d)	10,129,389	10,251,752
Legacy Mortgage Asset Trust, Series 2018-GS3, Class A2, 4.250%, 6/25/2058 (b)(d)	13,000,000	13,097,266
Legacy Mortgage Asset Trust, Series 2019-GS2, Class A1, 3.750%, 1/25/2059 (b)(d)	10,097,987	10,298,159
Lehman Mortgage Trust, Series 2007-5, Class PO1, 0.000%, 6/25/2037 (f)	79,522	62,109
Lehman Mortgage Trust, Series 2007-9, Class AP, 0.000%, 10/25/2037 (f)	49,535	39,015
Lehman XS Trust, Series 2005-3, Class 3A3A, 5.118%, 9/25/2035 (d)	1,760,091	1,750,735
Lehman XS Trust, Series 2007-3, Class 2A3, 0.389% (1 Month LIBOR USD + 0.240%), 3/25/2037 (a)	16,963,119	13,584,574
Lehman XS Trust, Series 2007-9, Class WFIO, 0.184%, 4/25/2037 (c)(o)	28,493,930	151,702
Lehman XS Trust, Series 2007-12N, Class 2A1, 0.329% (1 Month LIBOR USD + 0.180%), 7/25/2037 (a)	5,968,373	5,206,111
Lehman XS Trust, Series 2006-10N, Class 1A3A, 0.359% (1 Month LIBOR USD + 0.210%), 7/25/2046 (a)	2,339,984	2,146,261
Lehman XS Trust, Series 2007-4N, Class 1A3, 0.389% (1 Month LIBOR USD + 0.240%), 3/25/2047 (a)	20,540,737	19,145,733
Lehman XS Trust, Series 2007-15N, Class 3A1, 0.399% (1 Month LIBOR USD + 0.250%), 8/25/2047 (a)(k)	21,874,822	18,680,595
LSTAR Securities Investment Ltd., Series 2019-4, Class A1, 1.649% (1 Month LIBOR USD + 1.500%), 5/1/2024 (a)(b)	8,918,283	8,860,029
Luminent Mortgage Trust, Series 2006-1, Class A1, 0.389% (1 Month LIBOR USD + 0.240%), 4/25/2036 (a)	5,515,761	4,537,872
Luminent Mortgage Trust, Series 2006-1, Class X, 2.879%, 4/25/2036 (c)(h)(o)	38,751,371	2,719,920
Luminent Mortgage Trust, Series 2006-3, Class 12A1, 0.359% (1 Month LIBOR USD + 0.210%), 5/25/2036 (a)	3,025,258	2,852,688
Luminent Mortgage Trust, Series 2006-3, Class 12X, 1.000%, 5/25/2036 (c)(o)	14,952,149	365,281
Luminent Mortgage Trust, Series 2006-5, Class A1A, 0.339% (1 Month LIBOR USD + 0.190%), 7/25/2036 (a)(e)	33,845,782	23,311,452
Luminent Mortgage Trust, Series 2006-5, Class X, 2.504%, 7/25/2036 (c)(h)(o)	37,247,380	2,446,147
Luminent Mortgage Trust, Series 2007-1, Class 1A1, 0.309% (1 Month LIBOR USD + 0.160%), 11/25/2036 (a)	3,402,309	3,136,592
Luminent Mortgage Trust, Series 2006-7, Class 2A1, 0.319% (1 Month LIBOR USD + 0.170%), 12/25/2036 (a)	12,349,596	11,181,620
Luminent Mortgage Trust, Series 2007-2, Class 1A2, 0.429% (1 Month LIBOR USD + 0.280%), 5/25/2037 (a)	7,100,023	6,876,479
Luminent Mortgage Trust, Series 2006-2, Class X, 2.339%, 2/25/2046 (c)(h)(o)	45,018,718	2,703,059
Luminent Mortgage Trust, Series 2006-6, Class A1, 0.349% (1 Month LIBOR USD + 0.200%), 10/25/2046 (a)(k)	14,156,865	13,703,789
MASTR Adjustable Rate Mortgages Trust, Series 2004-15, Class 2A2, 3.428%, 12/25/2034 (h)	9,159	9,210
MASTR Adjustable Rate Mortgages Trust, Series 2005-1, Class 9A1, 3.499%, 1/25/2035 (h)	442	465
MASTR Adjustable Rate Mortgages Trust, Series 2005-2, Class 5A1, 3.520%, 3/25/2035 (h)	177,130	183,165
MASTR Adjustable Rate Mortgages Trust, Series 2006-2, Class 3A1, 3.172%, 1/25/2036 (h)	1,533,968	1,514,554
MASTR Alternative Loan Trust, Series 2007-1, Class 15PO, 0.000%, 11/25/2021 (f)	10,994	4,065
MASTR Alternative Loan Trust, Series 2004-6, Class 30PO, 0.000%, 7/25/2034 (f)	135,872	124,624
MASTR Alternative Loan Trust, Series 2005-5, Class 3A1, 5.750%, 8/25/2035	2,501,569	2,014,321
MASTR Alternative Loan Trust, Series 2006-1, Class A2, 0.849% (1 Month LIBOR USD + 0.700%), 2/25/2036 (a)	2,600,388	1,315,307
MASTR Alternative Loan Trust, Series 2006-2, Class 1A2, 6.000%, 3/25/2036	502,193	500,269
MASTR Alternative Loan Trust, Series 2007-HF1, Class 4A1, 7.000%, 10/25/2047	17,547,888	12,310,527
MASTR Asset Securitization Trust, Series 2005-2, Class PO, 0.000%, 11/25/2035 (f)	55,867	41,717
MASTR Asset Securitization Trust, Series 2007-1, Class AP, 0.000%, 11/25/2037 (f)	1,139	957
MASTR Resecuritization Trust, Series 2008-4, Class A1, 6.000%, 6/27/2036 (b)(h)	2,311,654	2,172,777
Mello Warehouse Securitization Trust, Series 2019-2, Class G, 4.149% (1 Month LIBOR USD + 4.000%), 11/25/2052 (a)(b)(c)	14,200,000	13,900,976
Mello Warehouse Securitization Trust, Series 2020-1, Class F, 4.149% (1 Month LIBOR USD + 4.000%), 10/27/2053 (a)(b)(c)	8,250,000	8,314,276
Mello Warehouse Securitization Trust, Series 2020-1, Class G, 5.649% (1 Month LIBOR USD + 5.500%), 10/27/2053 (a)(b)(c)	15,000,000	15,116,580
Merrill Lynch Mortgage Backed Securities Trust, Series 2007-1, Class 1A1, 3.328%, 4/25/2037 (h)	2,473,699	2,342,111
Merrill Lynch Mortgage Investors Trust, Series 2003-B, Class A1, 0.829% (1 Month LIBOR USD + 0.680%), 4/25/2028 (a)	1,726,366	1,681,428
Merrill Lynch Mortgage Investors Trust, Series 2004-A, Class A1, 0.609% (1 Month LIBOR USD + 0.460%), 4/25/2029 (a)	588,292	565,351
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 3A, 2.769%, 11/25/2035 (h)	6,891,996	7,001,165
Merrill Lynch Mortgage Investors Trust, Series 2005-A9, Class 2A1E, 2.939%, 12/25/2035 (h)	1,869,253	1,852,347
Merrill Lynch Mortgage Investors Trust, Series 2006-A3, Class 3A1, 3.763%, 5/25/2036 (h)	924,051	844,385
Merrill Lynch Mortgage Investors Trust, Series 2006-WMC2, Class A1, 0.389% (1 Month LIBOR USD + 0.240%), 3/25/2037 (a)	26,279,614	9,075,008
Merrill Lynch Mortgage Investors Trust, Series 2007-MLN1, Class A1, 0.399% (1 Month LIBOR USD + 0.250%), 3/25/2037 (a)	31,543,735	27,206,471
Merrill Lynch Mortgage Investors Trust, Series 2006-AF2, Class AV1, 0.468% (1 Month LIBOR USD + 0.160%), 9/25/2037 (a)	7,380,240	5,561,011
Merrill Lynch Mortgage Investors Trust, Series 2006-AF2, Class AV2C, 0.608% (1 Month LIBOR USD + 0.230%), 9/25/2037 (a)	12,800,504	9,718,411
Morgan Stanley ABS Capital I, Inc. Trust, Series 2007-HE6, Class A1, 0.209% (1 Month LIBOR USD + 0.060%), 5/25/2037 (a)	6,832,323	6,334,035
Morgan Stanley ABS Capital I, Inc. Trust, Series 2007-HE6, Class A3, 0.329% (1 Month LIBOR USD + 0.180%), 5/25/2037 (a)	19,843,598	17,958,317
Morgan Stanley ABS Capital I, Inc. Trust, Series 2007-HE6, Class A4, 0.399% (1 Month LIBOR USD + 0.250%), 5/25/2037 (a)	2,857,478	2,584,960
Morgan Stanley ABS Capital I Trust, Series 2006-NC4, Class A2C, 0.299% (1 Month LIBOR USD + 0.150%), 6/25/2036 (a)	1,588,082	1,504,685
Morgan Stanley Mortgage Loan Trust, Series 2005-1, Class 4A1, 0.449% (1 Month LIBOR USD + 0.300%), 3/25/2035 (a)	1,949,440	1,717,511
Morgan Stanley Mortgage Loan Trust, Series 2005-3AR, Class 2A1, 2.959%, 7/25/2035 (h)	3,816,744	3,605,109
Morgan Stanley Mortgage Loan Trust, Series 2005-3AR, Class 1A, 2.963%, 7/25/2035 (h)(k)	10,267,932	8,032,973
Morgan Stanley Mortgage Loan Trust, Series 2005-3AR, Class 3A, 3.006%, 7/25/2035 (h)	874,941	831,704
Morgan Stanley Mortgage Loan Trust, Series 2005-6AR, Class 5A1, 2.867%, 11/25/2035 (h)	2,592,516	2,082,262
Morgan Stanley Mortgage Loan Trust, Series 2005-9AR, Class 1A, 0.439% (1 Month LIBOR USD + 0.290%), 12/25/2035 (a)	2,586,047	2,149,574
Morgan Stanley Mortgage Loan Trust, Series 2006-3AR, Class 1A1, 0.399% (1 Month LIBOR USD + 0.250%), 3/25/2036 (a)	3,239,737	2,554,316
Morgan Stanley Mortgage Loan Trust, Series 2006-3AR, Class 1A3, 0.409% (1 Month LIBOR USD + 0.260%), 3/25/2036 (a)	1,957,570	1,546,420
Morgan Stanley Mortgage Loan Trust, Series 2006-3AR, Class 2A1, 3.411%, 3/25/2036 (h)	8,983,380	7,878,254
Morgan Stanley Mortgage Loan Trust, Series 2006-3AR, Class 2A3, 3.411%, 3/25/2036 (h)	4,566,007	4,007,621
Morgan Stanley Mortgage Loan Trust, Series 2006-3AR, Class 1AX, 4.014%, 3/25/2036 (c)(h)(o)	24,345,489	2,719,975
Morgan Stanley Mortgage Loan Trust, Series 2006-5AR, Class AX, 3.438%, 4/25/2036 (c)(h)(o)	26,412,905	2,110,074
Morgan Stanley Mortgage Loan Trust, Series 2006-7, Class 4A2, 0.899% (1 Month LIBOR USD + 0.750%), 6/25/2036 (a)	4,650,181	2,463,410
Morgan Stanley Mortgage Loan Trust, Series 2006-9AR, Class A1, 0.319% (1 Month LIBOR USD + 0.170%), 8/25/2036 (a)	2,335,538	1,202,248
Morgan Stanley Mortgage Loan Trust, Series 2006-11, Class 2A3, 6.000%, 8/25/2036	2,804,956	2,131,124
Morgan Stanley Mortgage Loan Trust, Series 2006-11, Class 1A6, 6.231%, 8/25/2036 (d)	2,984,610	1,159,551
Morgan Stanley Mortgage Loan Trust, Series 2006-11, Class 1A3, 6.424%, 8/25/2036 (d)	3,719,245	1,446,236
Morgan Stanley Mortgage Loan Trust, Series 2006-13AX, Class A1, 0.329% (1 Month LIBOR USD + 0.180%), 10/25/2036 (a)	4,179,544	2,012,020
Morgan Stanley Mortgage Loan Trust, Series 2006-13AX, Class A2, 0.489% (1 Month LIBOR USD + 0.340%), 10/25/2036 (a)	14,723,636	7,640,183
Morgan Stanley Mortgage Loan Trust, Series 2007-8XS, Class A5, 0.679% (1 Month LIBOR USD + 0.530%), 4/25/2037 (a)	20,180,446	11,157,426
Morgan Stanley Mortgage Loan Trust, Series 2007-8XS, Class A9, 0.689% (1 Month LIBOR USD + 0.540%), 4/25/2037 (a)	20,180,446	11,229,409
Morgan Stanley Mortgage Loan Trust, Series 2007-8XS, Class A2, 6.000%, 4/25/2037 (h)	20,752,739	11,460,389
Morgan Stanley Mortgage Loan Trust, Series 2007-11AR, Class 2A3, 2.879%, 6/25/2037 (h)	2,318,847	1,769,934
Morgan Stanley Mortgage Loan Trust, Series 2007-12, Class 3A22, 6.000%, 8/25/2037	3,580,672	2,773,420
Morgan Stanley Mortgage Loan Trust, Series 2007-15AR, Class 2A1, 3.088%, 11/25/2037 (h)	6,314,529	5,944,068
Morgan Stanley Mortgage Loan Trust, Series 2007-1XS, Class 2A2, 5.826%, 9/25/2046 (d)	13,304,431	6,127,742
Morgan Stanley Mortgage Loan Trust, Series 2007-1XS, Class 2A6, 5.858%, 9/25/2046 (d)	5,131,367	2,366,078
Morgan Stanley Mortgage Loan Trust, Series 2007-1XS, Class 2A3, 5.919%, 9/25/2046 (d)	12,763,107	5,860,053
Morgan Stanley Mortgage Loan Trust, Series 2007-1XS, Class 2A4C, 6.104%, 9/25/2046 (d)	9,619,715	4,322,715
Morgan Stanley Mortgage Loan Trust, Series 2007-3XS, Class 2A3S, 5.858%, 1/25/2047 (d)	1,795,328	1,096,359
Morgan Stanley Mortgage Loan Trust, Series 2007-3XS, Class 2A4S, 5.963%, 1/25/2047 (d)	6,785,846	3,837,701
Morgan Stanley Mortgage Loan Trust, Series 2007-6XS, Class 2A5S, 6.000%, 2/25/2047 (d)	3,219,810	2,174,930
Morgan Stanley Re-REMIC Trust, Series 2010-R6, Class 4B, 0.528% (1 Month LIBOR USD + 0.190%), 2/26/2037 (a)(b)	8,814,463	8,220,747
Morgan Stanley Resecuritization Trust, Series 2013-R7, Class 1B, 0.308% (1 Month LIBOR USD + 0.160%), 12/27/2046 (a)(b)	9,037,960	8,338,766
Morgan Stanley Resecuritization Trust, Series 2015-R4, Class CB3, 0.973%, 8/27/2047 (b)(h)	1,010,309	734,431
Mortgage Insurance-Linked Notes, Series 2019-1, Class M2, 3.349% (1 Month LIBOR USD + 3.200%), 2/26/2029 (a)(b)	4,834,215	4,653,662
Mortgage Insurance-Linked Notes, Series 2019-1, Class M1, 2.049% (1 Month LIBOR USD + 1.900%), 11/26/2029 (a)(b)(e)	8,500,000	8,444,588
Mortgage Insurance-Linked Notes, Series 2019-1, Class M2, 3.049% (1 Month LIBOR USD + 2.900%), 11/26/2029 (a)(b)	3,230,000	2,939,216
Mortgage Insurance-Linked Notes, Series 2020-1, Class M1B, 1.599% (1 Month LIBOR USD + 1.450%), 2/25/2030 (a)(b)	3,250,000	3,161,216
Mortgage Insurance-Linked Notes, Series 2020-2, Class M1C, 4.746% (1 Month LIBOR USD + 4.600%), 10/25/2030 (a)(b)(e)	8,745,198	8,811,163
Mortgage Insurance-Linked Notes, Series 2020-2, Class B1, 7.746% (1 Month LIBOR USD + 7.600%), 10/25/2030 (a)(b)	7,870,678	7,931,597
MortgageIT Mortgage Loan Trust, Series 2006-1, Class 1X, 2.997%, 4/25/2036 (c)(h)(o)	14,020,336	1,134,554
MortgageIT Securities Corp. Mortgage Loan Trust, Series 2007-1, Class 2A12, 0.299% (1 Month LIBOR USD + 0.150%), 6/25/2047 (a)	3,346,489	2,871,843
MortgageIT Securities Corp. Mortgage Loan Trust, Series 2007-1, Class 1A1, 0.379% (1 Month LIBOR USD + 0.230%), 6/25/2047 (a)	5,839,301	5,424,729
MortgageIT Securities Corp. Mortgage Loan Trust, Series 2007-1, Class 2A14, 0.429% (1 Month LIBOR USD + 0.280%), 6/25/2047 (a)	3,085,217	2,682,075
MortgageIT Trust, Series 2006-1, Class 2A1A, 0.359% (1 Month LIBOR USD + 0.210%), 4/25/2036 (a)	3,698,534	3,414,953
New Residential Mortgage Loan Trust, Series 2019-NQM1, Class A2, 3.877%, 1/25/2049 (b)(h)	1,823,377	1,887,005
New Residential Mortgage Loan Trust, Series 2019-NQM1, Class B1, 5.492%, 1/25/2049 (b)(h)	8,400,000	8,509,864
New Residential Mortgage Loan Trust, Series 2019-NQM1, Class B2, 5.492%, 1/25/2049 (b)(h)	2,750,000	2,692,211
New Residential Mortgage Loan Trust, Series 2019-NQM2, Class M1, 4.267%, 4/25/2049 (b)(h)	2,500,000	2,655,372
New Residential Mortgage Loan Trust, Series 2019-NQM3, Class B2, 5.698%, 7/25/2049 (b)(h)	2,800,000	2,722,146
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-AP1, Class A3, 5.654%, 1/25/2036 (h)	3,868,529	1,922,094
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-AR1, Class 2A1, 3.511%, 2/25/2036 (h)	830,164	701,080
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-AR3, Class A1A, 0.309% (1 Month LIBOR USD + 0.160%), 10/25/2036 (a)	1,406,012	1,272,737
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-AR4, Class A3, 0.319% (1 Month LIBOR USD + 0.170%), 12/25/2036 (a)	193,920	182,217
Nomura Resecuritization Trust, Series 2014-6R, Class 3A2, 0.668% (1 Month LIBOR USD + 0.260%), 1/26/2036 (a)(b)	5,021,086	4,630,325
Nomura Resecuritization Trust, Series 2015-2R, Class 3A1, 0.388% (1 Month LIBOR USD + 0.150%), 11/26/2036 (a)(b)	1,669,950	1,663,299
Nomura Resecuritization Trust, Series 2014-3R, Class 4A15, 2.190% (1 Month LIBOR USD + 0.160%), 3/26/2037 (a)(b)	5,792,028	3,529,621
NRPL Trust, Series 2018-2A, Class A1, 4.250%, 7/25/2067 (b)(d)	6,237,389	6,313,666
Oaktown Re IV Ltd., Series 2020-1A, Class M1B, 4.899% (1 Month LIBOR USD + 4.750%), 7/25/2030 (a)(b)	2,000,000	2,005,498
PFCA Home Equity Investment Trust, Series 2003-GP1, Class A, 3.736%, 10/25/2033 (b)(h)	5,071,208	5,383,914
PFCA Home Equity Investment Trust, Series 2003-IFC4, Class A, 4.189%, 10/22/2034 (b)(h)	4,619,402	4,881,206
PHH Alternative Mortgage Trust, Series 2007-2, Class 4PO, 0.000%, 5/25/2022 (f)	185	184
PHH Alternative Mortgage Trust, Series 2007-1, Class 21PO, 0.000%, 2/25/2037 (f)	27,469	22,110
PHH Alternative Mortgage Trust, Series 2007-1, Class 1A1, 0.309% (1 Month LIBOR USD + 0.160%), 2/25/2037 (a)	6,348,843	5,588,950
PHH Alternative Mortgage Trust, Series 2007-2, Class 1A3, 0.479% (1 Month LIBOR USD + 0.330%), 5/25/2037 (a)	2,086,907	1,904,645
PHH Alternative Mortgage Trust, Series 2007-2, Class 2A2, 6.000%, 5/25/2037	1,081,717	1,055,374
Pretium Mortgage Credit Partners I LLC, Series 2019-NPL2, Class A2, 5.927%, 12/30/2058 (b)(d)	4,500,000	4,484,133
Pretium Mortgage Credit Partners I LLC, Series 2019-CFL1, Class A2, 4.949%, 1/29/2059 (b)(d)	12,679,757	12,559,185
Pretium Mortgage Credit Partners I LLC, Series 2020-NPL2, Class A1, 3.721%, 2/25/2060 (b)(d)	5,301,154	5,335,893
Pretium Mortgage Credit Partners I LLC, Series 2020-RPL1, Class A1, 3.819%, 5/25/2060 (b)(d)	6,338,348	6,362,250
Prime Mortgage Trust, Series 2007-2, Class A2, 6.000%, 4/25/2037	2,930,918	2,492,446
Provident Funding Mortgage Trust, Series 2019-1, Class A5, 3.000%, 12/25/2049 (b)(h)	8,527,880	8,810,920
PRPM LLC, Series 2019-3A, Class A2, 4.458%, 7/25/2024 (b)(d)	16,182,000	15,683,772
PRPM LLC, Series 2019-GS1, Class A2, 4.750%, 10/25/2024 (b)(h)	5,072,613	5,026,452
PRPM LLC, Series 2019-4A, Class A1, 3.351%, 11/25/2024 (b)(d)	8,817,212	8,852,789
PRPM LLC, Series 2019-4, Class A2, 4.654%, 11/25/2024 (b)(d)	7,250,000	7,018,043
PRPM LLC, Series 2020-1A, Class A1, 2.981%, 2/25/2025 (b)(d)	8,705,490	8,734,271
PRPM LLC, Series 2020-1A, Class A2, 3.967%, 2/25/2025 (b)(d)	500,000	484,559
PRPM LLC, Series 2020-2, Class A1, 3.671%, 8/25/2025 (b)(d)	9,752,241	9,884,335
PRPM LLC, Series 2020-2, Class A2, 5.000%, 8/25/2025 (b)(d)	3,250,000	3,173,524
PRPM LLC, Series 2020-3, Class A2, 5.071%, 9/25/2025 (b)(d)	16,500,000	16,626,357
PRPM LLC, Series 2020-5, Class A2, 5.437%, 10/25/2025 (b)(d)(i)	10,000,000	9,999,741
RAMP Trust, Series 2006-RS2, Class A3A, 0.449% (1 Month LIBOR USD + 0.300%), 3/25/2036 (a)	1,196,390	1,151,066
RBSSP Resecuritization Trust, Series 2009-3, Class 3A3, 5.750%, 9/26/2035 (b)(h)	2,528,483	2,330,354
RCO Trust, Series 2018-VFS1, Class B1, 6.547%, 12/26/2053 (b)(h)	4,188,000	4,232,694
Residential Accredit Loans, Inc. Trust, Series 2005-QS7, Class A1, 5.500%, 6/25/2035	2,326,100	2,272,939
Residential Accredit Loans, Inc. Trust, Series 2005-QS11, Class A2, 0.649% (1 Month LIBOR USD + 0.500%), 7/25/2035 (a)	341,707	273,301
Residential Accredit Loans, Inc. Trust, Series 2005-QA7, Class A22, 3.613%, 7/25/2035 (h)	1,980,298	1,922,309
Residential Accredit Loans, Inc. Trust, Series 2005-QA8, Class CB21, 3.773%, 7/25/2035 (h)	353,688	292,530
Residential Accredit Loans, Inc. Trust, Series 2005-QS12, Class A10, 1.499% (1 Month LIBOR USD + 1.350%), 8/25/2035 (a)	4,460,447	3,823,223
Residential Accredit Loans, Inc. Trust, Series 2005-QS10, Class 3A3, 5.500%, 8/25/2035	1,062,047	967,592
Residential Accredit Loans, Inc. Trust, Series 2005-QS13, Class AP, 0.000%, 9/25/2035 (f)	282,070	165,456
Residential Accredit Loans, Inc. Trust, Series 2005-QS13, Class 2A1, 0.849% (1 Month LIBOR USD + 0.700%), 9/25/2035 (a)	3,225,218	2,629,801
Residential Accredit Loans, Inc. Trust, Series 2005-QS13, Class 1A6, 5.500%, 9/25/2035	717,610	701,243
Residential Accredit Loans, Inc. Trust, Series 2005-QS14, Class 2A1, 6.000%, 9/25/2035	6,467,974	4,652,602
Residential Accredit Loans, Inc. Trust, Series 2005-QS15, Class 3A, 6.000%, 10/25/2035	3,626,878	3,675,170
Residential Accredit Loans, Inc. Trust, Series 2005-QS16, Class A1, 0.849% (1 Month LIBOR USD + 0.700%), 11/25/2035 (a)	694,756	553,905
Residential Accredit Loans, Inc. Trust, Series 2005-QS17, Class AP, 0.000%, 12/25/2035 (f)	602,142	404,573
Residential Accredit Loans, Inc. Trust, Series 2005-QA13, Class 2A1, 4.319%, 12/25/2035 (h)	5,219,106	4,899,885
Residential Accredit Loans, Inc. Trust, Series 2005-QS17, Class A10, 6.000%, 12/25/2035	4,520,816	4,417,914
Residential Accredit Loans, Inc. Trust, Series 2005-QS17, Class A1, 6.000%, 12/25/2035	3,270,100	3,182,730
Residential Accredit Loans, Inc. Trust, Series 2006-QS2, Class 1A17, 0.629% (1 Month LIBOR USD + 0.480%), 2/25/2036 (a)	4,771,564	3,376,206
Residential Accredit Loans, Inc. Trust, Series 2006-QS2, Class 1A10, 0.649% (1 Month LIBOR USD + 0.500%), 2/25/2036 (a)	3,315,904	2,478,592
Residential Accredit Loans, Inc. Trust, Series 2006-QS2, Class 1A2, 0.649% (1 Month LIBOR USD + 0.500%), 2/25/2036 (a)	620,079	464,211
Residential Accredit Loans, Inc. Trust, Series 2006-QS2, Class 1A14, 0.849% (1 Month LIBOR USD + 0.700%), 2/25/2036 (a)	7,860,746	5,971,612
Residential Accredit Loans, Inc. Trust, Series 2006-QS2, Class 1A5, 1.149% (1 Month LIBOR USD + 1.000%), 2/25/2036 (a)	1,046,363	805,207
Residential Accredit Loans, Inc. Trust, Series 2006-QS2, Class 1A9, 5.500%, 2/25/2036	4,258,018	3,902,142
Residential Accredit Loans, Inc. Trust, Series 2006-QS2, Class 1A4, 5.500%, 2/25/2036	1,173,382	1,124,108
Residential Accredit Loans, Inc. Trust, Series 2006-QS3, Class 2AP, 0.000%, 3/25/2036 (f)	726,705	451,364
Residential Accredit Loans, Inc. Trust, Series 2006-QS3, Class 1A8, 0.549% (1 Month LIBOR USD + 0.400%), 3/25/2036 (a)	2,516,573	1,938,201
Residential Accredit Loans, Inc. Trust, Series 2006-QS3, Class 1A1, 0.849% (1 Month LIBOR USD + 0.700%), 3/25/2036 (a)	4,664,523	3,646,407
Residential Accredit Loans, Inc. Trust, Series 2006-QS3, Class 1A10, 6.000%, 3/25/2036	284,713	277,846
Residential Accredit Loans, Inc. Trust, Series 2006-QA3, Class A2, 0.449% (1 Month LIBOR USD + 0.300%), 4/25/2036 (a)	23,979,732	22,141,134
Residential Accredit Loans, Inc. Trust, Series 2006-QS4, Class A2, 6.000%, 4/25/2036	1,906,271	1,820,342
Residential Accredit Loans, Inc. Trust, Series 2006-QS5, Class AP, 0.000%, 5/25/2036 (f)	169,664	113,348
Residential Accredit Loans, Inc. Trust, Series 2006-QS5, Class A1, 6.000%, 5/25/2036	1,512,229	1,425,726
Residential Accredit Loans, Inc. Trust, Series 2006-QS5, Class A9, 6.000%, 5/25/2036	2,160,568	2,034,266
Residential Accredit Loans, Inc. Trust, Series 2006-QS7, Class A3, 6.000%, 6/25/2036	1,670,929	1,579,195
Residential Accredit Loans, Inc. Trust, Series 2006-QS9, Class 2AP, 0.000%, 7/25/2036 (f)	46,924	17,489
Residential Accredit Loans, Inc. Trust, Series 2006-QS9, Class 1AP, 0.000%, 7/25/2036 (f)	60,914	40,069
Residential Accredit Loans, Inc. Trust, Series 2006-QA5, Class 1A1, 0.329% (1 Month LIBOR USD + 0.180%), 7/25/2036 (a)	146,765	85,765
Residential Accredit Loans, Inc. Trust, Series 2006-QA5, Class 1A2, 0.329% (1 Month LIBOR USD + 0.180%), 7/25/2036 (a)	7,935,524	5,071,927
Residential Accredit Loans, Inc. Trust, Series 2006-QA6, Class A3, 0.339% (1 Month LIBOR USD + 0.190%), 7/25/2036 (a)	2,375,494	2,216,975
Residential Accredit Loans, Inc. Trust, Series 2006-QS9, Class 1A8, 0.799% (1 Month LIBOR USD + 0.650%), 7/25/2036 (a)	1,617,737	1,155,352
Residential Accredit Loans, Inc. Trust, Series 2006-QS9, Class 1A10, 6.500%, 7/25/2036	2,326,615	2,237,606
Residential Accredit Loans, Inc. Trust, Series 2006-QA7, Class 2A1, 0.334% (1 Month LIBOR USD + 0.185%), 8/25/2036 (a)	8,283,760	7,918,537
Residential Accredit Loans, Inc. Trust, Series 2006-QA7, Class 1A1, 0.339% (1 Month LIBOR USD + 0.190%), 8/25/2036 (a)	11,720,375	11,160,973
Residential Accredit Loans, Inc. Trust, Series 2006-QS10, Class A4, 5.750%, 8/25/2036	2,167,989	2,037,929
Residential Accredit Loans, Inc. Trust, Series 2006-QS11, Class 1A8, 6.000%, 8/25/2036	3,337,503	3,071,320
Residential Accredit Loans, Inc. Trust, Series 2006-QS8, Class A1, 6.000%, 8/25/2036	2,783,866	2,651,065
Residential Accredit Loans, Inc. Trust, Series 2006-QS8, Class A2, 6.000%, 8/25/2036	1,300,109	1,224,252
Residential Accredit Loans, Inc. Trust, Series 2006-QS11, Class 1A2, 6.000%, 8/25/2036	3,349,899	2,989,175
Residential Accredit Loans, Inc. Trust, Series 2006-QS10, Class A1, 6.000%, 8/25/2036	2,954,793	2,798,384
Residential Accredit Loans, Inc. Trust, Series 2006-QS10, Class A15, 6.000%, 8/25/2036	405,686	374,511
Residential Accredit Loans, Inc. Trust, Series 2006-QS10, Class A10, 6.000%, 8/25/2036	310,796	287,851
Residential Accredit Loans, Inc. Trust, Series 2006-QS11, Class 1A1, 6.500%, 8/25/2036	4,751,759	4,478,471
Residential Accredit Loans, Inc. Trust, Series 2006-QS12, Class AP, 0.000%, 9/25/2036 (f)	186,192	125,921
Residential Accredit Loans, Inc. Trust, Series 2006-QA8, Class A2, 0.329% (1 Month LIBOR USD + 0.180%), 9/25/2036 (a)	650,823	527,546
Residential Accredit Loans, Inc. Trust, Series 2006-QA8, Class A1, 0.339% (1 Month LIBOR USD + 0.190%), 9/25/2036 (a)	1,041,790	983,795
Residential Accredit Loans, Inc. Trust, Series 2006-QS12, Class 2A7, 0.799% (1 Month LIBOR USD + 0.650%), 9/25/2036 (a)	4,557,502	3,379,666
Residential Accredit Loans, Inc. Trust, Series 2006-QS12, Class 2A18, 5.750%, 9/25/2036	465,253	434,591
Residential Accredit Loans, Inc. Trust, Series 2006-QS12, Class 2A4, 6.000%, 9/25/2036	4,698,929	4,452,461
Residential Accredit Loans, Inc. Trust, Series 2006-QS15, Class AP, 0.000%, 10/25/2036 (f)	191,447	110,252
Residential Accredit Loans, Inc. Trust, Series 2006-QS15, Class A5, 6.500%, 10/25/2036	1,706,619	1,662,095
Residential Accredit Loans, Inc. Trust, Series 2006-QS15, Class A1, 6.500%, 10/25/2036	24,054,638	23,493,347
Residential Accredit Loans, Inc. Trust, Series 2006-QS16, Class AP, 0.000%, 11/25/2036 (f)	171,483	93,365
Residential Accredit Loans, Inc. Trust, Series 2006-QS14, Class A15, 0.449% (1 Month LIBOR USD + 0.300%), 11/25/2036 (a)	2,399,677	1,615,688
Residential Accredit Loans, Inc. Trust, Series 2006-QS16, Class A1, 0.549% (1 Month LIBOR USD + 0.400%), 11/25/2036 (a)	17,186,666	13,224,280
Residential Accredit Loans, Inc. Trust, Series 2006-QS16, Class A3, 6.000% (1 Month LIBOR USD + 0.550%), 11/25/2036 (a)	12,005,437	10,473,303
Residential Accredit Loans, Inc. Trust, Series 2006-QS14, Class A13, 6.500%, 11/25/2036	1,259,720	1,177,133
Residential Accredit Loans, Inc. Trust, Series 2006-QS14, Class A1, 6.500%, 11/25/2036	1,098,845	1,025,344
Residential Accredit Loans, Inc. Trust, Series 2006-QA11, Class A1, 0.319% (1 Month LIBOR USD + 0.170%), 12/25/2036 (a)	1,690,464	1,531,836
Residential Accredit Loans, Inc. Trust, Series 2006-QA10, Class A2, 0.329% (1 Month LIBOR USD + 0.180%), 12/25/2036 (a)	762,348	723,734
Residential Accredit Loans, Inc. Trust, Series 2006-QA10, Class A1, 0.334% (1 Month LIBOR USD + 0.185%), 12/25/2036 (a)	10,102,832	9,570,858
Residential Accredit Loans, Inc. Trust, Series 2006-QS18, Class 2A1, 0.599% (1 Month LIBOR USD + 0.450%), 12/25/2036 (a)	7,772,001	5,089,362
Residential Accredit Loans, Inc. Trust, Series 2006-QS17, Class A6, 6.250%, 12/25/2036	7,462,203	7,069,967
Residential Accredit Loans, Inc. Trust, Series 2007-QS1, Class 1AP, 0.000%, 1/25/2037 (f)	117,558	68,366
Residential Accredit Loans, Inc. Trust, Series 2007-QS1, Class 2AP, 0.000%, 1/25/2037 (f)	1,207,342	701,089
Residential Accredit Loans, Inc. Trust, Series 2007-QS1, Class 2A4, 0.699% (1 Month LIBOR USD + 0.550%), 1/25/2037 (a)	14,145,839	10,269,780
Residential Accredit Loans, Inc. Trust, Series 2007-QS1, Class 1A5, 0.699% (1 Month LIBOR USD + 0.550%), 1/25/2037 (a)	9,994,242	7,421,624
Residential Accredit Loans, Inc. Trust, Series 2007-QS1, Class 2A10, 6.000%, 1/25/2037	2,484,855	2,227,186
Residential Accredit Loans, Inc. Trust, Series 2007-QS3, Class AP, 0.000%, 2/25/2037 (f)	585,267	310,196
Residential Accredit Loans, Inc. Trust, Series 2007-QA2, Class A3, 0.299% (1 Month LIBOR USD + 0.150%), 2/25/2037 (a)	8,238,158	7,726,264
Residential Accredit Loans, Inc. Trust, Series 2007-QH1, Class A1, 0.309% (1 Month LIBOR USD + 0.160%), 2/25/2037 (a)	9,341,608	8,822,364
Residential Accredit Loans, Inc. Trust, Series 2007-QS3, Class A2, 6.000%, 2/25/2037 (k)	16,398,355	15,110,444
Residential Accredit Loans, Inc. Trust, Series 2007-QS4, Class 4A3, 0.000%, 3/25/2037 (f)	647,093	69,690
Residential Accredit Loans, Inc. Trust, Series 2007-QS5, Class A7, 0.000%, 3/25/2037 (f)	275,936	146,841
Residential Accredit Loans, Inc. Trust, Series 2007-QS5, Class AP, 0.000%, 3/25/2037 (f)	426,838	240,907
Residential Accredit Loans, Inc. Trust, Series 2007-QS5, Class A1, 5.500%, 3/25/2037	539,106	482,504
Residential Accredit Loans, Inc. Trust, Series 2007-QS6, Class AP, 0.000%, 4/25/2037 (f)	606,568	328,096
Residential Accredit Loans, Inc. Trust, Series 2007-QS6, Class A1, 0.479% (1 Month LIBOR USD + 0.330%), 4/25/2037 (a)	4,929,426	3,669,080
Residential Accredit Loans, Inc. Trust, Series 2007-QS6, Class A29, 6.000%, 4/25/2037	1,761,234	1,675,292
Residential Accredit Loans, Inc. Trust, Series 2007-QA3, Class A1, 0.249% (1 Month LIBOR USD + 0.100%), 5/25/2037 (a)	5,620,084	5,165,003
Residential Accredit Loans, Inc. Trust, Series 2007-QA3, Class A3, 0.339% (1 Month LIBOR USD + 0.190%), 5/25/2037 (a)(k)	17,045,209	15,922,083
Residential Accredit Loans, Inc. Trust, Series 2007-QS7, Class 1A7, 0.699% (1 Month LIBOR USD + 0.550%), 5/25/2037 (a)	798,041	608,738
Residential Accredit Loans, Inc. Trust, Series 2007-QS8, Class A13, 6.000%, 6/25/2037	935,838	914,586
Residential Accredit Loans, Inc. Trust, Series 2007-QS9, Class AP, 0.000%, 7/25/2037 (f)	1,356,658	677,460
Residential Accredit Loans, Inc. Trust, Series 2007-QH6, Class A1, 0.339% (1 Month LIBOR USD + 0.190%), 7/25/2037 (a)	10,312,620	9,813,520
Residential Accredit Loans, Inc. Trust, Series 2007-QH9, Class A1, 1.977%, 11/25/2037 (h)	3,586,726	3,277,299
Residential Accredit Loans, Inc. Trust, Series 2006-QO9, Class 1A3A, 0.349% (1 Month LIBOR USD + 0.200%), 12/25/2046 (a)(k)	24,103,988	21,255,813
Residential Accredit Loans, Inc. Trust, Series 2007-QO4, Class A1A, 0.339% (1 Month LIBOR USD + 0.190%), 5/25/2047 (a)	1,833,169	1,755,979
Residential Accredit Loans, Inc. Trust, Series 2007-QO5, Class A, 2.442% (12 Month US Treasury Average + 1.560%), 8/25/2047 (a)	26,669,262	9,066,135
Residential Asset Securitization Trust, Series 2007-A8, Class 3A1, 6.217%, 8/25/2022 (h)	743,707	639,798
Residential Asset Securitization Trust, Series 2005-A3, Class AX, 0.327%, 4/25/2035 (c)(h)(o)	20,091,219	306,913
Residential Asset Securitization Trust, Series 2005-A4, Class A1, 0.599% (1 Month LIBOR USD + 0.450%), 4/25/2035 (a)	3,601,260	2,541,723
Residential Asset Securitization Trust, Series 2005-A6CB, Class A2, 5.500%, 6/25/2035	4,484,519	4,267,459
Residential Asset Securitization Trust, Series 2005-A6CB, Class A1, 5.500%, 6/25/2035	4,178,537	3,712,421
Residential Asset Securitization Trust, Series 2005-A10, Class A4, 5.500%, 9/25/2035	1,439,883	1,151,578
Residential Asset Securitization Trust, Series 2005-A10, Class A3, 5.500%, 9/25/2035	5,287,601	4,377,441
Residential Asset Securitization Trust, Series 2005-A11, Class PO, 0.000%, 10/25/2035 (f)	860,186	561,537
Residential Asset Securitization Trust, Series 2005-A11, Class 1A1, 0.599% (1 Month LIBOR USD + 0.450%), 10/25/2035 (a)	2,572,763	1,900,567
Residential Asset Securitization Trust, Series 2005-A11, Class 1A3, 5.500%, 10/25/2035	2,305,478	2,162,462
Residential Asset Securitization Trust, Series 2005-A12, Class A10, 0.599% (1 Month LIBOR USD + 0.450%), 11/25/2035 (a)	1,204,592	766,950
Residential Asset Securitization Trust, Series 2005-A12, Class A6, 0.649% (1 Month LIBOR USD + 0.500%), 11/25/2035 (a)	5,191,269	3,155,357
Residential Asset Securitization Trust, Series 2005-A14, Class A3, 5.500%, 12/25/2035	782,549	631,827
Residential Asset Securitization Trust, Series 2006-A2, Class A5, 0.849% (1 Month LIBOR USD + 0.700%), 5/25/2036 (a)	2,097,332	871,406
Residential Asset Securitization Trust, Series 2006-A4, Class 2A1, 0.849% (1 Month LIBOR USD + 0.700%), 5/25/2036 (a)	1,076,799	941,545
Residential Asset Securitization Trust, Series 2006-A7CB, Class 3A1, 6.500%, 7/25/2036	7,348,292	4,184,669
Residential Asset Securitization Trust, Series 2006-A8, Class 2A3, 6.000%, 8/25/2036	6,329,375	3,422,496
Residential Asset Securitization Trust, Series 2006-A8, Class 2A4, 6.500%, 8/25/2036	10,396,660	6,147,223
Residential Asset Securitization Trust, Series 2006-A8, Class 2A1, 6.500%, 8/25/2036	1,644,700	913,928
Residential Asset Securitization Trust, Series 2006-A8, Class 2A2, 6.750%, 8/25/2036	10,467,697	6,337,322
Residential Asset Securitization Trust, Series 2006-A14C, Class 2A4, 6.000%, 12/25/2036	3,143,400	1,736,103
Residential Asset Securitization Trust, Series 2006-A16, Class 2A1, 6.000%, 2/25/2037	8,523,277	4,186,992
Residential Asset Securitization Trust, Series 2006-A16, Class 2A3, 6.609%, 2/25/2037 (h)	22,824,491	13,242,701
Residential Asset Securitization Trust, Series 2007-A6, Class 1A4, 6.000%, 6/25/2037	2,722,558	2,339,674
Residential Asset Securitization Trust, Series 2007-A7, Class A6, 6.000%, 7/25/2037	3,441,033	2,214,866
Residential Funding Mortgage Securities Trust, Series 2005-S7, Class AP, 0.000%, 11/25/2035 (f)	84,947	62,849
Residential Funding Mortgage Securities Trust, Series 2006-SA1, Class 1A1, 4.223%, 2/25/2036 (h)	1,177,294	1,086,795
Residential Funding Mortgage Securities Trust, Series 2006-S4, Class AP, 0.000%, 4/25/2036 (f)	177,912	142,448
Residential Funding Mortgage Securities Trust, Series 2006-S5, Class A4, 0.000%, 6/25/2036 (f)	62,961	41,007
Residential Funding Mortgage Securities Trust, Series 2006-S5, Class A9, 6.000%, 6/25/2036	1,217,681	1,200,049
Residential Funding Mortgage Securities Trust, Series 2006-S5, Class A12, 6.000%, 6/25/2036	938,141	946,092
Residential Funding Mortgage Securities Trust, Series 2006-S7, Class A7, 6.250%, 8/25/2036	83,234	80,751
Residential Funding Mortgage Securities Trust, Series 2006-S9, Class A4, 5.750%, 9/25/2036	6,482,182	6,250,963
Residential Funding Mortgage Securities Trust, Series 2006-S10, Class 1AP, 0.000%, 10/25/2036 (f)	41,893	26,811
Residential Funding Mortgage Securities Trust, Series 2006-S10, Class 1A3, 6.000%, 10/25/2036	740,322	722,883
Residential Funding Mortgage Securities Trust, Series 2006-S11, Class AP, 0.000%, 11/25/2036 (f)	70,137	44,392
Residential Funding Mortgage Securities Trust, Series 2006-SA4, Class 2A1, 4.885%, 11/25/2036 (h)	1,697,345	1,618,509
Residential Funding Mortgage Securities Trust, Series 2007-S1, Class A7, 6.000%, 1/25/2037	2,227,618	2,158,067
Residential Funding Mortgage Securities Trust, Series 2007-S5, Class AP, 0.000%, 5/25/2037 (f)	304,083	217,155
Residential Mortgage Loan Trust, Series 2019-1, Class B2, 6.500%, 10/25/2058 (b)(h)	4,201,500	4,182,303
Residential Mortgage Loan Trust, Series 2019-2, Class M1, 3.862%, 5/25/2059 (b)(h)	11,924,000	12,250,109
Residential Mortgage Loan Trust, Series 2019-2, Class B1, 4.713%, 5/25/2059 (b)(h)	12,400,000	12,378,598
Residential Mortgage Loan Trust, Series 2019-2, Class B2, 6.037%, 5/25/2059 (b)(h)	5,369,500	5,305,775
Residential Mortgage Loan Trust, Series 2019-3, Class B1, 3.810%, 9/25/2059 (b)(h)	2,375,000	2,357,278
Residential Mortgage Loan Trust, Series 2019-3, Class B2, 5.664%, 9/25/2059 (b)(h)	4,000,000	3,905,060
Residential Mortgage Loan Trust, Series 2020-1, Class B1, 3.946%, 1/25/2060 (b)(h)	650,000	627,526
Residential Mortgage Loan Trust, Series 2020-1, Class B2, 4.665%, 1/25/2060 (b)(h)	1,075,000	1,045,803
Residential Mortgage Loan Trust, Series 2020-2, Class B2, 5.400%, 5/25/2060 (b)(h)	2,461,000	2,394,546
Saluda Grade Alternative Mortgage Trust, Series 2020-PAC1, Class A2, 6.899%, 8/25/2027 (b)	15,000,000	15,037,500
Saluda Grade Alternative Mortgage Trust, Series 2020-FIG1, Class A1, 3.568%, 9/25/2050 (b)	19,501,231	19,652,600
Saluda Grade Alternative Mortgage Trust, Series 2020-FIG1, Class A3, 5.086%, 9/25/2050 (b)	15,036,424	15,152,445
Saluda Grade Alternative Mortgage Trust, Series 2020-FIG1, Class M1, 7.000%, 9/25/2050 (b)	15,417,385	15,538,226
Sequoia Mortgage Trust, Series 2004-4, Class A, 0.778% (6 Month LIBOR USD + 0.520%), 5/20/2034 (a)	1,176,396	1,128,691
Sequoia Mortgage Trust, Series 2004-7, Class A3B, 1.415% (6 Month LIBOR USD + 1.100%), 8/20/2034 (a)	56,292	54,958
Sequoia Mortgage Trust, Series 2005-2, Class XA, 0.811%, 3/20/2035 (c)(h)(o)	7,905,382	106,968
Sequoia Mortgage Trust, Series 2007-2, Class 2AA1, 3.639%, 1/20/2038 (h)	489,851	468,275
Sequoia Mortgage Trust, Series 2014-3, Class AI01, 0.250%, 10/25/2044 (b)(c)(o)	3,231,472	24,110
Sequoia Mortgage Trust, Series 2007-1, Class 5A1, 3.212%, 10/20/2046 (h)	3,589,649	3,320,519
SG Residential Mortgage Trust, Series 2019-3, Class M1, 3.526%, 9/25/2059 (b)(h)	7,800,000	7,780,305
Spruce Hill Mortgage Loan Trust, Series 2019-SH1, Class B1, 4.992%, 4/29/2049 (b)(h)	9,500,000	9,540,593
Spruce Hill Mortgage Loan Trust, Series 2019-SH1, Class B2, 6.176%, 4/29/2049 (b)(h)	5,500,000	5,540,414
Spruce Hill Mortgage Loan Trust, Series 2020-SH1, Class B1, 3.827%, 1/25/2050 (b)(h)	3,000,000	2,923,530
Spruce Hill Mortgage Loan Trust, Series 2020-SH1, Class B2, 4.676%, 1/25/2050 (b)(h)	3,000,000	2,856,951
STACR Trust, Series 2018-HRP2, Class M3, 2.549% (1 Month LIBOR USD + 2.400%), 2/25/2047 (a)(b)	8,750,000	8,366,697
Starwood Mortgage Residential Trust, Series 2018-IMC1, Class M1, 4.589%, 3/25/2048 (b)(h)	6,400,000	6,573,075
Starwood Mortgage Residential Trust, Series 2018-IMC2, Class M1, 4.770%, 10/26/2048 (b)(h)	12,697,000	13,297,924
Starwood Mortgage Residential Trust, Series 2019-1, Class A1, 2.941%, 6/25/2049 (b)(h)	592,272	612,424
Starwood Mortgage Residential Trust, Series 2019-1, Class B1, 4.766%, 6/25/2049 (b)(h)	1,000,000	1,010,402
Starwood Mortgage Residential Trust, Series 2020-3, Class B1, 4.750%, 4/25/2065 (b)(h)	4,000,000	3,991,680
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-9XS, Class A, 0.519% (1 Month LIBOR USD + 0.370%), 7/25/2034 (a)	102,181	100,371
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-4, Class 5A, 3.661%, 3/25/2035 (h)	499,447	519,182
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-18, Class 3A1, 3.034%, 9/25/2035 (h)	3,344,135	3,102,491
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-23, Class 4A1, 3.724%, 1/25/2036 (h)	907,297	879,154
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-8, Class 1A2, 1.649% (1 Month LIBOR USD + 1.500%), 9/25/2037 (a)	1,327,502	1,283,640
Structured Asset Mortgage Investments II Trust, Series 2004-AR1, Class X, 1.581%, 3/19/2034 (c)(h)(o)	8,726,763	300,846
Structured Asset Mortgage Investments II Trust, Series 2004-AR7, Class X, 1.453%, 4/19/2035 (c)(h)(o)	11,524,321	296,440
Structured Asset Mortgage Investments II Trust, Series 2005-AR2, Class 1X, 2.073%, 5/25/2045 (c)(h)(o)	12,213,915	714,343
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2003-6A, Class 2A1, 2.783%, 3/25/2033 (h)	33,146	34,309
TBW Mortgage-Backed Trust Series, Series 2006-3, Class 2A1, 6.500%, 7/25/2036	3,733,746	2,581,549
Terwin Mortgage Trust, Series 2005-18AL, Class PX, 4.133%, 1/25/2037 (b)(h)(o)(c)	31,710,640	2,631,412
Verus Securitization Trust, Series 2018-INV1, Class B2, 5.648%, 3/25/2058 (b)(h)	6,700,000	6,779,475
Verus Securitization Trust, Series 2018-3, Class M1, 4.595%, 10/25/2058 (b)(h)	8,000,000	8,217,136
Verus Securitization Trust, Series 2019-INV1, Class A1, 3.402%, 12/25/2058 (b)(h)	194,881	203,191
Verus Securitization Trust, Series 2019-INV1, Class A2, 3.504%, 12/25/2058 (b)(h)	9,305,416	9,628,007
Verus Securitization Trust, Series 2019-INV1, Class B1, 4.991%, 12/25/2058 (b)	2,250,000	2,261,221
Verus Securitization Trust, Series 2019-1, Class M1, 4.461%, 2/25/2059 (b)(h)	2,000,000	2,057,112
Verus Securitization Trust, Series 2019-2, Class M1, 3.781%, 5/25/2059 (b)(h)	13,000,000	13,224,770
Verus Securitization Trust, Series 2019-2, Class B1, 4.437%, 5/25/2059 (b)(h)	3,800,000	3,745,618
Verus Securitization Trust, Series 2019-3, Class B1, 4.043%, 7/25/2059 (b)(h)	6,400,000	6,277,971
Verus Securitization Trust, Series 2019-4, Class B1, 3.860%, 10/25/2059 (b)(h)	2,250,000	2,272,513
Verus Securitization Trust, Series 2020-2, Class B1, 5.360%, 4/25/2060 (b)(h)	520,000	525,620
Visio Trust, Series 2019-1, Class B1, 5.080%, 6/25/2054 (b)(h)	2,400,000	2,402,594
Wachovia Mortgage Loan Trust LLC, Series 2006-AMN1, Class A1, 0.272% (1 Month LIBOR USD + 0.050%), 8/25/2036 (a)	5,693,902	3,381,199
Wachovia Mortgage Loan Trust LLC, Series 2006-AMN1, Class A2, 0.472% (1 Month LIBOR USD + 0.150%), 8/25/2036 (a)	27,771,890	16,403,161
Wachovia Mortgage Loan Trust LLC, Series 2006-AMN1, Class A3, 0.652% (1 Month LIBOR USD + 0.240%), 8/25/2036 (a)	2,829,636	1,677,623
Wachovia Mortgage Loan Trust LLC, Series 2006-ALT1, Class A1, 0.229% (1 Month LIBOR USD + 0.080%), 1/25/2037 (a)	8,871,414	5,592,229
Wachovia Mortgage Loan Trust LLC, Series 2006-ALT1, Class A2, 0.329% (1 Month LIBOR USD + 0.180%), 1/25/2037 (a)	3,039,187	1,931,719
Washington Mutual Asset-Backed Certificates Trust, Series 2006-HE3, Class 1A, 0.304% (1 Month LIBOR USD + 0.155%), 8/25/2036 (a)	3,350,603	3,079,469
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2004-AR3, Class B1, 3.657%, 6/25/2034 (h)	982,830	1,002,769
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-AR16, Class 1A2, 3.678%, 12/25/2035 (h)	17,419,073	17,400,104
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-AR18, Class 1A2, 3.658%, 1/25/2036 (h)(k)	18,852,350	19,496,950
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-AR10, Class 1A1, 3.037%, 9/25/2036 (h)	2,194,488	2,055,700
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-AR12, Class 1A4, 3.024%, 10/25/2036 (h)	4,857,966	4,999,222
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-AR14, Class 2A3, 2.896%, 11/25/2036 (h)	1,058,547	1,025,141
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-AR18, Class 3A1, 3.225%, 1/25/2037 (h)	558,972	541,739
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-HY6, Class 1A1, 3.151%, 6/25/2037 (h)	2,821,301	2,800,285
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2004-AR10, Class X, 2.105%, 7/25/2044 (c)(h)(o)	17,978,365	808,631
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-AR19, Class A1B2, 0.559% (1 Month LIBOR USD + 0.410%), 12/25/2045 (a)	90,891	92,271
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-AR1, Class 2A1A, 1.952% (12 Month US Treasury Average + 1.070%), 1/25/2046 (a)	1,319,036	1,299,740
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-AR9, Class 2XPP, 1.066%, 8/25/2046 (c)(h)(o)	7,760,188	267,626
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2003-MS7, Class P, 0.000%, 3/25/2033 (f)	932	738
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2005-9, Class 5A3, 1.499% (1 Month LIBOR USD + 1.350%), 11/25/2035 (a)	2,510,016	1,802,385
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2005-AR1, Class A1A, 0.409% (1 Month LIBOR USD + 0.260%), 12/25/2035 (a)	4,058,283	3,915,006
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2006-1, Class 2XB1, 7.000%, 2/25/2036	5,024,867	4,506,160
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2007-HY1, Class A1, 0.239% (1 Month LIBOR USD + 0.090%), 2/25/2037 (a)	9,410,674	6,069,725
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2007-3, Class A19, 6.000%, 4/25/2037 (k)	7,676,295	7,665,625
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2006-AR8, Class 3X1, 0.924%, 10/25/2046 (c)(h)(o)	17,605,538	895,435
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2006-AR9, Class 1A, 1.712% (12 Month US Treasury Average + 0.830%), 11/25/2046 (a)	7,006,130	6,182,475
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2007-OA3, Class 2A, 1.632% (12 Month US Treasury Average + 0.750%), 2/25/2047 (a)(e)	16,733,956	15,525,044
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2007-OA3, Class 5A, 1.779% (11th District Cost of Funds Index + 1.250%), 4/25/2047 (a)	4,688,138	4,277,406
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class 4A1, 6.500%, 7/25/2037	2,691,687	2,500,561
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class 4A3, 6.500%, 7/25/2037	2,952,773	2,743,108
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR1, Class 2A5, 4.070%, 3/25/2036 (h)	910,944	799,748
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR11, Class A1, 3.136%, 8/25/2036 (h)	259,771	251,697
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR12, Class 1A1, 2.936%, 9/25/2036 (h)	526,520	518,018
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR13, Class A2, 3.079%, 9/25/2036 (h)	287,156	273,000
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR14, Class 1A3, 3.088%, 10/25/2036 (h)	956,542	930,686
Wells Fargo Mortgage Backed Securities Trust, Series 2007-15, Class A1, 6.000%, 11/25/2037	1,021,175	1,024,490
Wells Fargo Mortgage Backed Securities Trust, Series 2007-17, Class APO, 0.000%, 1/25/2038 (f)	46,459	33,573
Wells Fargo Mortgage Backed Securities Trust, Series 2020-2, Class A3, 3.000%, 2/25/2050 (b)(h)	1,728,281	1,769,150
Wells Fargo Mortgage Loan Trust, Series 2010-RR2, Class 1A4, 3.318%, 9/27/2035 (b)(h)	6,377,917	5,761,797
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES - (Cost ― $4,089,705,311)		3,995,208,424

Residential Mortgage-Backed Security - U.S. Government Agency ― 2.85%
Federal Home Loan Mortgage Corp., Series 2014-DN1, Class M3, 4.649% (1 Month LIBOR USD + 4.500%), 2/26/2024 (a)	5,000,000	4,330,405
Federal Home Loan Mortgage Corp., Series 2015-DN1, Class M3, 4.299% (1 Month LIBOR USD + 4.150%), 1/27/2025 (a)	1,118,753	1,127,153
Federal Home Loan Mortgage Corp., Series 2018-HQA2, Class M2, 2.449% (1 Month LIBOR USD + 2.300%), 10/26/2048 (a)(b)	2,654,080	2,583,489
Federal Home Loan Mortgage Corp., Series 2018-HQA2, Class B1, 4.399% (1 Month LIBOR USD + 4.250%), 10/26/2048 (a)(b)	3,000,000	2,850,273
Federal Home Loan Mortgage Corp., Series 2019-DNA2, Class M2, 2.599% (1 Month LIBOR USD + 2.450%), 3/25/2049 (a)(b)	7,822,894	7,710,284
Federal Home Loan Mortgage Corp., Series 2019-HQA2, Class M2, 2.199% (1 Month LIBOR USD + 2.050%), 4/26/2049 (a)(b)	4,951,423	4,852,261
Federal Home Loan Mortgage Corp., Series 2019-DNA3, Class M2, 2.199% (1 Month LIBOR USD + 2.050%), 7/26/2049 (a)(b)	137,020	134,018
Federal Home Loan Mortgage Corp., Series 2019-HQA3, Class M2, 1.999% (1 Month LIBOR USD + 1.850%), 9/27/2049 (a)(b)	4,609,971	4,523,418
Federal Home Loan Mortgage Corp., Series 2019-HQA3, Class B1, 3.149% (1 Month LIBOR USD + 3.000%), 9/27/2049 (a)(b)	7,847,000	7,185,890
Federal Home Loan Mortgage Corp., Series 2019-DNA4, Class M2, 2.099% (1 Month LIBOR USD + 1.950%), 10/25/2049 (a)(b)	4,326,418	4,296,125
Federal Home Loan Mortgage Corp., Series 2019-HQA4, Class M2, 2.199% (1 Month LIBOR USD + 2.050%), 11/26/2049 (a)(b)	10,014,184	9,953,067
Federal Home Loan Mortgage Corp., Series 2020-DNA1, Class M2, 1.849% (1 Month LIBOR USD + 1.700%), 1/25/2050 (a)(b)	7,000,000	6,833,533
Federal Home Loan Mortgage Corp., Series 2020-HQA1, Class M2, 2.049% (1 Month LIBOR USD + 1.900%), 1/25/2050 (a)(b)	15,000,000	14,718,375
Federal Home Loan Mortgage Corp., Series 2020-DNA2, Class M2, 1.999% (1 Month LIBOR USD + 1.850%), 2/25/2050 (a)(b)	10,123,783	9,889,367
Federal Home Loan Mortgage Corp., Series 2020-DNA2, Class B1, 2.649% (1 Month LIBOR USD + 2.500%), 2/25/2050 (a)(b)	3,800,000	3,276,858
Federal Home Loan Mortgage Corp., Series 2020-HQA2, Class M1, 1.249% (1 Month LIBOR USD + 1.100%), 3/25/2050 (a)(b)	1,067,911	1,067,909
Federal Home Loan Mortgage Corp., Series 2020-HQA2, Class M2, 3.249% (1 Month LIBOR USD + 3.100%), 3/25/2050 (a)(b)	5,000,000	4,921,770
Federal National Mortgage Association, Series 2015-C03, Class 1M2, 5.149% (1 Month LIBOR USD + 5.000%), 7/25/2025 (a)	2,011,996	2,049,765
Federal National Mortgage Association, Series 2017-C04, Class 2M2, 2.999% (1 Month LIBOR USD + 2.850%), 11/26/2029 (a)	6,857,531	6,858,861
Federal National Mortgage Association, Series 2017-C06, Class 2M2, 2.949% (1 Month LIBOR USD + 2.800%), 2/25/2030 (a)	1,091,928	1,089,192
Federal National Mortgage Association, Series 2017-C07, Class 2M2, 2.649% (1 Month LIBOR USD + 2.500%), 5/28/2030 (a)	3,145,095	3,101,790
Federal National Mortgage Association, Series 2018-C04, Class 2M2, 2.699% (1 Month LIBOR USD + 2.550%), 12/26/2030 (a)	1,583,054	1,546,646
Federal National Mortgage Association, Series 2019-R01, Class 2M2, 2.599% (1 Month LIBOR USD + 2.450%), 7/25/2031 (a)(b)	8,338,540	8,275,909
Federal National Mortgage Association, Series 2019-R02, Class 1M2, 2.449% (1 Month LIBOR USD + 2.300%), 8/25/2031 (a)(b)	5,532,852	5,505,143
Federal National Mortgage Association, Series 2019-R04, Class 2M2, 2.249% (1 Month LIBOR USD + 2.100%), 6/27/2039 (a)(b)	17,817,972	17,689,718
Federal National Mortgage Association, Series 2019-R05, Class 1M2, 2.149% (1 Month LIBOR USD + 2.000%), 7/25/2039 (a)(b)	6,654,902	6,643,435
Federal National Mortgage Association, Series 2019-R06, Class 2ED2, 1.149% (1 Month LIBOR USD + 1.000%), 9/25/2039 (a)(b)	5,575,310	5,534,828
Federal National Mortgage Association, Series 2019-R07, Class 1M2, 2.249% (1 Month LIBOR USD + 2.100%), 10/25/2039 (a)(b)	8,326,988	8,263,795
Federal National Mortgage Association, Series 2020-R01, Class 1M2, 2.199% (1 Month LIBOR USD + 2.050%), 1/25/2040 (a)(b)	11,628,384	11,404,596
Federal National Mortgage Association, Series 2020-R02, Class 2B1, 3.149% (1 Month LIBOR USD + 3.000%), 1/25/2040 (a)(b)	11,017,089	8,671,903
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITY - U.S. GOVERNMENT AGENCY - (Cost ― $177,754,516)		176,889,776

Whole Loans ― 1.81%
25-30 Year 6 Month Prime ARM, 4.990% to 8.024%, 7/1/2044 to 10/1/2049	1,145,323	1,021,305
Agency High Balance Residential Mortgages, 4.500% to 5.125%, 5/24/2048 to 6/27/2048	2,326,741	2,405,315
Agency High Balance Residential Mortgages, 4.125% to 5.125%, 9/15/2036 to 10/31/2037 (c)	3,347,481	3,234,480
Residential Second Lien Mortgages, 4.789% to 11.549%, 9/1/2023 to 3/1/2050 (c)	94,779,432	94,913,015
Savannah Grand, 6.900%, 2/6/2022	4,600,000	4,462,024
Valley Oaks Nursing Home Commercial Loans, 7.500%, 8/6/2021	6,500,000	6,417,137
TOTAL WHOLE LOANS (Cost ― $116,503,435)		112,453,276

Short-Term Investments ― 5.14%	Shares
Money Market Funds ― 5.14%
Fidelity Institutional Money Market Government Portfolio, Institutional Class 0.010% (q)	318,852,843	318,852,843
TOTAL SHORT-TERM INVESTMENTS (Cost ― $318,852,843)		318,852,843
TOTAL INVESTMENTS ― 108.14% (Cost ― $6,828,386,386)		6,708,201,672
Liabilities in Excess of Other Assets ― (8.14%)		(505,214,918)
NET ASSETS ― 100.00%		$6,202,986,754

LIBOR	London Inter-Bank Offered Rate
SOFR	Secured Overnight Financing Rate

(a)
Variable or floating rate security based on a reference index and spread.  Certain securities are fixed to variable and currently in the fixed phase.  Rate disclosed is the rate in effect as of October 31, 2020.

(b)
Security exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933.  The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are determined to be liquid by the Adviser, under the procedures established by the Fund's Board of Trustees, unless otherwise denoted. At October 31, 2020, the value of these securities amounted to $3,064,809,538 or 49.41% of net assets.

(c)	Illiquid security. At October 31, 2020, the value of these securities amounted to $389,156,593 or 6.27% of net assets.
(d)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate disclosed is the rate in effect as of October 31, 2020.
(e)	All or a portion of the security has been pledged as collateral in connection with open reverse repurchase agreements. At October 31, 2020, the value of securities pledged amounted to $390,877,547.
(f)	Principal only security.
(g)	Variable rate security. The coupon is based on an underlying pool of community bank subordinated debt. The rate reported is the rate in effect as of October 31, 2020.
(h)	Variable rate security. The coupon is based on an underlying pool of assets. Rate disclosed is the rate in effect as of October 31, 2020.
(i)	Security issued on a when-issued basis. On October 31, 2020, the total value of investments purchased on a when-issued basis was $101,417,544 or 1.63% of net assets.
(j)
Security exempt from registration under Regulation S of the Securities Act of 1933. Such securities are treated as liquid securities according to the Fund's liquidity guidelines. At October 31, 2020, the value of securities pledged amounted to $2,375,213 or 0.04% of net assets.

(k)	All or a portion of the security has been pledged as collateral in connection with open credit agreements. At October 31, 2020, the value of securities pledged amounted to $605,491,657.
(l)	As of October 31, 2020, the Fund has fair valued these securities. The value of these securities amounted to $3,700,108 or 0.06% of net assets. Value determined using significant unobservable inputs.
(m)	Non-income producing security. Item identified as in default as to the payment of interest.
(n)	Auction rate security. Rate disclosed is the rate in effect as of October 31, 2020.
(o)	Interest only security.
(p)
Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.

(q)	Rate disclosed is the seven-day yield as of October 31, 2020.

Angel Oak Multi-Strategy Income Fund
Consolidated Schedule of Open Reverse Repurchase Agreements
October 31, 2020 (Unaudited)
	Interest	Trade	Maturity	Net Closing
Counterparty	Rate	Date	Date	Amount	Face Value
J.P. Morgan Securities LLC	0.814%	10/30/2020	1/27/2021	$31,795,887	$31,732,000
J.P. Morgan Securities LLC	1.464%	10/30/2020	1/27/2021	185,792,192	185,122,000
J.P. Morgan Securities LLC	1.714%	10/30/2020	1/27/2021	42,933,197	42,752,000
					$259,606,000

A reverse repurchase agreement, although structured as a sale and repurchase obligation, acts as a financing transaction under which the Fund will effectively pledge certain assets as collateral to secure a short-term loan. Generally, the other party to the agreement makes the loan in an amount less than the fair value of the pledged collateral. At the maturity of the reverse repurchase agreement, the Fund will be required to repay the loan and interest and correspondingly receive back its collateral. While used as collateral, the pledged assets continue to pay principal and interest which are for the benefit of the Fund.

Securities Valuation and Fair Value Measurements (Unaudited)

The Fund has adopted fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets and liabilities. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments based on the best information available).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Investments in registered open-end management investment companies, including money market funds, will be valued based upon the net asset value ("NAV") of such investments and are categorized as Level 1 of the fair value hierarchy.

Fair values for long-term debt securities, including asset-backed securities, collateralized loan obligations, collateralized mortgage obligations, corporate obligations, whole loans and mortgage-backed securities are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs, including but not limited to, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data. In addition to these inputs, mortgage-backed and asset-backed obligations may utilize cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information. Securities that use similar valuation techniques and inputs are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable; the values generally would be categorized as Level 3.

Equity securities, including preferred stocks, that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”), are valued at the last sale price at the close of that exchange. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-listed or Nasdaq security does not trade, then: (i) the security shall be valued at the mean between the most recent quoted bid and asked prices at the close of the exchange; or (ii) the security shall be valued at the latest sales price on the Composite Market (defined below) for the day such security is being valued. “Composite Market” means a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets (“OTC”) as published by a pricing service. In the event market quotations or Composite Market pricing are not readily available, Fair Value will be determined in accordance with the procedures adopted by the Board of Trustees (“Board”). All equity securities that are not traded on a listed exchange are valued at the last sale price at the close of the over-the counter market. If a non-exchange listed security does not trade on a particular day, then the mean between the last quoted bid and asked price will be used as long as it continues to reflect the value of the security. If the mean is not available, then bid price can be used as long as the bid price continues to reflect the value of the security. Otherwise Fair Value will be determined in accordance with the procedures adopted by the Board. These securities will generally be categorized as Level 3 securities. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security.

Short term debt securities having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.  Reverse repurchase agreements and repurchase agreements are priced at their acquisition cost, which represents fair value.  These securities will generally be categorized as Level 2 securities.

Financial derivative instruments, such as futures contracts, that are traded on a national securities or commodities exchange are typically valued at the settlement price determined by the relevant exchange. Swaps, such as credit default swaps, interest-rate swaps and currency swaps, are valued by a pricing service. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.  Over-the-counter financial derivative instruments, such as certain futures contracts or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Derivatives that use similar valuation techniques as described above are typically categorized as Level 2 of the fair value hierarchy.

Securities may be fair valued in accordance with the fair valuation procedures approved by the Board. The Valuation and Risk Management Oversight Committee is generally responsible for overseeing the Fund's valuation processes and reports quarterly to the Board. The Valuation and Risk Management Oversight Committee has delegated to the Valuation Committee of Angel Oak Capital Advisors, LLC (the"Adviser") the day to day responsibilities for making all necessary determinations of the fair value of portfolio securities and other assets for which market quotations are not readily available or if the prices obtained from brokers and dealers or independent pricing services are deemed to be unreliable indicators of market or fair value. Representatives of the Adviser's Valuation Committee report quarterly to the Valuation and Risk Management Oversight Committee.

The following is a summary of the inputs used to value the Fund's net assets as of October 31, 2020:

Assets	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ -	$ 651,938,558	$ -	$ 651,938,558
Collateralized Debt Obligations	-	37,379,015	-	37,379,015
Collateralized Loan Obligations	-	470,760,035	-	470,760,035
Commercial Mortgage-Backed Securities	-	117,132,703	-	117,132,703
Commercial Mortgage-Backed Securities - U.S. Government Agency	-	255,851,837	-	255,851,837
Corporate Obligations	-	390,838,318	3,690,591	394,528,909
Investment Companies	159,597,481	-	-	159,597,481
Preferred Stocks	17,608,815	-	-	17,608,815
Residential Mortgage-Backed Securities	-	3,995,198,907	9,517	3,995,208,424
Residential Mortgage-Backed Securities - U.S. Government Agency	-	176,889,776	-	176,889,776
Whole Loans	-	112,453,276	-	112,453,276
Short-Term Investments	318,852,843	-	-	318,852,843
Total	$ 496,059,139	$ 6,208,442,425	$ 3,700,108	$ 6,708,201,672
Other Financial Instruments*
Liabilities
Reverse Repurchase Agreements	$ -	$ 259,606,000	$ -	$ 259,606,000

*Other financial instruments are derivative instruments, such as reverse repurchase agreements.

See the Consolidated Schedule of Investments for further disaggregation of investment categories. During the period ended October 31, 2020, the Fund recognized $1,675,108 of transfers from Level 2 to Level 3. There were no transfers to or from Level 1. See the summary of quantitative information about Level 3 Fair Value Measurements for more information.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Balance as of 01/31/2020	Discounts/Premiums	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of 10/31/2020
Corporate Obligations	$ 2,025,000	$ -	$ -	$ -	$ -	$ -	$ 1,665,591	$ -	$ 3,690,591
Residential Mortgage-Backed Securities	$ -	$ -	$ -	$ -	$ -	$ -	$ 9,517	$ -	$ 9,517

The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at October 31, 2020, is ($0).

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

	Fair Value as of 10/31/2020	Valuation Techniques	Unobservable Input	Range/Weighted Average Unobservable Input*
Corporate Obligations	$ 2,025,000	Consensus Pricing	Third party	$15.00
Corporate Obligations	$ 1,665,591	Model Valuation	Fundamentals, external credit rating, and internal BankSURF ratings	$832.80
Residential Mortgage-Backed Securities	$ -	Model Valuation	Fundamentals, remittance history	$0.00
Residential Mortgage-Backed Securities	$ 9,517	Model Valuation	Value of the call rights and value of the collateral of the deal	$0.95

*Each input presents information for one security and reflects the value as of October 31, 2020.

Secured Borrowings

A reverse repurchase agreement is the sale by the Fund of a security to a party for a specified price, with the simultaneous agreement by the Fund to repurchase that security from that party on a future date at a higher price. Reverse repurchase agreements involve the risk that the counterparty will become subject to bankruptcy or other insolvency proceedings or fail to return a security to the Fund.  In such situations, the Fund may incur losses as a result of a possible decline in the value of the underlying security during the period while the Fund seeks to enforce its rights, a possible lack of access to income on the underlying security during this period, or expenses of enforcing its rights. The Fund will segregate assets determined to be liquid by the Adviser or otherwise cover its obligation under the reverse repurchase agreement.

The gross obligations for secured borrowing by the type of collateral pledged and remaining time to maturity is as follows:

Reverse Repurchase Agreements			Overnight and Continuous	Up to 30 Days	30-90 Days	Greater than 90 Days	Total
Asset-Backed Securities			$ -	$ -	$ 9,270,000	$ -	$ 9,270,000
Commercial Mortgage-Backed Securities			-	-	22,772,000	-	22,772,000
Residential Mortgage-Backed Securities			-	-	227,564,000	-	227,564,000
Total			$ -	$ -	$ 259,606,000	$ -	$ 259,606,000

Transactions with Affiliates

The Fund's transactions with affiliates represent holdings for which the Fund and the underlying investee Fund have the same investment advisor or where the investee Fund’s investment advisor is under common control with the Fund’s investment advisor.

The Fund had the following transactions during the period ended October 31, 2020, with affiliates:

						Period Ended October 31, 2020
Security Name		Value as of February 1, 2020	Purchases	Sales	Net Change in Unrealized Appreciation (Depreciation) on Investments in Affiliates	Value as of October 31, 2020	Share Balance	Dividend Income	Net Realized Gain (Loss) on Investments in Affiliates
Financials Income Fund		$ 38,441,648	$ 10,000,000	$ -	$ (3,758,988)	$ 44,682,660	5,147,772	$ 1,532,291	$ -
High Yield Opportunities Fund		34,350,384	10,000,000	(4,500,000)	(1,919,830)	37,065,637	3,336,241	1,662,081	(864,917)
UltraShort Income Fund		78,391,417	-	-	(542,233)	77,849,184	7,746,187	1,352,389	-
Total		$ 151,183,449	$ 20,000,000	$ (4,500,000)	$ (6,221,051)	$ 159,597,481	16,230,200	$ 4,546,761	$ (864,917)